UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 12 of its series:

Allspring Diversified Capital Builder Fund, Allspring Diversified Income Builder Fund, Allspring Index Asset Allocation Fund, Allspring International Bond Fund, Allspring Income Plus Fund, Allspring Global Investment Grade Credit Fund, Allspring C&B Mid Cap Value Fund, Allspring Common Stock Fund, Allspring Discovery SMID Cap Growth Fund, Allspring Discovery Mid Cap Growth Fund, Allspring Opportunity Fund, and Allspring Special Mid Cap Value Fund.

Date of reporting period: March 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report
March 31, 2023
Allspring International Bond Fund

The views expressed and any forward-looking statements are as of March 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring International Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring International Bond Fund for the six-month period that ended March 31, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that can now generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 15.62%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 22.13%, while the MSCI EM Index (Net) (USD)3 returned 14.04%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 4.89%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned 10.07%, the Bloomberg Municipal Bond Index6 gained 7.00%, and the ICE BofA U.S. High Yield Index7 returned 7.89%.
Despite high inflation and central bank rate hikes, markets rally.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring International Bond Fund

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The sudden banking industry uncertainty led some clients of regional banks to transfer deposits to a handful of U.S. banking giants while bank shareholders sold stock. The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. The U.S. labor market remained resilient. The euro-area composite Purchasing Managers’ Index2 rose to 53.70, indicating expansion, for March. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
“ The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China.”

[1]	The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
[2]	The Purchasing Managers' Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.

Allspring International Bond Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring International Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments (UK) Limited
Portfolio managers	Michael Lee, Henrietta Pacquement, CFA, Alex Perrin, Lauren van Biljon, CFA

Average annual total returns (%) as of March 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (ESIYX)	9-30-2003	-17.61	-5.65	-2.76	-13.75	-4.79	-2.31	1.25	1.03
Class C (ESIVX)	9-30-2003	-15.36	-5.38	-2.84	-14.36	-5.38	-2.84	2.00	1.78
Class R6 (ESIRX)	11-30-2012	–	–	–	-13.40	-4.41	-1.93	0.87	0.65
Administrator Class (ESIDX)	7-30-2010	–	–	–	-13.70	-4.62	-2.15	1.19	0.85
Institutional Class (ESICX)	12-15-1993	–	–	–	-13.46	-4.47	-1.99	0.92	0.70
Bloomberg Global Aggregate ex-USD Index[3]	–	–	–	–	-10.72	-3.17	-0.99	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.03% for Class A, 1.78% for Class C, 0.65% for Class R6, 0.85% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment grade fixed income markets excluding the U.S. dollar denominated debt market. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring International Bond Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2023[1]
Network Rail Infrastructure Finance plc, 4.75%, 11-29-2035	4.57
Canada, 1.90%, 3-15-2031	4.29
Italy, 0.95%, 6-1-2032	3.99
Spain, 1.25%, 10-31-2030	3.98
U.S. Treasury Note, 2.75%, 8-15-2032	3.72
United Kingdom, 0.88%, 7-31-2033	2.73
U.S. Treasury Note, 4.13%, 9-30-2027	2.56
Australia, 2.75%, 11-21-2028	2.53
Queensland Treasury Corporation, 1.50%, 8-20-2032	2.41
Norway, 2.13%, 5-18-2032	2.35
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.
Effective maturity distribution as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring International Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2022 to March 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2022	Ending account value 3-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,086.61	$5.36	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Class C
Actual	$1,000.00	$1,081.72	$9.24	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.06	$8.95	1.78%
Class R6
Actual	$1,000.00	$1,088.01	$3.38	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28	0.65%
Administrator Class
Actual	$1,000.00	$1,085.49	$4.42	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Institutional Class
Actual	$1,000.00	$1,088.46	$3.64	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring International Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date		Principal	Value
Corporate bonds and notes: 4.20%
United States: 4.20%
American Tower Corporation (Real estate, Specialized REITs)	3.80%	8-15-2029		$200,000	$ 185,869
Anthem Incorporated (Health care, Health care providers & services)	2.55	3-15-2031		200,000	172,124
Bank of America Corporation (3 Month LIBOR +1.21%) (Financials, Banks) ±	3.97	2-7-2030		200,000	186,936
Berry Global Incorporated (Materials, Containers & packaging)	1.00	1-15-2025		150,000	154,137
BP Capital Markets America Incorporated (Energy, Oil, gas & consumable fuels)	1.75	8-10-2030		200,000	165,504
Broadcom Incorporated (Information technology, Semiconductors & semiconductor equipment) 144A	4.15	4-15-2032		150,000	136,678
Citigroup Incorporated (Financials, Banks)	3.20	10-21-2026		150,000	141,511
Coca Cola Company (Consumer staples, Beverages)	0.38	3-15-2033		300,000	241,350
JPMorgan Chase & Company (3 Month EURIBOR +1.13%) (Financials, Banks) ±	1.96	3-23-2030		175,000	167,524
Magallanes Incorporated (Communication services, Media) 144A	4.28	3-15-2032		200,000	178,559
McDonald's Corporation (Consumer discretionary, Hotels, restaurants & leisure)	2.38	5-31-2029		175,000	176,100
Motorola Solutions Incorporated (Information technology, Communications equipment)	2.75	5-24-2031		200,000	165,160
Oracle Corporation (Information technology, Software)	6.25	11-9-2032		150,000	161,333
Thermo Fisher Scientific Incorporated (Health care, Life sciences tools & services)	1.13	10-18-2033		200,000	168,885
Total Corporate bonds and notes (Cost $2,641,470)					2,401,670
Foreign corporate bonds and notes: 9.56%
Belgium: 0.71%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	2.88	4-2-2032	EUR	200,000	204,828
KBC Group NV (Financials, Banks)	3.00	8-25-2030	EUR	200,000	201,463
					406,291
Canada: 0.31%
Toronto Dominion Bank (Financials, Banks)	2.55	8-3-2027	EUR	175,000	177,856
France: 0.71%
BNP Paribas (Financials, Banks)	3.63	9-1-2029	EUR	200,000	209,607
BPCE SA (Financials, Banks)	0.38	2-2-2026	EUR	200,000	197,172
					406,779
Germany: 0.37%
Eurogrid Company (Utilities, Electric utilities)	3.28	9-5-2031	EUR	100,000	106,232
RWE AG (Utilities, Independent power & renewable electricity producers)	2.75	5-24-2030	EUR	100,000	100,735
					206,967
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date		Principal	Value
Ireland: 0.17%
Smurfit Kappa Treasury Company (Materials, Paper & forest products)	1.50%	9-15-2027	EUR	100,000	$ 97,561
Netherlands: 1.58%
ABN Amro Bank NV (Financials, Banks)	0.50	9-23-2029	EUR	200,000	173,464
American Medical Systems Europe BV (Health care, Health care providers & services)	1.63	3-8-2031	EUR	200,000	185,740
Enel Finance International NV (Utilities, Electric utilities)	0.38	6-17-2027	EUR	175,000	165,095
Koninklijke Philips NV (Health care, Health care equipment & supplies)	2.63	5-5-2033	EUR	175,000	168,572
Shell International Finance Company (Financials, Financial services)	1.88	4-7-2032	EUR	225,000	210,019
					902,890
United Kingdom: 5.71%
Nationwide Building Society (Financials, Financial services)	3.25	9-5-2029	EUR	175,000	178,439
NatWest Markets plc (Financials, Banks)	1.38	3-2-2027	EUR	175,000	170,873
Network Rail Infrastructure Finance plc (Industrials, Transportation infrastructure)	4.75	11-29-2035	GBP	2,000,000	2,614,895
Pinewood Finance Company Limited (Financials, Financial services)	3.25	9-30-2025	GBP	100,000	115,342
Thames Water Utilities Finance plc (Utilities, Water utilities)	0.88	1-31-2028	EUR	200,000	187,154
					3,266,703
Total Foreign corporate bonds and notes (Cost $6,726,790)					5,465,047
Foreign government bonds: 78.02%
Australia	1.75	11-21-2032	AUD	1,825,000	1,064,522
Australia	2.75	11-21-2028	AUD	2,200,000	1,445,566
Brazil	10.00	1-1-2031	BRL	875,000	151,219
Brazil	10.00	1-1-2025	BRL	1,100,000	210,586
Brazil	10.00	1-1-2029	BRL	2,850,000	507,066
Canada	1.50	12-1-2031	CAD	640,000	423,702
Canada 144A	1.90	3-15-2031	CAD	3,675,000	2,456,064
Canada	2.00	6-1-2032	CAD	950,000	652,875
Canada	2.00	12-1-2051	CAD	700,000	414,235
Chile	4.50	3-1-2026	CLP	120,000,000	144,322
China	3.02	5-27-2031	CNY	1,750,000	258,202
China	3.03	3-11-2026	CNY	2,600,000	383,998
Colombia	6.00	4-28-2028	COP	1,885,000,000	323,775
Czech Republic	0.25	2-10-2027	CZK	4,000,000	154,918
Czech Republic	1.75	6-23-2032	CZK	37,000,000	1,342,590
France	0.50	5-25-2029	EUR	675,000	643,219
France	1.25	5-25-2038	EUR	1,010,000	849,252
France	2.00	11-25-2032	EUR	1,050,000	1,060,877
Germany ¤	0.00	8-15-2029	EUR	775,000	728,141
Germany	0.20	6-14-2024	EUR	355,000	373,140
Germany	1.00	5-15-2038	EUR	1,180,000	1,046,306
Germany	1.70	8-15-2032	EUR	350,000	361,401
Hungary	1.50	8-26-2026	HUF	30,000,000	64,539
Hungary	2.25	4-20-2033	HUF	40,000,000	68,241
Indonesia	6.38	4-15-2032	IDR	13,600,000,000	886,773
The accompanying notes are an integral part of these financial statements.

10  |  Allspring International Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date		Principal	Value
Foreign government bonds: 78.02% (continued)
Indonesia	6.50%	6-15-2025	IDR	3,150,000,000	$ 210,728
Indonesia	7.00	2-15-2033	IDR	14,000,000,000	947,924
Italy ¤	0.00	4-1-2026	EUR	775,000	760,295
Italy 144A	0.60	8-1-2031	EUR	750,000	624,753
Italy	0.95	6-1-2032	EUR	2,725,000	2,279,346
Korea	1.88	6-10-2029	KRW	900,000,000	637,069
Korea	2.38	12-10-2031	KRW	740,000,000	529,119
Korea	3.13	9-10-2027	KRW	1,450,000,000	1,107,754
Malaysia	3.58	7-15-2032	MYR	3,700,000	816,926
Malaysia	3.90	11-30-2026	MYR	1,100,000	252,788
Mexico	5.75	3-5-2026	MXN	7,400,000	370,333
Mexico	7.50	5-26-2033	MXN	8,700,000	440,084
Mexico	8.00	11-7-2047	MXN	6,000,000	296,221
Mexico	8.50	5-31-2029	MXN	22,215,000	1,212,912
Netherlands 144A	2.50	7-15-2033	EUR	475,000	507,766
New South Wales	1.50	2-20-2032	AUD	980,000	533,083
New South Wales	3.00	5-20-2027	AUD	1,040,000	683,792
New Zealand	1.50	5-15-2031	NZD	1,300,000	661,686
New Zealand	3.50	4-14-2033	NZD	1,300,000	766,227
Norway 144A	2.13	5-18-2032	NOK	15,100,000	1,345,152
Poland	0.25	10-25-2026	PLN	1,075,000	204,042
Poland	1.25	10-25-2030	PLN	1,275,000	211,963
Poland	1.75	4-25-2032	PLN	4,000,000	656,180
Poland	2.75	10-25-2029	PLN	425,000	81,564
Queensland Treasury Corporation 144A	1.50	8-20-2032	AUD	2,550,000	1,376,309
Republic of Peru	6.35	8-12-2028	PEN	600,000	155,497
Republic of South Africa	8.75	2-28-2048	ZAR	7,700,000	330,142
Republic of South Africa	8.75	2-28-2048	ZAR	4,750,000	203,659
Republic of South Africa	10.50	12-21-2026	ZAR	16,000,000	955,705
Romania	2.50	10-25-2027	RON	475,000	85,109
Romania	3.25	6-24-2026	RON	650,000	126,315
Romania	3.65	9-24-2031	RON	2,475,000	414,708
Romania	4.85	4-22-2026	RON	2,550,000	522,743
Romania	5.00	2-12-2029	RON	2,675,000	520,172
Russia (Acquired 9-23-2020, cost $3,553,656) ♦†>	4.50	7-16-2025	RUB	283,800,000	0
Spain ¤	0.00	1-31-2026	EUR	675,000	675,305
Spain 144A	1.00	7-30-2042	EUR	640,000	438,075
Spain 144A	1.25	10-31-2030	EUR	2,395,000	2,276,776
Thailand	1.60	12-17-2029	THB	35,500,000	1,001,082
Thailand	3.35	6-17-2033	THB	6,500,000	205,908
United Kingdom	0.88	7-31-2033	GBP	1,645,000	1,564,065
United Kingdom	1.25	7-31-2051	GBP	925,000	635,182
United Kingdom	3.25	1-31-2033	GBP	410,000	494,671
United Kingdom	3.75	1-29-2038	GBP	400,000	490,031
Total Foreign government bonds (Cost $52,259,873)					44,624,690
U.S. Treasury securities: 6.28%
U.S. Treasury Note	2.75	8-15-2032		$2,260,000	2,126,872
U.S. Treasury Note	4.13	9-30-2027		1,440,000	1,467,112
Total U.S. Treasury securities (Cost $3,513,670)					3,593,984

The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.38%
Investment companies: 1.38%
Allspring Government Money Market Fund Select Class ♠∞		4.69%	790,099	$ 790,099
Total Short-term investments (Cost $790,099)				790,099
Total investments in securities (Cost $65,931,902)	99.44%			56,875,490
Other assets and liabilities, net	0.56			321,038
Total net assets	100.00%			$57,196,528

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
†	Non-income-earning security
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $3,553,656), representing 0.00% of its net assets as of period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CLP	Chile Peso
CNY	China yuan
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
KRW	Republic of Korea won
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PEN	Peruvian sol
PLN	Polish zloty
REIT	Real estate investment trust
RON	Romanian lei
RUB	Russian ruble
THB	Thai baht
ZAR	South African rand
The accompanying notes are an integral part of these financial statements.

12  |  Allspring International Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$831,989	$10,059,291	$(10,101,181)	$0	$0	$790,099	790,099	$16,737
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  13

Portfolio of investments—March 31, 2023 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
3,640,323 USD	5,380,000 AUD	State Street Bank & Trust Company	6-6-2023	$ 35,883	$ 0
502,100 USD	465,000 EUR	State Street Bank & Trust Company	4-11-2023	0	(2,384)
100,000 EUR	106,057 USD	State Street Bank & Trust Company	4-11-2023	2,434	0
2,235,199 USD	1,845,000 GBP	State Street Bank & Trust Company	5-17-2023	0	(42,796)
177,407 USD	68,000,000 HUF	State Street Bank & Trust Company	4-11-2023	0	(16,223)
1,095,747 USD	420,000,000 HUF	State Street Bank & Trust Company	4-11-2023	0	(100,201)
135,848 USD	51,000,000 HUF	State Street Bank & Trust Company	4-11-2023	0	(9,374)
183,000,000 HUF	495,989 USD	State Street Bank & Trust Company	4-11-2023	25,103	0
288,000,000 HUF	784,934 USD	State Street Bank & Trust Company	4-11-2023	35,145	0
100,000,000 HUF	280,371 USD	State Street Bank & Trust Company	4-11-2023	4,378	0
850,449 USD	13,250,000,000 IDR	State Street Bank & Trust Company	4-12-2023	0	(32,994)
1,088,676 USD	1,500,000 CAD	State Street Bank & Trust Company	6-12-2023	0	(22,439)
475,686 USD	7,190,000,000 IDR	State Street Bank & Trust Company	4-12-2023	0	(3,706)
1,480,000,000 JPY	11,375,646 USD	State Street Bank & Trust Company	6-30-2023	0	(86,214)
1,266,024 USD	1,590,000,000 KRW	State Street Bank & Trust Company	5-8-2023	42,065	0
827,620 USD	15,875,000 MXN	State Street Bank & Trust Company	4-25-2023	0	(49,734)
281,521 USD	5,400,000 MXN	State Street Bank & Trust Company	4-25-2023	0	(16,917)
437,605 USD	8,225,000 MXN	State Street Bank & Trust Company	4-25-2023	0	(16,961)
400,000 MYR	89,586 USD	State Street Bank & Trust Company	6-1-2023	1,406	0
1,249,883 USD	13,300,000 NOK	State Street Bank & Trust Company	5-15-2023	0	(22,841)
28,214 USD	300,000 NOK	State Street Bank & Trust Company	5-15-2023	0	(494)
1,308,668 USD	2,100,000 NZD	State Street Bank & Trust Company	6-6-2023	0	(4,532)
51,400,000 CNY	7,624,416 USD	State Street Bank & Trust Company	5-15-2023	0	(118,683)
639,534 USD	2,885,000 PLN	State Street Bank & Trust Company	5-30-2023	0	(26,532)
987,368 USD	34,000,000 THB	State Street Bank & Trust Company	4-27-2023	0	(9,398)
16,900,000 THB	498,672 USD	State Street Bank & Trust Company	6-30-2023	0	(134)
1,100,000 TRY	55,708 USD	State Street Bank & Trust Company	4-26-2023	96	0
The accompanying notes are an integral part of these financial statements.

14  |  Allspring International Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
270,385 USD	4,700,000 ZAR	State Street Bank & Trust Company	4-28-2023	$ 6,977	$ 0
498,586 USD	9,130,000 ZAR	State Street Bank & Trust Company	4-28-2023	0	(13,100)
49,742 USD	900,000 ZAR	State Street Bank & Trust Company	4-28-2023	0	(698)
123,579 USD	2,750,000 CZK	State Street Bank & Trust Company	4-24-2023	0	(3,365)
1,505,415 USD	33,500,000 CZK	State Street Bank & Trust Company	4-24-2023	0	(40,994)
11,400,000 CZK	515,884 USD	State Street Bank & Trust Company	4-24-2023	10,357	0
3,580,000 EUR	3,822,316 USD	State Street Bank & Trust Company	4-11-2023	61,672	0
210,000 EUR	228,699 USD	State Street Bank & Trust Company	4-11-2023	0	(868)
590,308 USD	550,000 EUR	State Street Bank & Trust Company	4-11-2023	0	(6,394)
				$225,516	$(647,976)
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  15

Statement of assets and liabilities—March 31, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $65,141,803)	$ 56,085,391
Investments in affiliated securities, at value (cost $790,099)	790,099
Cash	2,210
Foreign currency, at value (cost $20,236)	20,305
Receivable for investments sold	997,915
Receivable for interest	582,154
Unrealized gains on forward foreign currency contracts	225,516
Receivable for Fund shares sold	103,511
Prepaid expenses and other assets	100,273
Total assets	58,907,374
Liabilities
Payable for investments purchased	1,038,162
Unrealized losses on forward foreign currency contracts	647,976
Payable for Fund shares redeemed	15,447
Administration fees payable	4,407
Management fee payable	4,393
Trustees’ fees and expenses payable	365
Distribution fee payable	96
Total liabilities	1,710,846
Total net assets	$ 57,196,528
Net assets consist of
Paid-in capital	$ 95,627,567
Total distributable loss	(38,431,039)
Total net assets	$ 57,196,528
Computation of net asset value and offering price per share
Net assets – Class A	$ 4,540,452
Shares outstanding – Class A1	548,130
Net asset value per share – Class A	$8.28
Maximum offering price per share – Class A2	$8.67
Net assets – Class C	$ 145,009
Shares outstanding – Class C1	18,561
Net asset value per share – Class C	$7.81
Net assets – Class R6	$ 1,145,154
Shares outstanding – Class R6[1]	134,178
Net asset value per share – Class R6	$8.53
Net assets – Administrator Class	$ 3,696,749
Shares outstanding – Administrator Class[1]	440,985
Net asset value per share – Administrator Class	$8.38
Net assets – Institutional Class	$ 47,669,164
Shares outstanding – Institutional Class[1]	5,612,300
Net asset value per share – Institutional Class	$8.49
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring International Bond Fund

Statement of operations—six months ended March 31, 2023 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $27,488)	$ 1,100,425
Income from affiliated securities	16,737
Total investment income	1,117,162
Expenses
Management fee	197,007
Administration fees
Class A	3,683
Class C	118
Class R6	187
Administrator Class	6,038
Institutional Class	19,038
Shareholder servicing fees
Class A	5,744
Class C	184
Administrator Class	15,067
Distribution fee
Class C	551
Custody and accounting fees	28,701
Professional fees	32,674
Registration fees	41,138
Shareholder report expenses	20,607
Trustees’ fees and expenses	11,086
Other fees and expenses	12,920
Total expenses	394,743
Less: Fee waivers and/or expense reimbursements
Fund-level	(140,910)
Class A	(231)
Administrator Class	(4,238)
Institutional Class	(2,386)
Net expenses	246,978
Net investment income	870,184
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(8,714,252)
Forward foreign currency contracts	(887,362)
Net realized losses on investments	(9,601,614)
Net change in unrealized gains (losses) on
Unaffiliated securities	16,085,001
Forward foreign currency contracts	(407,309)
Net change in unrealized gains (losses) on investments	15,677,692
Net realized and unrealized gains (losses) on investments	6,076,078
Net increase in net assets resulting from operations	$ 6,946,262
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  17

Statement of changes in net assets

	Six months ended March 31, 2023 (unaudited)		Year ended September 30, 2022
Operations
Net investment income		$ 870,184		$ 2,235,938
Net realized losses on investments		(9,601,614)		(19,305,584)
Net change in unrealized gains (losses) on investments		15,677,692		(21,066,278)
Net increase (decrease) in net assets resulting from operations		6,946,262		(38,135,924)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(10,524)
Class R6		0		(9,965)
Administrator Class		0		(67,210)
Institutional Class		0		(245,781)
Total distributions to shareholders		0		(333,480)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	20,144	161,689	32,938	316,163
Class C	98	751	372	3,552
Class R6	751	6,200	87,313	957,617
Administrator Class	94,173	749,353	574,161	5,502,525
Institutional Class	606,507	5,036,657	2,126,667	21,193,712
		5,954,650		27,973,569
Reinvestment of distributions
Class A	0	0	930	9,909
Class R6	0	0	300	3,281
Administrator Class	0	0	4,433	47,744
Institutional Class	0	0	21,939	238,697
		0		299,631
Payment for shares redeemed
Class A	(80,102)	(642,062)	(391,949)	(4,060,241)
Class C	(2,030)	(16,019)	(5,908)	(48,948)
Class R6	(44,340)	(361,877)	(149,383)	(1,428,129)
Administrator Class	(3,042,513)	(25,568,768)	(768,586)	(7,225,233)
Institutional Class	(1,019,896)	(8,466,916)	(4,414,997)	(42,373,569)
		(35,055,642)		(55,136,120)
Net decrease in net assets resulting from capital share transactions		(29,100,992)		(26,862,920)
Total decrease in net assets		(22,154,730)		(65,332,324)
Net assets
Beginning of period		79,351,258		144,683,582
End of period		$ 57,196,528		$ 79,351,258
The accompanying notes are an integral part of these financial statements.

18  |  Allspring International Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.62	$10.86	$11.08	$10.45	$9.69	$10.31
Net investment income	0.10 [1]	0.16 [1]	0.10 [1]	0.18 [1]	0.32 [1]	0.27 [1]
Payment from affiliate	0.00	0.00	0.00	0.00 [2]	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.56	(3.38)	(0.24)	0.45	0.44	(0.89)
Total from investment operations	0.66	(3.22)	(0.14)	0.63	0.76	(0.62)
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.07)	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.02)	(0.08)	0.00	0.00	0.00
Net asset value, end of period	$8.28	$7.62	$10.86	$11.08	$10.45	$9.69
Total return[3]	8.66%	(29.73)%	(1.30)%	6.03% [4]	7.84%	(6.01)%
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.25%	1.22%	1.50%	1.30%	1.08%
Net expenses	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Net investment income	2.37%	1.65%	0.90%	1.68%	3.21%	2.75%
Supplemental data
Portfolio turnover rate	28%	92%	77%	158%	129%	99%
Net assets, end of period (000s omitted)	$4,540	$4,635	$10,492	$11,237	$12,329	$44,519

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.22	$10.34	$10.56	$9.98	$9.32	$10.00
Net investment income	0.06 [1]	0.08 [1]	0.02 [1]	0.09 [1]	0.24 [1]	0.19 [1]
Payment from affiliate	0.00	0.00	0.00	0.06	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.53	(3.20)	(0.24)	0.43	0.42	(0.87)
Total from investment operations	0.59	(3.12)	(0.22)	0.58	0.66	(0.68)
Net asset value, end of period	$7.81	$7.22	$10.34	$10.56	$9.98	$9.32
Total return[2]	8.17%	(30.17)%	(2.08)%	5.81% [3]	7.08%	(6.80)%
Ratios to average net assets (annualized)
Gross expenses	2.21%	2.00%	1.98%	2.25%	2.04%	1.83%
Net expenses	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%
Net investment income	1.61%	0.91%	0.16%	0.94%	2.51%	2.00%
Supplemental data
Portfolio turnover rate	28%	92%	77%	158%	129%	99%
Net assets, end of period (000s omitted)	$145	$148	$269	$704	$1,027	$2,652

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 0.58% impact on the total return.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring International Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.84	$11.14	$11.36	$10.68	$9.86	$10.45
Net investment income	0.11 [1]	0.20 [1]	0.15 [1]	0.23 [1]	0.37 [1]	0.31 [1]
Net realized and unrealized gains (losses) on investments	0.58	(3.47)	(0.25)	0.45	0.45	(0.90)
Total from investment operations	0.69	(3.27)	(0.10)	0.68	0.82	(0.59)
Distributions to shareholders from
Net investment income	0.00	(0.03)	(0.11)	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.03)	(0.12)	0.00	0.00	0.00
Net asset value, end of period	$8.53	$7.84	$11.14	$11.36	$10.68	$9.86
Total return[2]	8.80%	(29.42)%	(0.89)%	6.37%	8.32%	(5.65)%
Ratios to average net assets (annualized)
Gross expenses	1.08%	0.87%	0.85%	1.13%	0.90%	0.72%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	2.75%	2.03%	1.27%	2.08%	3.68%	3.18%
Supplemental data
Portfolio turnover rate	28%	92%	77%	158%	129%	99%
Net assets, end of period (000s omitted)	$1,145	$1,393	$2,668	$6,020	$8,979	$49,749

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.72	$10.98	$11.19	$10.53	$9.75	$10.36
Net investment income	0.10 [1]	0.18 [1]	0.12 [1]	0.20 [1]	0.34 [1]	0.29 [1]
Net realized and unrealized gains (losses) on investments	0.56	(3.42)	(0.24)	0.46	0.44	(0.90)
Total from investment operations	0.66	(3.24)	(0.12)	0.66	0.78	(0.61)
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.07)	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	(0.02)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.02)	(0.09)	0.00	0.00	0.00
Net asset value, end of period	$8.38	$7.72	$10.98	$11.19	$10.53	$9.75
Total return[2]	8.55%	(29.56)%	(1.11)%	6.27%	8.00%	(5.89)%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.20%	1.16%	1.44%	1.24%	1.01%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.59%	1.86%	1.09%	1.87%	3.37%	2.93%
Supplemental data
Portfolio turnover rate	28%	92%	77%	158%	129%	99%
Net assets, end of period (000s omitted)	$3,697	$26,159	$39,296	$34,221	$18,213	$27,911

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring International Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.80	$11.09	$11.31	$10.64	$9.83	$10.43
Net investment income	0.11 [1]	0.19 [1]	0.14 [1]	0.22 [1]	0.37 [1]	0.31 [1]
Net realized and unrealized gains (losses) on investments	0.58	(3.45)	(0.24)	0.45	0.44	(0.91)
Total from investment operations	0.69	(3.26)	(0.10)	0.67	0.81	(0.60)
Distributions to shareholders from
Net investment income	0.00	(0.03)	(0.09)	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	(0.03)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.03)	(0.12)	0.00	0.00	0.00
Net asset value, end of period	$8.49	$7.80	$11.09	$11.31	$10.64	$9.83
Total return[2]	8.85%	(29.48)%	(0.93)%	6.30%	8.24%	(5.75)%
Ratios to average net assets (annualized)
Gross expenses	1.14%	0.92%	0.89%	1.17%	0.95%	0.74%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.69%	1.96%	1.23%	2.04%	3.61%	3.06%
Supplemental data
Portfolio turnover rate	28%	92%	77%	158%	129%	99%
Net assets, end of period (000s omitted)	$47,669	$47,016	$91,959	$57,264	$77,727	$245,633

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring International Bond Fund  |  23

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring International Bond Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between

24  |  Allspring International Bond Fund

Notes to financial statements (unaudited)
currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2023, the aggregate cost of all investments for federal income tax purposes was $64,489,213 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 696,517
Gross unrealized losses	(8,732,700)
Net unrealized losses	$(8,036,183)
As of September 30, 2022, the Fund had capital loss carryforwards which consisted of $6,089,338 in short-term capital losses and $4,425,206 in long-term capital losses.
As of September 30, 2022, the Fund had a qualified late-year ordinary loss of $7,671,337 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Allspring International Bond Fund  |  25

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$ 0	$ 2,401,670	$0	$ 2,401,670
Foreign corporate bonds and notes	0	5,465,047	0	5,465,047
Foreign government bonds	0	44,624,690	0	44,624,690
U.S. Treasury securities	3,593,984	0	0	3,593,984
Short-term investments
Investment companies	790,099	0	0	790,099
	4,384,083	52,491,407	0	56,875,490
Forward foreign currency contracts	0	225,516	0	225,516
Total assets	$4,384,083	$52,716,923	$0	$57,101,006
Liabilities
Forward foreign currency contracts	$ 0	$ 647,976	$0	$ 647,976
Total liabilities	$ 0	$ 647,976	$0	$ 647,976
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

26  |  Allspring International Bond Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.575
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended March 31, 2023, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments (UK) Limited, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.03%
Class C	1.78
Class R6	0.65
Administrator Class	0.85
Institutional Class	0.70

Allspring International Bond Fund  |  27

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2023, Allspring Funds Distributor received $66 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$4,481,295	$14,000,966	$982,046	$45,764,299
6. DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2023, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $35,170,765 in forward foreign currency contracts to buy and $31,854,969 in forward foreign currency contracts to sell during the six months ended March 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:

28  |  Allspring International Bond Fund

Notes to financial statements (unaudited)
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
State Street Bank & Trust Company	$225,516	$(225,516)	$0	$0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
State Street Bank & Trust Company	$647,976	$(225,516)	$0	$422,460
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2023, there were no borrowings by the Fund under the agreement.
8. MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of March 31, 2023, the Fund held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $3,553,656.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. SUBSEQUENT EVENT
At a meeting of the Board of Trustees held on May 16-17, 2023, the Trustees of the Fund approved the liquidation of the Fund.
Effective at the close of business on May 22, 2023, the Fund is closed to new investors and to additional investments from existing shareholders, except that existing retirement plans, benefit plans, retirement plan platforms and intermediary centrally managed (home office) model portfolios may continue to add new participants and make additional purchases until the Fund’s liquidation.
The liquidation of the Fund is expected to occur after close of business on or about June 26, 2023. Shareholders of the Fund on the date of liquidation will receive a distribution of their account proceeds in complete redemption of their shares.

Allspring International Bond Fund  |  29

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Allspring International Bond Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring International Bond Fund  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Allspring International Bond Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring International Bond Fund  |  33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04042023-y71mijki 05-23
SAR4316 03-23

Semi-Annual Report
March 31, 2023
Allspring Income Plus Fund

The views expressed and any forward-looking statements are as of March 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Income Plus Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Income Plus Fund for the six-month period that ended March 31, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that can now generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 15.62%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 22.13%, while the MSCI EM Index (Net) (USD)3 returned 14.04%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 4.89%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned 10.07%, the Bloomberg Municipal Bond Index6 gained 7.00%, and the ICE BofA U.S. High Yield Index7 returned 7.89%.
Despite high inflation and central bank rate hikes, markets rally.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Income Plus Fund

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The sudden banking industry uncertainty led some clients of regional banks to transfer deposits to a handful of U.S. banking giants while bank shareholders sold stock. The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. The U.S. labor market remained resilient. The euro-area composite Purchasing Managers’ Index2 rose to 53.70, indicating expansion, for March. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
“ The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China.”

[1]	The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
[2]	The Purchasing Managers' Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.

Allspring Income Plus Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Income Plus Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Kauffman, CFA, Janet Rilling, CFA, Michael Schueller, CFA, Michal Stanczyk, Noah Wise, CFA

Average annual total returns (%) as of March 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WSIAX)	1-31-2013	-7.37	1.14	1.55	-3.48	1.97	1.96	1.08	0.91
Class C (WSICX)	1-31-2013	-5.05	1.36	1.43	-4.05	1.36	1.43	1.83	1.66
Administrator Class (WSIDX)	1-31-2013	–	–	–	-3.28	2.08	2.08	1.02	0.76
Institutional Class (WSINX)	1-31-2013	–	–	–	-3.16	2.26	2.27	0.75	0.61
Bloomberg U.S. Aggregate Bond Index[3]	–	–	–	–	-4.78	0.91	1.36	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through January 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.90% for Class A, 1.65% for Class C, 0.75% for Administrator Class, and 0.60% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage- and asset-backed securities risk, regulatory risk, and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Income Plus Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2023[1]
Germany, 1.30%, 10-15-2027	4.55
France, 0.75%, 2-25-2028	4.47
FNMA, 6.00%, 4-13-2053	2.37
GNMA, 5.50%, 4-20-2053	2.34
Xtrackers USD High Yield Corporate Bond ETF	2.06
iShares Broad USD High Yield Corporate Bond ETF	2.06
U.S. Treasury Bond, 2.25%, 2-15-2052	1.56
Bonos y Obligaciones del Estado, 0.00%, 1-31-2028	1.41
FNMA, 5.50%, 4-13-2053	1.41
FNMA, 3.50%, 4-13-2053	1.36
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Credit quality as of March 31, 2023[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Income Plus Fund  |  7

Consolidated fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2022 to March 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2022	Ending account value 3-31-2023	Consolidated expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,051.16	$4.60	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Class C
Actual	$1,000.00	$1,048.25	$8.43	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.70	$8.30	1.65%
Administrator Class
Actual	$1,000.00	$1,052.24	$3.84	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%
Institutional Class
Actual	$1,000.00	$1,053.05	$3.07	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02	0.60%
1 Consolidated expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 9.37%
FNMA %%	3.50%	4-13-2053	$2,450,000	$ 2,276,490
FNMA %%	5.50	4-13-2053	2,325,000	2,348,477
FNMA %%	6.00	4-13-2053	3,870,000	3,949,970
GNMA %%	3.00	4-20-2053	1,720,000	1,566,668
GNMA %%	5.00	4-20-2053	1,580,000	1,581,975
GNMA %%	5.50	4-20-2053	3,865,000	3,908,708
Total Agency securities (Cost $15,458,758)				15,632,288
Asset-backed securities: 8.59%
ACHV Trust Series2023-1PL Class A 144A	6.42	3-18-2030	626,379	625,705
ACM Auto Trust Series 2022-1A Class C 144A	5.48	4-20-2029	775,000	767,130
ACM Auto Trust Series 2023-1A Class A 144A	6.61	1-22-2030	664,806	663,968
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	163,553	154,668
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	488,611	438,276
Bankers Healthcare Group Series 2021-A Class A 144A	1.42	11-17-2033	354,365	331,537
Brean Asset-Backed Securities Trust 2021-RM2 Class A 144A±±	1.75	10-25-2061	859,603	752,845
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	981,250	841,557
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	1,050,888	804,973
CommonBond Student Loan Trust Series 2018-CGS Class C 144A	4.35	2-25-2046	66,652	61,312
CPS Auto Receivables Trust 2021-A Class D 144A	1.16	12-15-2026	1,320,000	1,260,516
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	295,202	269,783
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	338,625	307,814
Dryden Senior Loan Fund Series 2017-50A Class C (3 Month LIBOR +2.25%) 144A±	7.04	7-15-2030	1,000,000	962,800
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	1,000,000	971,267
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	726,036	674,725
Pagaya AI Debt Selection Trust Series 2021-3 Class B 144A	1.74	5-15-2029	999,946	933,733
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	270,051
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	286,482
Taco Bell Funding LLC Series 2016-1A Class A23 144A	4.97	5-25-2046	1,413,750	1,380,400
Taco Bell Funding LLC Series 2021 Class A2 144A	1.95	8-25-2051	780,125	678,373
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	355,500	311,612
Zaxby's Funding LLC Series 2021-1A Class A2 144A	3.24	7-30-2051	689,500	577,376
Total Asset-backed securities (Cost $15,541,508)				14,326,903
Corporate bonds and notes: 20.37%
Communication services: 1.75%
Diversified telecommunication services: 0.04%
Cablevision Lightpath LLC 144A	5.63	9-15-2028	100,000	69,005
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  9

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 1.71%
CCO Holdings LLC 144A	4.25%	1-15-2034	$500,000	$ 391,060
CSC Holdings LLC 144A	4.63	12-1-2030	500,000	246,550
DISH DBS Corporation 144A	5.75	12-1-2028	50,000	37,313
DISH Network Corporation 144A	11.75	11-15-2027	400,000	388,000
Gray Escrow II Incorporated 144A	5.38	11-15-2031	1,000,000	664,000
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	150,000	138,605
Outfront Media Capital Corporation 144A	4.63	3-15-2030	175,000	145,944
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	545,000	374,688
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	125,000	92,069
Townsquare Media Incorporated 144A	6.88	2-1-2026	400,000	378,404
				2,856,633
Consumer discretionary: 1.74%
Automobile components: 0.05%
Adient Global Holdings 144A	3.50	8-15-2024	76,968	83,010
Broadline retail: 0.27%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	500,000	454,165
Diversified consumer services: 0.05%
Howard University	5.21	10-1-2052	90,000	75,975
Hotels, restaurants & leisure: 0.90%
Carnival Corporation 144A	10.50	6-1-2030	500,000	480,000
Royal Caribbean Cruises Limited	4.25	6-15-2023	500,000	506,493
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	125,000	116,944
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	95,000	83,874
Royal Caribbean Cruises Limited 144A	11.63	8-15-2027	300,000	322,214
				1,509,525
Specialty retail: 0.47%
Michaels Companies Incorporated 144A	7.88	5-1-2029	170,000	119,000
NMG Holding Company Incorporated 144A	7.13	4-1-2026	500,000	469,435
Rent-A-Center Incorporated 144A	6.38	2-15-2029	230,000	193,120
				781,555
Energy: 2.64%
Energy equipment & services: 0.73%
Bristow Group Incorporated 144A	6.88	3-1-2028	500,000	465,188
Hilcorp Energy Company 144A	5.75	2-1-2029	55,000	50,630
Hilcorp Energy Company 144A	6.00	2-1-2031	55,000	50,641
Oceaneering International Incorporated	6.00	2-1-2028	400,000	375,831
Pattern Energy Operations LP 144A	4.50	8-15-2028	300,000	274,453
				1,216,743
Oil, gas & consumable fuels: 1.91%
Aethon United 144A	8.25	2-15-2026	500,000	490,610
Buckeye Partners LP	5.85	11-15-2043	100,000	75,509
Encino Acquisition Partners Company 144A	8.50	5-1-2028	480,000	420,000
EnLink Midstream Partners LP	5.05	4-1-2045	115,000	88,261
EnLink Midstream Partners LP	5.38	6-1-2029	220,000	211,750
Kinder Morgan Incorporated	5.20	6-1-2033	1,000,000	993,496
Occidental Petroleum Corporation	6.45	9-15-2036	420,000	441,601
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	340,000	283,303
The accompanying notes are an integral part of these consolidated financial statements.

10  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Southwestern Energy Company	4.75%	2-1-2032	$100,000	$ 88,299
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	95,000	84,904
				3,177,733
Financials: 6.64%
Banks: 1.73%
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	1,000,000	896,710
Bank of America Corporation (3 Month LIBOR +4.55%) ±	6.30	12-29-2049	265,000	264,669
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.42%) ʊ±	3.88	2-18-2026	425,000	358,913
JPMorgan Chase & Company (U.S. SOFR 3 Month +3.13%) ʊ±	4.60	2-1-2025	500,000	465,000
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	350,000	343,003
JPMorgan Chase & Company (3 Month LIBOR +3.30%) ±	6.00	12-31-2049	100,000	97,875
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	250,000	226,250
PNC Financial Services (7 Year Treasury Constant Maturity +2.81%) ʊ±	6.25	12-29-2049	250,000	232,500
				2,884,920
Capital markets: 1.91%
Goldman Sachs Group Incorporated (U.S. SOFR +1.25%) ±	2.38	7-21-2032	750,000	608,913
Goldman Sachs Group Incorporated (5 Year Treasury Constant Maturity +2.97%) ʊ±	3.80	5-10-2026	550,000	455,565
Morgan Stanley (U.S. SOFR +1.29%) ±	2.94	1-21-2033	1,500,000	1,270,743
Owl Rock Capital Corporation	2.63	1-15-2027	1,000,000	845,495
				3,180,716
Consumer finance: 0.68%
Ford Motor Credit Company LLC	4.39	1-8-2026	175,000	166,031
Ford Motor Credit Company LLC	5.11	5-3-2029	275,000	258,170
General Motors Financial Company (5 Year Treasury Constant Maturity +5.00%) ʊ±	5.70	9-30-2030	500,000	430,325
Navient Corporation	5.00	3-15-2027	70,000	61,663
PRA Group Incorporated 144A	5.00	10-1-2029	265,000	221,695
				1,137,884
Financial services: 0.58%
Camelot Return Merger Sub Incorporated 144A	8.75	8-1-2028	500,000	462,970
Enact Holdings Incorporated 144A	6.50	8-15-2025	400,000	390,000
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	120,000	105,575
				958,545
Insurance: 1.59%
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	500,000	422,865
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	174,265
Maple Grove Funding Trust 144A	4.16	8-15-2051	900,000	646,110
MetLife Incorporated	6.40	12-15-2066	1,200,000	1,161,168
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  11

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
OneAmerica Financial Partners Incorporated 144A	4.25%	10-15-2050	$45,000	$ 32,869
Prudential Financial Incorporated (5 Year Treasury Constant Maturity +3.04%) ±	3.70	10-1-2050	270,000	219,934
				2,657,211
Mortgage REITs: 0.15%
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	300,000	247,938
Health care: 0.63%
Biotechnology: 0.03%
Amgen Incorporated	5.65	3-2-2053	30,000	31,221
Amgen Incorporated	5.75	3-2-2063	20,000	20,753
				51,974
Health care providers & services: 0.60%
Air Methods Corporation 144A	8.00	5-15-2025	75,000	4,500
DaVita Incorporated 144A	3.75	2-15-2031	1,000,000	788,750
Select Medical Corporation 144A	6.25	8-15-2026	205,000	198,850
				992,100
Industrials: 2.93%
Aerospace & defense: 0.16%
Spirit AeroSystems Incorporated 144A	9.38	11-30-2029	250,000	272,813
Commercial services & supplies: 0.84%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	650,000	485,199
CoreCivic Incorporated	8.25	4-15-2026	910,000	917,262
				1,402,461
Industrial conglomerates: 0.28%
General Electric Company (3 Month LIBOR +3.33%) ±	8.20	12-29-2049	459,000	458,541
Machinery: 0.05%
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	95,000	89,690
Passenger airlines: 1.45%
Delta Air Lines Incorporated 144A	4.75	10-20-2028	150,000	144,677
Delta Air Lines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	398,528	394,697
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	637,500	635,447
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	300,000	300,750
United Airlines Pass-Through Trust Certificates Series 2020-1 Class A	5.88	4-15-2029	203,724	203,109
US Airways Group Incorporated	3.95	5-15-2027	798,896	746,723
				2,425,403
Trading companies & distributors: 0.06%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	100,000	91,234
Transportation infrastructure: 0.09%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	152,358
The accompanying notes are an integral part of these consolidated financial statements.

12  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Information technology: 1.22%
Communications equipment: 0.09%
CommScope Technologies LLC 144A	5.00%	3-15-2027		$200,000	$ 146,234
IT services: 0.35%
Sabre GLBL Incorporated 144A	9.25	4-15-2025		135,000	127,170
Sabre GLBL Incorporated 144A	11.25	12-15-2027		500,000	465,920
					593,090
Software: 0.78%
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028		105,000	83,480
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028		290,000	208,659
Oracle Corporation	2.88	3-25-2031		190,000	162,583
Oracle Corporation	6.90	11-9-2052		750,000	840,650
					1,295,372
Materials: 0.16%
Containers & packaging: 0.16%
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030		300,000	272,622
Real estate: 1.26%
Diversified REITs: 1.03%
Brandywine Operating Partnership Series 3	7.55	3-15-2028		185,000	165,912
GLP Capital LP	4.00	1-15-2031		1,000,000	857,810
MPT Operating Partnership LP	3.50	3-15-2031		500,000	336,600
WEA Finance LLC 144A	4.75	9-17-2044		500,000	363,675
					1,723,997
Specialized REITs: 0.23%
EPR Properties	3.75	8-15-2029		500,000	383,006
Utilities: 1.40%
Electric utilities: 1.19%
NRG Energy Incorporated 144A	4.45	6-15-2029		1,500,000	1,360,049
Oglethorpe Power Corporation	4.25	4-1-2046		400,000	311,674
The Southern Company (5 Year Treasury Constant Maturity +3.73%) ±	4.00	1-15-2051		330,000	302,754
					1,974,477
Independent power & renewable electricity producers: 0.21%
NSG Holdings LLC 144A	7.75	12-15-2025		25,430	25,048
TerraForm Power Operating LLC 144A	4.75	1-15-2030		369,000	330,877
					355,925
Total Corporate bonds and notes (Cost $37,891,259)					33,972,855
Foreign corporate bonds and notes : 7.57%
Communication services: 0.70%
Media: 0.70%
SES SA Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%) ʊ±	2.88	5-27-2026	EUR	575,000	505,106
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  13

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Media (continued)
Tele Columbus AG 144A	3.88%	5-2-2025	EUR	510,000	$ 410,396
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	300,000	251,535
					1,167,037
Consumer discretionary: 0.75%
Automobile components: 0.43%
Adler Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	800,000	724,619
Automobiles: 0.32%
Peugeot SA Company	2.00	3-20-2025	EUR	500,000	526,172
Consumer staples: 1.28%
Consumer staples distribution & retail: 0.62%
Casino Guichard Perracho SA	3.58	2-7-2025	EUR	400,000	130,990
Iceland Bondco plc 144A	4.38	5-15-2028	GBP	1,000,000	907,932
					1,038,922
Food products: 0.26%
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	500,000	429,625
Tobacco: 0.40%
BAT International Finance plc	2.25	1-16-2030	EUR	750,000	667,724
Energy: 0.46%
Oil, gas & consumable fuels: 0.46%
Eni SpA	1.13	9-19-2028	EUR	800,000	760,839
Financials: 2.42%
Banks: 1.21%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%)	4.75	9-22-2027	EUR	500,000	432,131
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	219,606
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.50%) ±	5.75	6-28-2028	EUR	400,000	430,538
Permanent TSB Group (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%) ±	2.13	9-26-2024	EUR	600,000	641,664
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +1.60%) ±	1.38	6-17-2033	EUR	400,000	302,445
					2,026,384
Capital markets: 0.76%
Deutsche Bank (3 Month EURIBOR +2.95%) ±	5.00	9-5-2030	EUR	700,000	723,236
International Finance Corporation	6.30	11-25-2024	INR	45,000,000	538,992
					1,262,228
Consumer finance: 0.25%
Cellnex Finance Company SA	2.00	9-15-2032	EUR	500,000	418,566
Financial services: 0.20%
Deutsche Pfandbriefbank AG (EURIBOR ICE Swap Rate 11:00am +2.75%) ±	4.68	6-28-2027	EUR	400,000	338,364
The accompanying notes are an integral part of these consolidated financial statements.

14  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Industrials: 0.64%
Commercial services & supplies: 0.24%
Prosegur Cash SA	1.38%	2-4-2026	EUR	400,000	$ 406,748
Containers & packaging: 0.27%
Can-Pack SA 144A	2.38	11-1-2027	EUR	500,000	440,258
Hotels, restaurants & leisure: 0.13%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	200,000	216,087
Materials: 0.66%
Chemicals: 0.66%
Azelis Finance NV 144A	5.75	3-15-2028	EUR	1,000,000	1,096,972
Real estate: 0.66%
Diversified REITs: 0.28%
Aedas Homes Opco SLU 144A	4.00	8-15-2026	EUR	500,000	473,113
Real estate management & development: 0.16%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	251,000	261,150
Retail REITs: 0.22%
Unibail-Rodamco-Westfield SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.68%) ʊ±	2.13	10-25-2023	EUR	400,000	368,761
Total Foreign corporate bonds and notes (Cost $15,358,823)					12,623,569
Foreign government bonds : 13.54%
Bonos y Obligaciones del Estado ¤	0.00	1-31-2028	EUR	2,495,000	2,348,604
Brazil ¤	0.00	1-1-2024	BRL	7,000,000	1,258,641
Brazil ¤	0.00	7-1-2024	BRL	8,000,000	1,365,230
France	0.75	2-25-2028	EUR	7,535,000	7,455,048
Germany	1.30	10-15-2027	EUR	7,330,000	7,590,835
Indonesia	6.50	6-15-2025	IDR	13,500,000,000	903,121
Malaysia	3.88	3-14-2025	MYR	7,255,000	1,664,716
Russia (Acquired 3-13-2020, cost $270,927) ♦†>	6.50	2-28-2024	RUB	35,000,000	0
Total Foreign government bonds (Cost $23,068,558)					22,586,195

	Shares
Investment companies: 4.82%
Exchange-traded funds: 4.82%
iShares Broad USD High Yield Corporate Bond ETF	96,500	3,430,575
VanEck Vectors JPMorgan Emerging Markets Local Currency Bond ETF	46,200	1,166,550
Xtrackers USD High Yield Corporate Bond ETF	98,800	3,433,300
Total Investment companies (Cost $8,038,205)		8,030,425

The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  15

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 2.14%
Communication services: 0.53%
Media: 0.53%
Charter Communications Operating LLC (1 Month LIBOR +1.75%) ±	6.56%	4-30-2025	$477,330	$ 476,733
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	9.84	8-2-2027	346,000	332,278
Gray Television Incorporated (U.S. SOFR 1 Month +2.50%) ±	7.36	1-2-2026	84,964	83,319
				892,330
Energy: 0.44%
Oil, gas & consumable fuels: 0.44%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) ±	8.56	4-14-2028	357,162	352,808
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	9.66	9-29-2028	386,384	383,486
				736,294
Financials: 0.04%
Insurance: 0.04%
Asurion LLC (1 Month LIBOR +5.25%) ±	10.09	1-31-2028	75,000	62,175
Health care: 0.08%
Health care equipment & supplies: 0.08%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	8.46	8-31-2026	139,020	138,009
Industrials: 1.00%
Commercial services & supplies: 0.31%
The Geo Group Incorporated (1 Month LIBOR +7.13%) ±	11.93	3-23-2027	515,705	521,615
Machinery: 0.17%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	8.60	7-30-2027	87,613	85,231
Werner FinCo LP (3 Month LIBOR +4.00%) ±	9.14	7-24-2024	202,848	189,030
				274,261
Passenger airlines: 0.52%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	9.56	4-20-2028	266,000	269,732
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	10.21	6-21-2027	573,750	594,623
				864,355
Information technology: 0.05%
Software: 0.05%
MPH Acquisition Holdings LLC (1 Month LIBOR +4.25%) ±	9.20	9-1-2028	98,747	84,367
Total Loans (Cost $3,588,926)				3,573,406
The accompanying notes are an integral part of these consolidated financial statements.

16  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.08%
Illinois: 0.03%
GO revenue: 0.03%
Chicago IL Refunding Bonds Taxable Project Series E	6.05%	1-1-2029	$40,000	$ 40,740
Kansas: 0.01%
Health revenue: 0.01%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	25,000	23,490
Maryland: 0.04%
Education revenue: 0.04%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	65,000	64,776
Total Municipal obligations (Cost $129,372)				129,006
Non-agency mortgage-backed securities: 17.40%
Achieve Mortgage Series 2022-HE1 Class A 144A±±	7.00	10-25-2037	609,560	610,781
Affirm Incorporated Series 2021-B Class A 144A	1.03	8-17-2026	1,010,000	965,655
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	693,450	622,344
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	6.56	9-20-2029	1,000,000	972,387
Apidos CLO Series 2019 Class 3-1-A (3 Month LIBOR +3.10%) 144A±	7.89	4-15-2031	500,000	467,061
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	697,950	635,953
Brightspire Capital Incorporated Series 2021-FL1 Class A (1 Month LIBOR +1.15%) 144A±	5.91	8-19-2038	1,065,000	1,025,063
BX Trust Series 2019-11 Class D 144A±±	3.94	12-9-2041	500,000	412,604
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	6.58	10-15-2036	550,000	510,009
BX Trust Series 2022 Class C 144A	6.79	10-13-2027	750,000	723,650
Carlyle Global Market Series 2016-1A Class R2 (3 Month LIBOR +3.35%) 144A±	8.16	4-20-2034	1,000,000	910,212
Carlyle Global Market Series 2017-2A Class R2 (3 Month LIBOR +1.60%) 144A±	6.41	7-20-2031	750,000	725,030
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A±±	2.68	10-27-2031	1,000,000	916,242
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	372,740
CIFC Funding Limited Series 2018-1A Class B (3 Month LIBOR +1.40%) 144A±	6.19	4-18-2031	1,000,000	961,310
Colt Funding LLC Series 2022-7 Class A1 144A	5.16	4-25-2067	453,147	445,288
Foundation Finance Trust Series 2019-1A Class A 144A	3.86	11-15-2034	135,615	133,164
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.50	12-25-2049	400,000	392,590
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR +2.75%) 144A±	7.42	1-25-2030	224,061	214,761
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	6.53	11-16-2036	1,000,000	954,338
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  17

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Goldman Sachs Mortgage Security Trust Series 2018-LUAU Class B (1 Month LIBOR +1.40%) 144A±	6.08%	11-15-2032	$1,600,000	$ 1,560,786
Gracie Point International Funding Series 2022-2A Class A (30 Day Average U.S. SOFR +2.75%) 144A±	7.38	7-1-2024	595,000	595,176
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3 144A±±	4.45	5-25-2067	1,130,000	963,094
Jonah Energy LLC Series 2022-1 Class A1 144A	7.20	12-10-2037	625,728	618,297
JPMorgan Chase & Company Series 2017-6 Class B 144A±±	3.78	12-25-2048	444,805	326,128
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	1,555,563	1,480,847
Madison Park Funding Limited Series 2018-29A Class B (3 Month LIBOR +1.75%) 144A±	6.54	10-18-2030	700,000	681,637
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	6.14	11-15-2038	997,038	953,153
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class C (1 Month LIBOR +2.05%) 144A±	6.81	10-16-2036	1,000,000	927,500
MF1 Multifamily Housing Mortgage Series 2022-FL8 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	5.91	2-19-2037	1,000,000	967,601
MFRA Trust Series 2020-NQM3 Class M1 144A±±	2.65	1-26-2065	1,000,000	790,166
MFRA Trust Series 2021-NQM1 Class A1 144A±±	1.15	4-25-2065	100,291	87,978
Morgan Stanley Capital I Trust 2014-150E Class A 144A	3.91	9-9-2032	1,195,000	1,008,950
Neuberger Berman CLO Limited Series 2017-25A Class BR (3 Month LIBOR +1.35%) 144A±	6.14	10-18-2029	250,000	240,710
Octane Receivables Trust 2023-1 Class A 144A	5.87	5-21-2029	187,753	188,158
Octane Receivables Trust 2023-1 Class B 144A	5.96	7-20-2029	160,000	160,965
Octane Receivables Trust Series 2020-1A Class B 144A	1.98	6-20-2025	765,000	743,896
Oxford Finance Funding Trust Series 2019-1A Class A2 144A	4.46	2-15-2027	244,464	242,821
Pagaya AI Debt Selection Trust 2023-1 144A	7.56	7-15-2030	845,000	845,433
Residential Mortgage Loan Trust Series 2019-3 Class A3 144A±±	3.04	9-25-2059	159,557	156,133
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.39	1-5-2043	700,000	374,793
TRK Toorak Mortgage Corporation Series 2021-INV2 Class A2 144A±±	2.12	11-25-2056	846,571	705,119
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	95,484	80,980
Verus Securitization Trust Series 2021-8 Class A2 144A±±	2.29	11-25-2066	1,204,719	1,011,322
Verus Securitization Trust Series 2021-R3 Class A2 144A±±	1.28	4-25-2064	383,648	341,135
Total Non-agency mortgage-backed securities (Cost $31,058,626)				29,023,960
U.S. Treasury securities: 3.09%
U.S. Treasury Bond	2.25	2-15-2052	3,485,000	2,598,775
U.S. Treasury Bond	2.38	5-15-2051	45,000	34,555
U.S. Treasury Bond	3.00	2-15-2049	150,000	131,309
The accompanying notes are an integral part of these consolidated financial statements.

18  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	3.00%	8-15-2052	$985,000	$ 865,261
U.S. Treasury Note	3.25	5-15-2042	565,000	521,235
U.S. Treasury Note	3.50	1-31-2028	40,000	39,791
U.S. Treasury Note	3.50	2-15-2033	925,000	926,445
U.S. Treasury Note	4.00	11-15-2052	35,000	37,144
Total U.S. Treasury securities (Cost $5,586,654)				5,154,515
Yankee corporate bonds and notes: 11.77%
Consumer discretionary: 1.31%
Automobile components: 0.54%
Faurecia SE	7.25	6-15-2026	800,000	893,718
Broadline retail: 0.55%
MercadoLibre Incorporated	3.13	1-14-2031	750,000	590,966
Prosus NV 144A	4.03	8-3-2050	500,000	328,276
				919,242
Hotels, restaurants & leisure: 0.22%
International Game Technology 144A	3.50	6-15-2026	350,000	365,720
Consumer staples: 0.54%
Beverages: 0.54%
Coca-Cola Icecek AS 144A	4.50	1-20-2029	1,000,000	893,240
Energy: 0.95%
Oil, gas & consumable fuels: 0.95%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ʊ±	4.88	3-22-2030	325,000	295,344
Enbridge Incorporated (5 Year Treasury Constant Maturity +5.31%) ±	5.75	7-15-2080	1,000,000	889,693
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	220,000	206,439
Petroleos Mexicanos	6.70	2-16-2032	250,000	199,003
				1,590,479
Financials: 6.14%
Banks: 3.86%
African Export Import Bank 144A	3.80	5-17-2031	200,000	161,000
Banco do Brasil SA 144A	4.88	1-11-2029	375,000	351,656
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.64%) 144Aʊ±	5.88	1-24-2027	750,000	637,500
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +6.19%) 144Aʊ±	8.13	12-29-2049	1,000,000	963,478
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	275,000	223,402
HSBC Holdings plc (3 Month LIBOR +1.61%) ±	3.97	5-22-2030	590,000	532,297
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	635,000	601,654
Itau Unibanco Holding SA 144A	3.25	1-24-2025	800,000	770,480
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +1.63%) ±	5.44	2-22-2034	400,000	404,178
NatWest Group plc (5 Year Treasury Constant Maturity +5.63%) ʊ±	6.00	12-29-2025	400,000	364,840
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  19

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Societe Generale SA (1 Year Treasury Constant Maturity +3.20%) 144A±	6.22%	6-15-2033	$1,000,000	$ 929,055
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%) 144A±	5.46	6-30-2035	600,000	494,258
				6,433,798
Capital markets: 1.33%
CI Financial Corporation	4.10	6-15-2051	780,000	471,692
Credit Suisse Group AG (U.S. SOFR +5.02%) 144A±	9.02	11-15-2033	500,000	592,450
MacQuarie Group Limited (U.S. SOFR +2.21%) 144A±	5.11	8-9-2026	1,000,000	994,343
UBS Group AG (5 Year Treasury Constant Maturity +3.40%) 144Aʊ±	4.88	2-12-2027	200,000	155,774
				2,214,259
Diversified consumer services: 0.24%
Cirsa Finance International 144A	10.38	11-30-2027	350,000	401,401
Financial services: 0.26%
Castlelake Aviation Finance 144A	5.00	4-15-2027	130,000	115,084
Doric Nimrod Air Alpha Pass-Through Trust Certificates Series 2013-1 Class A 144A	5.25	5-30-2025	317,505	316,305
Unifin Financiera SAB de CV 144A	9.88	1-28-2029	600,000	15,000
				446,389
Insurance: 0.45%
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	800,000	750,000
Health care: 0.49%
Life sciences tools & services: 0.49%
Danaher Corporation	2.50	3-30-2030	800,000	814,395
Industrials: 0.94%
Commercial services & supplies: 0.12%
Verisure Holding AB 144A	9.25	10-15-2027	175,000	203,321
Passenger airlines: 0.60%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	500,000	531,793
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	520,000	463,443
				995,236
Trading companies & distributors: 0.22%
Fly Leasing Limited 144A	7.00	10-15-2024	420,000	367,333
Materials: 0.71%
Chemicals: 0.71%
Braskem Netherlands BV 144A	7.25	2-13-2033	235,000	225,718
Westlake Chemical Corporation	1.63	7-17-2029	750,000	683,697
Yara International 144A	7.38	11-14-2032	250,000	276,228
				1,185,643
The accompanying notes are an integral part of these consolidated financial statements.

20  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.69%
Electric utilities: 0.69%
Comision Federal de Electricidad SA de CV 144A	3.35%	2-9-2031	$200,000	$ 158,022
Comision Federal de Electricidad SA de CV 144A	3.88	7-26-2033	500,000	380,043
Duke Energy Corporation	3.10	6-15-2028	200,000	206,458
Duke Energy Corporation	3.85	6-15-2034	400,000	405,035
				1,149,558
Total Yankee corporate bonds and notes (Cost $21,659,473)				19,623,732
Yankee government bonds: 2.46%
Commonwealth of Bahamas 144A	6.00	11-21-2028	785,000	591,681
Dominican Republic 144A	4.50	1-30-2030	200,000	173,897
Dominican Republic 144A	4.88	9-23-2032	200,000	169,577
Dominican Republic 144A	5.50	2-22-2029	200,000	188,116
Dominican Republic 144A	7.05	2-3-2031	200,000	203,070
Government of Bermuda 144A	5.00	7-15-2032	200,000	200,588
Mexico	6.35	2-9-2035	345,000	366,355
Mongolia Government	5.63	5-1-2023	200,000	198,340
Nota Do Tesouro Nacional	10.00	1-1-2027	3,100,000	589,313
Provincia de Cordoba 144A	6.88	12-10-2025	254,472	215,918
Provincia de Cordoba (PIK at 6.88%) 144A¥	6.88	2-1-2029	557,619	356,234
Republic of Columbia	7.50	2-2-2034	550,000	539,741
Sultanate of Oman 144A	6.25	1-25-2031	300,000	304,981
Total Yankee government bonds (Cost $4,337,147)				4,097,811

		Yield	Shares
Short-term investments: 5.70%
Investment companies: 5.70%
Allspring Government Money Market Fund Select Class ♠∞*		4.69	9,505,734	9,505,734
Total Short-term investments (Cost $9,505,734)				9,505,734
Total investments in securities (Cost $191,223,043)	106.90%			178,280,399
Other assets and liabilities, net	(6.90)			(11,514,419)
Total net assets	100.00%			$166,765,980

The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  21

Consolidated portfolio of investments—March 31, 2023 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
†	Non-income-earning security
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $270,927), representing 0.00% of its net assets as of period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.
*	A portion of the holding represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated subsidiary.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,279,572	$45,737,605	$(45,511,443)	$0	$0	$ 9,505,734	9,505,734	$ 46,438
Investments in affiliates no longer held at end of period
Securities Lending Cash Investment LLC	769,598	17,029,127	(17,798,725)	0	0	0	0	16,779 #
				$0	$0	$9,505,734		$63,217

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these consolidated financial statements.

22  |  Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
33,293,777 USD	30,771,194 EUR	Citibank National Association	6-30-2023	$ 0	$ (240,834)
1,196,247 USD	975,000 GBP	Citibank National Association	6-30-2023	0	(8,538)
516,033 USD	7,950,000,000 IDR	Morgan Stanley Incorporated	6-30-2023	0	(13,009)
45,689,962 JPY	347,611 USD	Citibank National Association	6-30-2023	912	0
				$912	$(262,381)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	40	6-21-2023	$ 4,467,891	$ 4,596,875	$ 128,984	$ 0
2-Year U.S. Treasury Notes	95	6-30-2023	19,608,914	19,613,047	4,133	0
5-Year U.S. Treasury Notes	43	6-30-2023	4,617,191	4,708,836	91,645	0
Short
Euro-Bund Futures	(39)	6-8-2023	(5,535,608)	(5,745,420)	0	(209,812)
10-Year U.S. Ultra Treasury Notes	(19)	6-21-2023	(2,224,927)	(2,301,672)	0	(76,745)
					$224,762	$(286,557)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell protection
Markit CDX Emerging Markets Index *	1.00%	Quarterly	6-20-2026	USD	920,000	$ (22,012)	$ (17,234)	$0	$ (4,778)
Markit iTraxx Europe Crossover *	5.00	Quarterly	6-20-2026	EUR	3,000,000	154,271	286,145	0	(131,874)
Markit iTraxx Europe Subordinated Financial Index *	1.00	Quarterly	6-20-2026	EUR	12,000,000	(164,312)	(29,424)	0	(134,888)
								$0	$(271,540)

*	A portion of the holding represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  23

Consolidated statement of assets and liabilities—March 31, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $181,717,309)	$ 168,774,665
Investments in affiliated securities, at value (cost $9,505,734)	9,505,734
Segregated cash for forward foreign currency contracts	361,563
Cash at broker segregated for futures contracts	1,459,000
Segregated cash for swap contracts	1,102,828
Foreign currency, at value (cost $465,616)	491,180
Receivable for investments sold	3,206,504
Receivable for dividends and interest	1,630,841
Receivable for daily variation margin on centrally cleared swap contracts	1,293,281
Receivable for Fund shares sold	84,047
Receivable for daily variation margin on open futures contracts	36,852
Receivable for securities lending income, net	962
Unrealized gains on forward foreign currency contracts	912
Prepaid expenses and other assets	134,647
Total assets	188,083,016
Liabilities
Payable for investments purchased	19,553,412
Payable for daily variation margin on centrally cleared swap contracts	1,249,272
Unrealized losses on forward foreign currency contracts	262,381
Management fee payable	58,476
Payable for daily variation margin on open futures contracts	45,418
Overdraft due to custodian bank	23,695
Payable for Fund shares redeemed	16,122
Administration fees payable	13,218
Trustees’ fees and expenses payable	3,157
Distribution fee payable	856
Accrued expenses and other liabilities	91,029
Total liabilities	21,317,036
Total net assets	$166,765,980
Net assets consist of
Paid-in capital	$ 184,410,945
Total distributable loss	(17,644,965)
Total net assets	$166,765,980
Computation of net asset value and offering price per share
Net assets – Class A	$ 14,748,522
Shares outstanding – Class A1	1,711,200
Net asset value per share – Class A	$8.62
Maximum offering price per share – Class A2	$8.98
Net assets – Class C	$ 1,269,825
Shares outstanding – Class C1	146,493
Net asset value per share – Class C	$8.67
Net assets – Administrator Class	$ 2,069,487
Shares outstanding – Administrator Class[1]	237,972
Net asset value per share – Administrator Class	$8.70
Net assets – Institutional Class	$ 148,678,146
Shares outstanding – Institutional Class[1]	17,286,877
Net asset value per share – Institutional Class	$8.60
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.

24  |  Allspring Income Plus Fund

Consolidated statement of operations— six months ended March 31, 2023 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $3,016)	$ 4,030,806
Income from affiliated securities	164,824
Dividends	76,680
Total investment income	4,272,310
Expenses
Management fee	427,498
Administration fees
Class A	11,525
Class C	970
Administrator Class	1,006
Institutional Class	58,089
Shareholder servicing fees
Class A	18,008
Class C	1,515
Administrator Class	2,516
Distribution fee
Class C	4,546
Custody and accounting fees	16,511
Professional fees	36,511
Registration fees	19,410
Shareholder report expenses	19,034
Trustees’ fees and expenses	11,087
Other fees and expenses	2,391
Total expenses	630,617
Less: Fee waivers and/or expense reimbursements
Fund-level	(109,000)
Class A	(2,167)
Class C	(182)
Administrator Class	(1,211)
Net expenses	518,057
Net investment income	3,754,253
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(3,237,899)
Forward foreign currency contracts	(1,186,414)
Futures contracts	(203,252)
Swap contracts	152,090
Net realized losses on investments	(4,475,475)
Net change in unrealized gains (losses) on
Unaffiliated securities	8,259,681
Forward foreign currency contracts	(339,397)
Futures contracts	399,875
Swap contracts	636,740
Net change in unrealized gains (losses) on investments	8,956,899
Net realized and unrealized gains (losses) on investments	4,481,424
Net increase in net assets resulting from operations	$ 8,235,677
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  25

Consolidated statement of changes in net assets

	Six months ended March 31, 2023 (unaudited)		Year ended September 30, 2022
Operations
Net investment income		$ 3,754,253		$ 5,673,590
Net realized gains (losses) on investments		(4,475,475)		2,063,697
Net change in unrealized gains (losses) on investments		8,956,899		(28,372,326)
Net increase (decrease) in net assets resulting from operations		8,235,677		(20,635,039)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(310,970)		(685,837)
Class C		(21,863)		(79,643)
Administrator Class		(43,660)		(361,182)
Institutional Class		(3,406,182)		(10,427,170)
Total distributions to shareholders		(3,782,675)		(11,553,832)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	199,997	1,704,772	1,682,286	16,330,701
Class C	27,764	239,157	63,146	603,993
Administrator Class	29,358	257,906	299,073	2,948,472
Institutional Class	2,692,953	23,130,296	7,915,708	73,200,984
		25,332,131		93,084,150
Reinvestment of distributions
Class A	36,416	309,983	73,161	682,559
Class C	2,552	21,863	8,331	79,643
Administrator Class	5,083	43,660	37,139	361,043
Institutional Class	400,978	3,406,176	1,099,311	10,369,573
		3,781,682		11,492,818
Payment for shares redeemed
Class A	(191,805)	(1,637,527)	(352,310)	(3,189,842)
Class C	(9,542)	(82,804)	(72,697)	(663,225)
Administrator Class	(23,874)	(206,522)	(816,237)	(7,946,957)
Institutional Class	(2,752,441)	(23,484,321)	(8,284,277)	(76,954,857)
		(25,411,174)		(88,754,881)
Net increase in net assets resulting from capital share transactions		3,702,639		15,822,087
Total increase (decrease) in net assets		8,155,641		(16,366,784)
Net assets
Beginning of period		158,610,339		174,977,123
End of period		$166,765,980		$158,610,339
The accompanying notes are an integral part of these consolidated financial statements.

26  |  Allspring Income Plus Fund

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.38	$10.12	$9.64	$9.50	$9.43	$9.59
Net investment income	0.17	0.28 [1]	0.27	0.29	0.34 [1]	0.31 [1]
Net realized and unrealized gains (losses) on investments	0.25	(1.41)	0.51	0.14	0.09	(0.16)
Total from investment operations	0.42	(1.13)	0.78	0.43	0.43	0.15
Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.30)	(0.29)	(0.36)	(0.31)
Net realized gains	0.00	(0.25)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.18)	(0.61)	(0.30)	(0.29)	(0.36)	(0.31)
Net asset value, end of period	$8.62	$8.38	$10.12	$9.64	$9.50	$9.43
Total return[2]	5.12%	(11.77)%	8.18%	4.60%	4.66%	1.59%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.07%	1.07%	1.08%	1.09%	1.45%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	4.26%	3.09%	3.00%	3.43%	3.65%	3.26%
Supplemental data
Portfolio turnover rate	56%	113%	128%	88%	116%	50%
Net assets, end of period (000s omitted)	$14,749	$13,960	$2,667	$1,662	$1,394	$1,266

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  27

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.42	$10.16	$9.68	$9.49	$9.41	$9.57
Net investment income	0.14 [1]	0.21 [1]	0.22	0.23	0.27	0.23
Payment from affiliate	0.00	0.00	0.00	0.07	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.26	(1.41)	0.49	0.12	0.10	(0.15)
Total from investment operations	0.40	(1.20)	0.71	0.42	0.37	0.08
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.23)	(0.23)	(0.29)	(0.24)
Net realized gains	0.00	(0.25)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.15)	(0.54)	(0.23)	(0.23)	(0.29)	(0.24)
Net asset value, end of period	$8.67	$8.42	$10.16	$9.68	$9.49	$9.41
Total return[2]	4.82%	(12.38)% [3]	7.36%	4.45% [4]	4.00%	0.88%
Ratios to average net assets (annualized)
Gross expenses	1.81%	1.77%	1.82%	1.83%	1.84%	2.20%
Net expenses	1.65%	1.63%	1.65%	1.65%	1.65%	1.65%
Net investment income	3.60%	2.30%	2.23%	2.67%	2.92%	2.52%
Supplemental data
Portfolio turnover rate	56%	113%	128%	88%	116%	50%
Net assets, end of period (000s omitted)	$1,270	$1,059	$1,290	$647	$520	$517

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended September 30, 2022, the Fund received a payment from a service provider which had a 0.10% impact on the total return.
[4]	During the year ended September 30, 2022, the Fund received a payment from an affiliate which had a 0.79% impact on the total return.
The accompanying notes are an integral part of these consolidated financial statements.

28  |  Allspring Income Plus Fund

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.45	$10.20	$9.71	$9.56	$9.46	$9.61
Net investment income	0.17	0.29 [1]	0.29 [1]	0.34 [1]	0.36 [1]	0.33 [1]
Net realized and unrealized gains (losses) on investments	0.27	(1.43)	0.51	0.11	0.09	(0.16)
Total from investment operations	0.44	(1.14)	0.80	0.45	0.45	0.17
Distributions to shareholders from
Net investment income	(0.19)	(0.36)	(0.31)	(0.30)	(0.35)	(0.32)
Net realized gains	0.00	(0.25)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.19)	(0.61)	(0.31)	(0.30)	(0.35)	(0.32)
Net asset value, end of period	$8.70	$8.45	$10.20	$9.71	$9.56	$9.46
Total return[2]	5.22%	(11.77)%	8.31%	4.72%	4.83%	1.81%
Ratios to average net assets (annualized)
Gross expenses	1.00%	1.01%	1.00%	1.02%	1.08%	1.38%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	4.50%	2.97%	2.83%	3.61%	3.80%	3.48%
Supplemental data
Portfolio turnover rate	56%	113%	128%	88%	116%	50%
Net assets, end of period (000s omitted)	$2,069	$1,921	$7,215	$40	$75	$5,471

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Income Plus Fund  |  29

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.36	$10.10	$9.63	$9.49	$9.42	$9.58
Net investment income	0.20	0.31	0.33	0.36	0.37 [1]	0.34
Net realized and unrealized gains (losses) on investments	0.24	(1.42)	0.47	0.10	0.09	(0.16)
Total from investment operations	0.44	(1.11)	0.80	0.46	0.46	0.18
Distributions to shareholders from
Net investment income	(0.20)	(0.38)	(0.33)	(0.32)	(0.39)	(0.34)
Net realized gains	0.00	(0.25)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.20)	(0.63)	(0.33)	(0.32)	(0.39)	(0.34)
Net asset value, end of period	$8.60	$8.36	$10.10	$9.63	$9.49	$9.42
Total return[2]	5.31%	(11.53)%	8.43%	4.96%	5.00%	1.93%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.74%	0.74%	0.75%	0.75%	1.12%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	4.65%	3.33%	3.34%	3.72%	3.97%	3.54%
Supplemental data
Portfolio turnover rate	56%	113%	128%	88%	116%	50%
Net assets, end of period (000s omitted)	$148,678	$141,671	$163,806	$149,722	$153,414	$45,175

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.

30  |  Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Income Plus Fund (the "Fund") which is a diversified series of the Trust.
2. INVESTMENT IN SUBSIDIARY
The Fund invests in Strategic Income Special Investment (Cayman) Ltd. (the “Subsidiary”), a wholly-owned subsidiary incorporated on July 11, 2019 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of March 31, 2023, the Subsidiary had $7,078,726 invested in swap contracts and cash equivalents and had $1,102,828 in cash segregated at the broker for the swap contracts which in the aggregate represented 100.71% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of March 31, 2023, the Fund held $8,289,246 in the Subsidiary, representing 4.97% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of

Allspring Income Plus Fund  |  31

Notes to consolidated financial statements (unaudited)
valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Consolidated Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan

32  |  Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund or the Subsidiary and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund or the Subsidiary that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund or the Subsidiary entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund or the Subsidiary is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund or the Subsidiary agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Consolidated Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional

Allspring Income Plus Fund  |  33

Notes to consolidated financial statements (unaudited)
amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2023, the aggregate cost of all investments for federal income tax purposes was $208,910,784 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 5,738,640
Gross unrealized losses	(36,963,829)
Net unrealized losses	$(31,225,189)

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Notes to consolidated financial statements (unaudited)
As of September 30, 2022, the Fund had current year deferred post-October capital losses consisting of $2,873,706 in short-term capital losses and $46,802 in long-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Income Plus Fund  |  35

Notes to consolidated financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 15,632,288	$0	$ 15,632,288
Asset-backed securities	0	14,326,903	0	14,326,903
Corporate bonds and notes	0	33,972,855	0	33,972,855
Foreign corporate bonds and notes	0	12,623,569	0	12,623,569
Foreign government bonds	0	22,586,195	0	22,586,195
Investment companies	8,030,425	0	0	8,030,425
Loans	0	3,573,406	0	3,573,406
Municipal obligations	0	129,006	0	129,006
Non-agency mortgage-backed securities	0	29,023,960	0	29,023,960
U.S. Treasury securities	5,154,515	0	0	5,154,515
Yankee corporate bonds and notes	0	19,623,732	0	19,623,732
Yankee government bonds	0	4,097,811	0	4,097,811
Short-term investments
Investment companies	9,505,734	0	0	9,505,734
	22,690,674	155,589,725	0	178,280,399
Forward foreign currency contracts	0	912	0	912
Futures contracts	224,762	0	0	224,762
Total assets	$22,915,436	$155,590,637	$0	$178,506,073
Liabilities
Forward foreign currency contracts	$ 0	$ 262,381	$0	$ 262,381
Futures contracts	286,557	0	0	286,557
Swap contracts	0	271,540	0	271,540
Total liabilities	$ 286,557	$ 533,921	$0	$ 820,478
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Consolidated Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
For the six months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.
5. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

36  |  Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.525%
Next $500 million	0.500
Next $2 billion	0.475
Next $2 billion	0.450
Next $5 billion	0.415
Over $10 billion	0.405
For the six months ended March 31, 2023, the management fee was equivalent to an annual rate of 0.525% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.90%
Class C	1.65
Administrator Class	0.75
Institutional Class	0.60

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Notes to consolidated financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended March 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
6. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$30,615,353	$75,335,287	$56,876,410	$29,456,837
7. DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2023, the Fund entered into futures contracts for economic hedging purposes. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into swap contracts as a substitute for taking a position in the underlying security or index to potentially enhance the Fund’s total return.
The volume of the Fund's derivative activity during the six months ended March 31, 2023 was as follows:
Futures contracts
Average notional balance on long futures	$35,851,549
Average notional balance on short futures	10,579,842
Forward foreign currency contracts
Average contract amounts to buy	$ 4,922,650
Average contract amounts to sell	33,511,591
Swap contracts
Average notional balance	$18,433,919
The swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.

38  |  Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
The fair value of derivative instruments as of March 31, 2023 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Consolidated Statement of Assets and Liabilities location	Fair value	Consolidated Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 224,762*	Unrealized losses on futures contracts	$ 286,557*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	912	Unrealized losses on forward foreign currency contracts	262,381
Credit risk	Unrealized gains on swap contracts	0*	Unrealized losses on swap contracts	271,540*
		$225,674		$820,478
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated Portfolio of Investments. For futures contracts and centrally cleared swap contracts, only the current day's variation margin as of March 31, 2023 is reported separately on the Consolidated Statement of Assets and Liabilities.
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended March 31, 2023 was as follows:
	Net realized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Swap contracts	Total
Interest rate risk	$ 0	$ (203,252)	$ 0	$ (203,252)
Foreign currency risk	(1,160,850)	0	0	(1,160,850)
Credit risk	0	0	152,090	152,090
	$(1,160,850)	$(203,252)	$152,090	$(1,212,012)

	Net change in unrealized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Swap contracts	Total
Interest rate risk	$ 0	$ 399,875	$ 0	$ 399,875
Foreign currency risk	(339,397)	0	0	(339,397)
Credit risk	0	0	636,740	636,740
	$(339,397)	$399,875	$636,740	$ 697,218
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:

Allspring Income Plus Fund  |  39

Notes to consolidated financial statements (unaudited)
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank National Association	$912	$(912)	$0	$0

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Citibank National Association	$249,372	$(912)	$0	$248,460
Morgan Stanley Incorporated	13,009	0	0	13,009
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2023, there were no borrowings by the Fund under the agreement.
9. MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of March 31, 2023, the Fund held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $474,124.
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

40  |  Allspring Income Plus Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Income Plus Fund  |  41

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

42  |  Allspring Income Plus Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Income Plus Fund  |  43

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

44  |  Allspring Income Plus Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04042023-8gjunoea 05-23
SAR3365 03-23

Semi-Annual Report
March 31, 2023
Allspring Global Investment
Grade Credit Fund

The views expressed and any forward-looking statements are as of March 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Global Investment Grade Credit Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Global Investment Grade Credit Fund for the six-month period that ended March 31, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that can now generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 15.62%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 22.13%, while the MSCI EM Index (Net) (USD)3 returned 14.04%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 4.89%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned 10.07%, the Bloomberg Municipal Bond Index6 gained 7.00%, and the ICE BofA U.S. High Yield Index7 returned 7.89%.
Despite high inflation and central bank rate hikes, markets rally.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Global Investment Grade Credit Fund

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The sudden banking industry uncertainty led some clients of regional banks to transfer deposits to a handful of U.S. banking giants while bank shareholders sold stock. The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. The U.S. labor market remained resilient. The euro-area composite Purchasing Managers’ Index2 rose to 53.70, indicating expansion, for March. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
“ The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China.”

[1]	The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
[2]	The Purchasing Managers' Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.

Allspring Global Investment Grade Credit Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Global Investment Grade Credit Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments, LLC
Allspring Global Investments (UK) Limited
Portfolio managers	Henrietta Pacquement, CFA, Scott M. Smith, CFA, Alex Temple, Jonathan Terry, CFA

Average annual total returns (%) as of March 31, 2023
		Including sales charge		Excluding sales charge		Expense ratios[1](%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net [2]
Class A (ACPCX)[3]	6-1-2022	-10.61	-0.62	-6.44	0.51	1.14	0.83
Class C (WGCCX)[4]	6-1-2022	-8.00	-0.21	-7.00	-0.21	1.89	1.58
Class R6 (WGCRX)	2-28-2019	-	-	-6.19	0.86	0.76	0.45
Institutional Class (WGCIX)	2-28-2019	-	-	-6.24	0.81	0.81	0.50
Bloomberg Global Aggregate Credit Index (USD Hedged)[5]	–	-	-	-5.07	0.78*	-	-
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.83% for Class A, 1.58% for Class C, 0.45% for Class R6 and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class A shares.
[4]	Historical performance shown for the Class C shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class C shares.
[5]	Bloomberg Global Aggregate Credit Index (USD Hedged) measures the credit sector of the global investment grade fixed-rate bond market, including corporate, government and agency securities, hedged in USD. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Global Investment Grade Credit Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to municipal securities risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Global Investment Grade Credit Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2023[1]
Bank of America Corporation, 4.13%, 1-22-2024	1.95
Morgan Stanley, 3.13%, 7-27-2026	1.90
Citigroup Incorporated, 3.30%, 4-27-2025	1.78
Energy Transfer Operating Partners LP, 6.25%, 4-15-2049	1.37
Verizon Communications Incorporated, 3.40%, 3-22-2041	1.25
Reckitt Benckiser Treasury Services plc, 2.75%, 6-26-2024	1.23
Motorola Solutions Incorporated, 4.60%, 2-23-2028	1.22
British Airways Series 2019-1 Class AA Pass-Through Trust, 3.30%, 6-15-2034	1.12
Credit Suisse New York, 3.63%, 9-9-2024	1.11
Oracle Corporation, 2.88%, 3-25-2031	1.08
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Credit quality as of March 31, 2023[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring Global Investment Grade Credit Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2022 to March 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2022	Ending account value 3-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,063.74	$4.27	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18	0.83%
Class C
Actual	$1,000.00	$1,060.97	$6.42	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class R6
Actual	$1,000.00	$1,064.73	$2.32	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.27	0.45%
Institutional Class
Actual	$1,000.00	$1,064.45	$2.57	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52	0.50%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

Allspring Global Investment Grade Credit Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.80%
American Airlines Series 2014-1 Class A Pass-Through Trust	3.70%	4-1-2028	$210,142	$ 192,401
British Airways Series 2019-1 Class AA Pass-Through Trust 144A	3.30	6-15-2034	364,132	314,343
Total Asset-backed securities (Cost $573,687)				506,744
Corporate bonds and notes: 51.04%
Communication services: 6.84%
Diversified telecommunication services: 3.35%
AT&T Incorporated	3.65	6-1-2051	225,000	170,417
T-Mobile USA Incorporated	2.55	2-15-2031	40,000	33,904
T-Mobile USA Incorporated	3.30	2-15-2051	155,000	110,214
Verizon Communications Incorporated	3.40	3-22-2041	445,000	353,798
Verizon Communications Incorporated	4.13	8-15-2046	325,000	277,555
				945,888
Media: 2.99%
Charter Communications Operating LLC	2.80	4-1-2031	90,000	72,447
Charter Communications Operating LLC	4.20	3-15-2028	180,000	170,361
Charter Communications Operating LLC	4.91	7-23-2025	55,000	54,451
Comcast Corporation	3.40	4-1-2030	100,000	93,493
Magallanes Incorporated 144A	5.05	3-15-2042	75,000	62,733
Magallanes Incorporated 144A	5.14	3-15-2052	335,000	271,428
ViacomCBS Incorporated	4.95	1-15-2031	130,000	119,941
				844,854
Wireless telecommunication services: 0.50%
T-Mobile USA Incorporated	3.75	4-15-2027	145,000	139,385
Consumer discretionary: 2.14%
Automobiles: 0.67%
General Motors Company	6.13	10-1-2025	185,000	188,493
Hotels, restaurants & leisure: 1.27%
Hyatt Hotels Corporation	1.80	10-1-2024	315,000	298,224
McDonald's Corporation	1.45	9-1-2025	30,000	27,933
McDonald's Corporation	4.20	4-1-2050	35,000	30,867
				357,024
Specialty retail: 0.20%
Lowe's Companies Incorporated	4.25	4-1-2052	70,000	57,442
Consumer staples: 1.10%
Food products: 0.41%
Smithfield Foods Incorporated 144A	3.00	10-15-2030	145,000	115,694
Tobacco: 0.69%
BAT Capital Corporation	4.54	8-15-2047	260,000	193,630
Energy: 7.24%
Oil, gas & consumable fuels: 7.24%
BP Capital Markets America Incorporated	2.94	6-4-2051	345,000	239,220
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Energy Transfer Operating Partners LP	3.75%	5-15-2030	$160,000	$ 147,650
Energy Transfer Operating Partners LP	6.25	4-15-2049	390,000	386,384
Exxon Mobil Corporation	2.61	10-15-2030	160,000	143,791
Kinder Morgan Energy Partners LP	5.40	9-1-2044	200,000	185,235
Marathon Petroleum Corporation	3.80	4-1-2028	220,000	209,710
MPLX LP	4.00	3-15-2028	315,000	301,389
ONEOK Incorporated	6.10	11-15-2032	75,000	77,643
Sabine Pass Liquefaction LLC	4.50	5-15-2030	110,000	106,109
Sabine Pass Liquefaction LLC	5.75	5-15-2024	245,000	245,582
				2,042,713
Financials: 15.68%
Banks: 6.38%
Bank of America Corporation	4.13	1-22-2024	555,000	550,569
Citigroup Incorporated (U.S. SOFR +1.17%) ±	2.56	5-1-2032	170,000	141,041
Citigroup Incorporated	3.30	4-27-2025	520,000	501,770
JPMorgan Chase & Company (U.S. SOFR +1.25%) ±	2.58	4-22-2032	150,000	126,248
JPMorgan Chase & Company (U.S. SOFR +2.52%) ±	2.96	5-13-2031	145,000	125,340
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	145,000	138,642
Santander Holdings USA Incorporated	4.40	7-13-2027	230,000	215,329
				1,798,939
Capital markets: 5.15%
Belrose Funding Trust 144A	2.33	8-15-2030	185,000	143,803
Blackrock Incorporated	1.90	1-28-2031	35,000	29,061
Goldman Sachs Group Incorporated (U.S. SOFR +1.41%) ±	3.10	2-24-2033	115,000	98,759
Intercontinental Exchange Incorporated	3.00	6-15-2050	140,000	98,091
Morgan Stanley	3.13	7-27-2026	565,000	535,076
Morgan Stanley	3.70	10-23-2024	310,000	303,542
S&P Global Incorporated	1.25	8-15-2030	100,000	80,259
S&P Global Incorporated	2.30	8-15-2060	90,000	52,071
State Street Corporation	2.40	1-24-2030	130,000	112,586
				1,453,248
Consumer finance: 2.77%
Aviation Capital Group Corporation 144A	5.50	12-15-2024	305,000	301,080
Ford Motor Credit Company LLC	3.40	1-15-2026	155,000	139,093
Hyundai Capital America Corporation 144A	1.80	10-15-2025	295,000	270,615
Hyundai Capital America Corporation 144A	1.80	1-10-2028	85,000	72,088
				782,876
Insurance: 1.38%
American International Group Incorporated	4.75	4-1-2048	330,000	296,185
Brighthouse Financial Incorporated	4.70	6-22-2047	77,000	56,250
Unum Group	4.50	12-15-2049	50,000	36,629
				389,064
Health care: 4.02%
Biotechnology: 0.59%
AbbVie Incorporated	4.25	11-21-2049	145,000	127,959
Amgen Incorporated	4.20	2-22-2052	45,000	38,180
				166,139
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services: 3.02%
Anthem Incorporated	2.25%	5-15-2030	$20,000	$ 17,172
Centene Corporation	2.45	7-15-2028	210,000	182,700
CVS Health Corporation	4.25	4-1-2050	110,000	91,914
CVS Health Corporation	4.30	3-25-2028	27,000	26,515
HCA Incorporated 144A	3.63	3-15-2032	130,000	114,599
HCA Incorporated 144A	4.38	3-15-2042	130,000	109,265
UnitedHealth Group Incorporated	5.88	2-15-2053	190,000	213,559
UnitedHealth Group Incorporated	6.05	2-15-2063	85,000	96,776
				852,500
Pharmaceuticals: 0.41%
Bristol-Myers Squibb Company	2.55	11-13-2050	175,000	117,084
Industrials: 3.67%
Aerospace & defense: 0.94%
United Technologies Corporation	4.13	11-16-2028	270,000	266,116
Ground transportation: 1.06%
Penske Truck Leasing Company LP 144A	3.45	7-1-2024	240,000	233,627
Union Pacific Corporation	2.40	2-5-2030	75,000	65,965
				299,592
Passenger airlines: 0.69%
US Airways Group Incorporated	4.63	12-3-2026	206,094	194,701
Professional services: 0.98%
Equifax Incorporated	3.10	5-15-2030	175,000	152,149
Equifax Incorporated	2.35	9-15-2031	155,000	124,755
				276,904
Information technology: 6.02%
Communications equipment: 1.22%
Motorola Solutions Incorporated	4.60	2-23-2028	350,000	345,384
Electronic equipment, instruments & components: 0.48%
Jabil Incorporated	3.60	1-15-2030	150,000	135,439
Financial services: 1.22%
Fiserv Incorporated	2.65	6-1-2030	45,000	38,847
Fiserv Incorporated	3.50	7-1-2029	140,000	129,946
Western Union Company	4.25	6-9-2023	175,000	174,073
				342,866
Semiconductors & semiconductor equipment: 1.41%
Intel Corporation	2.80	8-12-2041	265,000	192,182
Marvell Technology Incorporated	4.88	6-22-2028	80,000	78,561
Microchip Technology Incorporated	2.67	9-1-2023	130,000	128,176
				398,919
Software: 1.22%
Oracle Corporation	2.88	3-25-2031	355,000	303,774
Oracle Corporation	3.60	4-1-2050	55,000	39,011
				342,785
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Technology hardware, storage & peripherals: 0.47%
Dell International LLC / EMC Corporation	6.20%	7-15-2030		$95,000	$ 99,072
NetApp Incorporated	2.70	6-22-2030		40,000	34,278
					133,350
Real estate: 2.00%
Diversified REITs: 0.41%
Sabra Health Care LP	3.20	12-1-2031		110,000	80,681
Vornado Realty LP	3.40	6-1-2031		50,000	34,588
					115,269
Real estate management & development: 0.80%
Simon Property Group LP	1.75	2-1-2028		60,000	51,611
Simon Property Group LP	3.25	9-13-2049		255,000	173,540
					225,151
Specialized REITs: 0.79%
Equinix Incorporated	2.15	7-15-2030		275,000	224,855
Utilities: 2.33%
Electric utilities: 2.33%
Duke Energy Florida LLC	1.75	6-15-2030		90,000	74,328
New York State Electric & Gas Corporation 144A	3.25	12-1-2026		145,000	138,284
Oglethorpe Power Corporation	3.75	8-1-2050		125,000	95,979
Pacificorp	3.50	6-15-2029		295,000	278,011
Union Electric Company	2.95	3-15-2030		80,000	72,027
					658,629
Total Corporate bonds and notes (Cost $16,264,564)					14,404,933
Foreign corporate bonds and notes : 25.30%
Communication services: 0.72%
Diversified telecommunication services: 0.37%
Chorus Limited Company	3.63	9-7-2029	EUR	100,000	105,736
Wireless telecommunication services: 0.35%
Tele2 AB	2.13	5-15-2028	EUR	100,000	99,048
Consumer staples: 0.58%
Household products: 0.58%
Essity AB	0.25	2-8-2031	EUR	200,000	163,226
Energy: 1.86%
Oil, gas & consumable fuels: 1.86%
BP Capital Markets plc (U.S. Treasury 3 Month Bill +4.17%) ʊ±	4.25	3-22-2027	GBP	100,000	110,238
National Grid Gas plc	1.13	1-14-2033	GBP	200,000	165,164
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	141,857
TotalEnergies SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.75%) ±	2.71	5-5-2023	EUR	100,000	108,034
					525,293
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  13

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Financials: 11.05%
Banks: 6.91%
Argenta Spaarbank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +1.10%) ±	1.38%	2-8-2029	EUR	200,000	$ 175,910
Bawag Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.30%) ±	2.38	3-26-2029	EUR	100,000	101,712
Belfius Bank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.30%) ±	1.25	4-6-2034	EUR	200,000	170,102
BPER Banca SR (3 Month EURIBOR +3.60%) ±	6.13	2-1-2028	EUR	150,000	162,888
Credit Agricole Assurances	2.00	7-17-2030	EUR	200,000	174,794
Credit Agricole SA	4.13	3-7-2030	EUR	100,000	111,346
De Volksbank NV	4.88	3-7-2030	EUR	100,000	110,185
European Union	2.75	12-4-2037	EUR	200,000	204,899
Intesa Sanpaolo SpA (3 Month EURIBOR +1.70%) ±	5.00	3-8-2028	EUR	150,000	162,613
Mizuho Financial Group (3 Month EURIBOR +0.68%) ±	0.47	9-6-2029	EUR	100,000	88,775
Natwest Group plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.49%) ±	2.88	9-19-2026	GBP	100,000	114,804
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +3.15%) ±	2.88	6-18-2032	EUR	100,000	83,910
Toronto Dominion Bank SR	3.63	12-13-2029	EUR	100,000	104,395
Unicredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.16%) ±	2.73	1-15-2032	EUR	200,000	184,781
					1,951,114
Capital markets: 1.79%
Acciona Energia Financial Company	1.38	1-26-2032	EUR	100,000	88,807
Cellnex Finance Company SA	2.00	2-15-2033	EUR	100,000	83,014
Investec plc (U.S. Treasury 3 Month Bill +5.91%) ±	9.13	3-6-2033	GBP	100,000	123,071
UBS Group AG (EURIBOR ICE Swap Rate 11:00am +0.80%) ±	1.00	3-21-2025	EUR	200,000	209,363
					504,255
Financial services: 0.67%
CCEP Finance Ireland Company	0.88	5-6-2033	EUR	100,000	81,064
Paccar Financial Europe SR	3.25	11-29-2025	EUR	100,000	107,886
					188,950
Insurance: 1.68%
Berkshire Hathaway Incorporated	2.38	6-19-2039	GBP	100,000	88,688
Mandatum Life Insurance Company Limited (3 Month EURIBOR +2.30%) ±	1.88	10-4-2049	EUR	200,000	198,339
Sampo Oyj (3 Month EURIBOR +3.05%) ±	3.38	5-23-2049	EUR	100,000	96,240
Swiss Re Finance (Luxembourg) SA (EURIBOR ICE Swap Rate 11:00am +1.85%) ±	2.53	4-30-2050	EUR	100,000	89,624
					472,891
Health care: 2.66%
Biotechnology: 0.47%
GlaxoSmithKline Capital Incorporated	1.63	5-12-2035	GBP	150,000	132,540
Health care equipment & supplies: 1.11%
Koninklijke Philips NV	2.13	11-5-2029	EUR	100,000	97,487
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Health care equipment & supplies (continued)
Molnlycke Holding AB	0.63%	1-15-2031	EUR	100,000	$ 82,974
Motability Operations Group plc	2.38	7-3-2039	GBP	150,000	132,761
					313,222
Pharmaceuticals: 1.08%
Astrazeneca plc	3.75	3-3-2032	EUR	100,000	110,455
Bayer AG (EURIBOR ICE Swap Rate 11:00am +2.65%) ±	2.38	11-12-2079	EUR	100,000	100,528
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.11%) ±	3.13	11-12-2079	EUR	100,000	93,704
					304,687
Industrials: 0.32%
Commercial services & supplies: 0.32%
Rentokil Initial plc	0.50	10-14-2028	EUR	100,000	89,865
Information technology: 1.45%
Communications equipment: 1.45%
Nokia Oyj	4.38	8-21-2031	EUR	100,000	107,295
Telefonaktiebolaget LM Ericsson	1.13	2-8-2027	EUR	100,000	94,723
Telefonica Deutschland Company	1.75	7-5-2025	EUR	200,000	206,684
					408,702
Materials: 1.37%
Chemicals: 1.08%
Arkema SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.57%) ʊ±	1.50	10-1-2025	EUR	100,000	94,080
Solvay SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.92%) ʊ±	4.25	12-4-2023	EUR	100,000	107,398
Syngenta Finance NV	3.38	4-16-2026	EUR	100,000	105,012
					306,490
Construction materials: 0.29%
Holcim Finance (Luxembourg) SA	0.50	4-23-2031	EUR	100,000	80,777
Real estate: 2.05%
Diversified REITs: 0.25%
Castellum Helsinki	0.88	9-17-2029	EUR	100,000	71,001
Industrial REITs: 0.29%
Tritax Big Box REIT plc	1.50	11-27-2033	GBP	100,000	82,641
Real estate management & development: 1.51%
Akelius Residential Property AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.48%) ±	2.25	5-17-2081	EUR	100,000	87,136
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.18%) ʊ±	1.50	3-11-2026	EUR	100,000	37,475
Heimstaden Bostad AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	3.63	10-14-2027	EUR	100,000	54,376
LEG Immobilien SE	0.75	6-30-2031	EUR	100,000	77,050
Prologis International Funding II SA	4.63	2-21-2035	EUR	100,000	100,978
Vonovia SE	0.75	9-1-2032	EUR	100,000	69,464
					426,479
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  15

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 3.24%
Electric utilities: 2.00%
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.86%) ʊ±	2.63%	12-1-2027	EUR	200,000	$ 171,893
Electricite de France SA	5.50	10-17-2041	GBP	100,000	113,103
Iberdrola International BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.32%) ʊ±	1.87	1-28-2026	EUR	200,000	194,786
Reseau de Transport d'Electricite	1.88	10-23-2037	EUR	100,000	85,936
					565,718
Gas utilities: 0.59%
APT Pipelines Limited	2.00	7-15-2030	EUR	180,000	165,229
Multi-utilities: 0.32%
Veolia Environnement SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.08%) ʊ±	2.00	11-15-2027	EUR	100,000	89,705
Water utilities: 0.33%
Thames Water Utilities Finance plc	0.88	1-31-2028	EUR	100,000	93,577
Total Foreign corporate bonds and notes (Cost $8,704,840)					7,141,146
Municipal obligations: 0.52%
New Jersey: 0.52%
Transportation revenue: 0.52%
New Jersey TTFA Transportation System Refunding Bond Series B	4.13	6-15-2042		$165,000	145,654
Total Municipal obligations (Cost $165,000)					145,654
U.S. Treasury securities: 1.55%
U.S. Treasury Bond	2.25	2-15-2052		165,000	123,041
U.S. Treasury Note	2.75	8-15-2032		165,000	155,280
U.S. Treasury Note	3.50	2-15-2033		160,000	160,250
Total U.S. Treasury securities (Cost $457,229)					438,571
Yankee corporate bonds and notes: 16.64%
Communication services: 1.43%
Media: 0.57%
WPP Finance Limited 2010	3.75	9-19-2024		165,000	161,047
Wireless telecommunication services: 0.86%
Telefonica Emisiones SAU	4.10	3-8-2027		250,000	241,877
Consumer discretionary: 0.52%
Broadline retail: 0.52%
Prosus NV 144A	3.83	2-8-2051		230,000	147,451
Consumer staples: 1.23%
Household products: 1.23%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024		355,000	345,761
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.32%
Oil, gas & consumable fuels: 0.32%
Equinor ASA	2.38%	5-22-2030	$30,000	$ 26,496
Saudi Arabian Oil Company 144A	4.38	4-16-2049	75,000	64,409
				90,905
Financials: 9.07%
Banks: 6.14%
Banco Santander SA	3.49	5-28-2030	200,000	174,631
Credit Suisse New York	3.63	9-9-2024	330,000	314,002
HSBC Holdings plc (U.S. SOFR +2.39%) ±	2.85	6-4-2031	200,000	168,006
HSBC Holdings plc	4.30	3-8-2026	230,000	222,456
National Australia Bank 144A	2.33	8-21-2030	260,000	203,006
Natwest Group plc	3.88	9-12-2023	290,000	286,604
Santander UK Group Holdings (U.S. SOFR +2.75%) ±	6.83	11-21-2026	200,000	202,576
Sumitomo Mitsui Financial Group	2.13	7-8-2030	200,000	162,970
				1,734,251
Capital markets: 0.57%
UBS Group AG (1 Year Treasury Constant Maturity +1.10%) 144A±	2.75	2-11-2033	200,000	160,256
Consumer finance: 1.05%
Avolon Holdings Limited 144A	4.38	5-1-2026	315,000	295,564
Financial services: 0.44%
AerCap Ireland Capital	3.30	1-30-2032	150,000	124,264
Insurance: 0.87%
Athene Holding Limited	3.50	1-15-2031	295,000	245,181
Information technology: 1.72%
IT services: 0.59%
Computershare US Incorporated	1.13	10-7-2031	200,000	165,884
Semiconductors & semiconductor equipment: 1.13%
NXP BV	3.40	5-1-2030	85,000	76,431
NXP BV	3.88	6-18-2026	250,000	241,432
				317,863
Materials: 1.24%
Chemicals: 0.65%
Westlake Chemical Corporation	1.63	7-17-2029	200,000	182,319
Construction materials: 0.59%
Aliaxis Finance SA	0.88	11-8-2028	200,000	166,815
Real estate: 0.85%
Diversified REITs: 0.85%
Scentre Group Trust 2 (5 Year Treasury Constant Maturity +4.69%) 144A±	5.13	9-24-2080	285,000	240,552
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  17

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.26%
Multi-utilities: 0.26%
Engie SA	1.00%	10-26-2036	$100,000	$ 74,516
Total Yankee corporate bonds and notes (Cost $5,429,335)				4,694,506

		Yield	Shares
Short-term investments: 2.35%
Investment companies: 2.35%
Allspring Government Money Market Fund Select Class ♠∞		4.69	664,333	664,333
Total Short-term investments (Cost $664,333)				664,333
Total investments in securities (Cost $32,258,988)	99.20%			27,995,887
Other assets and liabilities, net	0.80			224,710
Total net assets	100.00%			$28,220,597

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,133,268	$2,744,320	$(3,213,255)	$0	$0	$664,333	664,333	$10,649
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2023 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
6,586,476 USD	6,170,000 EUR	State Street Bank & Trust Company	4-26-2023	$0	$ (113,112)
110,435 EUR	120,000 USD	State Street Bank & Trust Company	4-26-2023	0	(86)
1,250,564 USD	1,025,000 GBP	State Street Bank & Trust Company	4-26-2023	0	(14,454)
				$0	$(127,652)
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  19

Statement of assets and liabilities—March 31, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $31,594,655)	$ 27,331,554
Investments in affiliated securities, at value (cost $664,333)	664,333
Foreign currency, at value (cost $5,727)	5,753
Receivable for interest	291,958
Prepaid expenses and other assets	91,637
Total assets	28,385,235
Liabilities
Unrealized losses on forward foreign currency contracts	127,652
Payable for Fund shares redeemed	20,883
Professional fees payable	11,276
Trustees’ fees and expenses payable	3,406
Administration fees payable	768
Management fee payable	252
Accrued expenses and other liabilities	401
Total liabilities	164,638
Total net assets	$28,220,597
Net assets consist of
Paid-in capital	$ 32,488,036
Total distributable loss	(4,267,439)
Total net assets	$28,220,597
Computation of net asset value and offering price per share
Net assets – Class A	$ 26,502
Shares outstanding – Class A1	3,083
Net asset value per share – Class A	$8.60
Maximum offering price per share – Class A2	$9.01
Net assets – Class C	$ 24,414
Shares outstanding – Class C1	2,845
Net asset value per share – Class C	$8.58
Net assets – Class R6	$ 28,146,502
Shares outstanding – Class R6[1]	3,275,378
Net asset value per share – Class R6	$8.59
Net assets – Institutional Class	$ 23,179
Shares outstanding – Institutional Class[1]	2,697
Net asset value per share – Institutional Class	$8.59
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Global Investment Grade Credit Fund

Statement of operations—six months ended March 31, 2023 (unaudited)

Investment income
Interest	$ 505,822
Income from affiliated securities	10,649
Total investment income	516,471
Expenses
Management fee	56,894
Administration fees
Class A	24
Class C	19
Class R6	4,256
Institutional Class	9
Shareholder servicing fees
Class A	36
Class C	30
Distribution fee
Class C	11
Custody and accounting fees	2,219
Professional fees	24,669
Registration fees	10,131
Shareholder report expenses	7,862
Trustees’ fees and expenses	10,973
Other fees and expenses	1,592
Total expenses	118,725
Less: Fee waivers and/or expense reimbursements
Fund-level	(54,563)
Net expenses	64,162
Net investment income	452,309
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(333,292)
Forward foreign currency contracts	(1,035,750)
Net realized losses on investments	(1,369,042)
Net change in unrealized gains (losses) on
Unaffiliated securities	2,757,445
Forward foreign currency contracts	(17,404)
Net change in unrealized gains (losses) on investments	2,740,041
Net realized and unrealized gains (losses) on investments	1,370,999
Net increase in net assets resulting from operations	$ 1,823,308
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  21

Statement of changes in net assets

	Six months ended March 31, 2023 (unaudited)		Year ended September 30, 2022
Operations
Net investment income		$ 452,309		$ 903,846
Net realized gains (losses) on investments		(1,369,042)		2,000,783
Net change in unrealized gains (losses) on investments		2,740,041		(9,666,270)
Net increase (decrease) in net assets resulting from operations		1,823,308		(6,761,641)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(429)		(185) [1]
Class C		(361)		(132) [1]
Class R6		(497,350)		(2,441,309)
Institutional Class		(390)		(1,586)
Total distributions to shareholders		(498,530)		(2,443,212)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	230	2,000	6,857 [1]	58,655 [1]
Class C	0	0	2,787 [1]	25,000 [1]
Class R6	44,485	363,875	186,222	1,837,385
		365,875		1,921,040
Reinvestment of distributions
Class A	50	429	22 [1]	185 [1]
Class C	42	361	16 [1]	132 [1]
Class R6	58,741	497,350	244,985	2,426,080
Institutional Class	46	390	151	1,484
		498,530		2,427,881
Payment for shares redeemed
Class A	(4,076)	(33,299)	0 [1]	0 [1]
Class R6	(280,733)	(2,376,486)	(1,227,364)	(12,042,103)
		(2,409,785)		(12,042,103)
Net decrease in net assets resulting from capital share transactions		(1,545,380)		(7,693,182)
Total decrease in net assets		(220,602)		(16,898,035)
Net assets
Beginning of period		28,441,199		45,339,234
End of period		$28,220,597		$ 28,441,199
[1]	For the period from June 1, 2022 (commencement of class operations) to September 30, 2022
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Global Investment Grade Credit Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2023 (unaudited)	2022 [1]
Net asset value, beginning of period	$8.21	$8.97
Net investment income	0.11	0.07 [2]
Net realized and unrealized gains (losses) on investments	0.41	(0.76)
Total from investment operations	0.52	(0.69)
Distributions to shareholders from
Net investment income	(0.13)	(0.07)
Net asset value, end of period	$8.60	$8.21
Total return[3]	6.37%	(7.76)%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.18%
Net expenses	0.83%	0.83%
Net investment income	2.80%	2.45%
Supplemental data
Portfolio turnover rate	8%	21%
Net assets, end of period (000s omitted)	$27	$56

[1]	For the period from June 1, 2022 (commencement of class operations) to September 30, 2022
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2023 (unaudited)	2022 [1]
Net asset value, beginning of period	$8.21	$8.97
Net investment income	0.10	0.05 [2]
Net realized and unrealized gains (losses) on investments	0.40	(0.76)
Total from investment operations	0.50	(0.71)
Distributions to shareholders from
Net investment income	(0.13)	(0.05)
Net asset value, end of period	$8.58	$8.21
Total return[3]	6.10%	(7.96)%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.80%
Net expenses	1.25%	1.51%
Net investment income	2.39%	1.75%
Supplemental data
Portfolio turnover rate	8%	21%
Net assets, end of period (000s omitted)	$24	$23

[1]	For the period from June 1, 2022 (commencement of class operations) to September 30, 2022
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Global Investment Grade Credit Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$8.21	$10.66	$10.91	$10.75	$10.00
Net investment income	0.13	0.24 [2]	0.24 [2]	0.24 [2]	0.13
Net realized and unrealized gains (losses) on investments	0.40	(2.06)	0.07	0.39	0.73
Total from investment operations	0.53	(1.82)	0.31	0.63	0.86
Distributions to shareholders from
Net investment income	(0.15)	(0.23)	(0.31)	(0.34)	(0.11)
Net realized gains	0.00	(0.40)	(0.25)	(0.13)	0.00
Total distributions to shareholders	(0.15)	(0.63)	(0.56)	(0.47)	(0.11)
Net asset value, end of period	$8.59	$8.21	$10.66	$10.91	$10.75
Total return[3]	6.47%	(17.97)%	2.86%	6.10%	8.64%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.76%	0.68%	0.77%	0.86%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.18%	2.48%	2.22%	2.29%	2.34%
Supplemental data
Portfolio turnover rate	8%	21%	28%	79%	36%
Net assets, end of period (000s omitted)	$28,147	$28,340	$45,313	$76,847	$96,835

[1]	For the period from February 28, 2019 (commencement of class operations) to September 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Global Investment Grade Credit Fund  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$8.21	$10.66	$10.91	$10.75	$10.00
Net investment income	0.13	0.23 [2]	0.23	0.24	0.14
Net realized and unrealized gains (losses) on investments	0.40	(2.05)	0.07	0.38	0.72
Total from investment operations	0.53	(1.82)	0.30	0.62	0.86
Distributions to shareholders from
Net investment income	(0.15)	(0.23)	(0.30)	(0.33)	(0.11)
Net realized gains	0.00	(0.40)	(0.25)	(0.13)	0.00
Total distributions to shareholders	(0.15)	(0.63)	(0.55)	(0.46)	(0.11)
Net asset value, end of period	$8.59	$8.21	$10.66	$10.91	$10.75
Total return[3]	6.44%	(18.01)%	2.81%	6.04%	8.64%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.81%	0.73%	0.83%	0.97%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.14%	2.47%	2.18%	2.24%	2.34%
Supplemental data
Portfolio turnover rate	8%	21%	28%	79%	36%
Net assets, end of period (000s omitted)	$23	$22	$27	$27	$27

[1]	For the period from February 28, 2019 (commencement of class operations) to September 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Global Investment Grade Credit Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Global Investment Grade Credit Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between

Allspring Global Investment Grade Credit Fund  |  27

Notes to financial statements (unaudited)
currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2023, the aggregate cost of all investments for federal income tax purposes was $30,695,582 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 1,672,394
Gross unrealized losses	(4,499,741)
Net unrealized losses	$(2,827,347)
As of September 30, 2022, the Fund had current year deferred post-October capital losses consisting of $119,280 in short-term capital losses and $64,770 in long-term capital gains which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, administration fees, shareholder servicing fees, and distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

28  |  Allspring Global Investment Grade Credit Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$ 0	$ 506,744	$0	$ 506,744
Corporate bonds and notes	0	14,404,933	0	14,404,933
Foreign corporate bonds and notes	0	7,141,146	0	7,141,146
Municipal obligations	0	145,654	0	145,654
U.S. Treasury securities	438,571	0	0	438,571
Yankee corporate bonds and notes	0	4,694,506	0	4,694,506
Short-term investments
Investment companies	664,333	0	0	664,333
Total assets	$1,102,904	$26,892,983	$0	$27,995,887
Liabilities
Forward foreign currency contracts	$ 0	$ 127,652	$0	$ 127,652
Total liabilities	$ 0	$ 127,652	$0	$ 127,652
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Allspring Global Investment Grade Credit Fund  |  29

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended March 31, 2023, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC,are subadvisers to the Fund and are each entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
  Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.83%
Class C	1.58
Class R6	0.45
Institutional Class	0.50

30  |  Allspring Global Investment Grade Credit Fund

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$160,481	$2,017,932	$2,350,969	$1,224,856
6. DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2023, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $155,720 in forward foreign currency contracts to buy and $8,661,605 in forward foreign currency contracts to sell during the six months ended March 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amount of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
State Steet Bank & Trust Company	$127,652	$0	$0	$127,652
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2023, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION  RISK
A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of March 31, 2023, Allspring Funds Management or one of its affiliates owned 93% of Class A, 100% of Class C, and 100% of the Institutional Class of the Fund.

Allspring Global Investment Grade Credit Fund  |  31

Notes to financial statements (unaudited)
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

32  |  Allspring Global Investment Grade Credit Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Global Investment Grade Credit Fund  |  33

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

34  |  Allspring Global Investment Grade Credit Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Global Investment Grade Credit Fund  |  35

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

36  |  Allspring Global Investment Grade Credit Fund

Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04042023-yor2hoon 05-23
SAR4337 03-23

Semi-Annual Report
March 31, 2023
Allspring
C&B Mid Cap Value Fund

The views expressed and any forward-looking statements are as of March 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring C&B Mid Cap Value Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring C&B Mid Cap Value Fund for the six-month period that ended March 31, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that can now generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 15.62%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 22.13%, while the MSCI EM Index (Net) (USD)3 returned 14.04%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 4.89%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned 10.07%, the Bloomberg Municipal Bond Index6 gained 7.00%, and the ICE BofA U.S. High Yield Index7 returned 7.89%.
Despite high inflation and central bank rate hikes, markets rally.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring C&B Mid Cap Value Fund

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The sudden banking industry uncertainty led some clients of regional banks to transfer deposits to a handful of U.S. banking giants while bank shareholders sold stock. The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. The U.S. labor market remained resilient. The euro-area composite Purchasing Managers’ Index2 rose to 53.70, indicating expansion, for March. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
“ The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China.”

[1]	The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
[2]	The Purchasing Managers' Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.

Allspring C&B Mid Cap Value Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring C&B Mid Cap Value Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks maximum long-term return (current income and capital appreciation), consistent with minimizing risk to principal.
Manager	Allspring Funds Management, LLC
Subadviser	Cooke & Bieler, L.P.
Portfolio managers	Andrew B. Armstrong, CFA, Wesley Lim, CFA, Steve Lyons, CFA, Michael M. Meyer, CFA, Edward W. O'Connor, CFA, R. James O'Neil, CFA, Mehul Trivedi, CFA, William Weber, CFA

Average annual total returns (%) as of March 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (CBMAX)	7-26-2004	-12.58	4.38	7.80	-7.24	5.63	8.44	1.25	1.25
Class C (CBMCX)	7-26-2004	-8.96	4.88	7.81	-7.96	4.88	7.81	2.00	2.00
Class R6 (CBMYX)[3]	7-31-2018	–	–	–	-6.83	6.10	8.85	0.82	0.80
Administrator Class (CBMIX)	7-26-2004	–	–	–	-7.16	5.73	8.53	1.17	1.15
Institutional Class (CBMSX)	7-26-2004	–	–	–	-6.93	6.00	8.80	0.92	0.90
Russell Midcap® Value Index[4]	–	–	–	–	-9.22	6.54	8.80	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.25% for Class A, 2.00% for Class C, 0.80% for Class R6, 1.15% for Administrator Class, and 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring C&B Mid Cap Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2023[1]
AerCap Holdings NV	3.65
Omnicom Group Incorporated	3.32
State Street Corporation	3.12
Open Text Corporation	3.06
Arrow Electronics Incorporated	3.02
TE Connectivity Limited	2.81
Gentex Corporation	2.75
Gildan Activewear Incorporated	2.75
Globe Life Incorporated	2.49
Integra LifeSciences Holdings Corporation	2.48
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring C&B Mid Cap Value Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2022 to March 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2022	Ending account value 3-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,174.39	$ 6.78	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$ 6.29	1.25%
Class C
Actual	$1,000.00	$1,170.05	$10.82	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Class R6
Actual	$1,000.00	$1,176.82	$ 4.34	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$ 4.03	0.80%
Administrator Class
Actual	$1,000.00	$1,174.85	$ 6.24	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$ 5.79	1.15%
Institutional Class
Actual	$1,000.00	$1,176.29	$ 4.88	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$ 4.53	0.90%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring C&B Mid Cap Value Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 98.53%
Communication services: 5.02%
Entertainment: 1.70%
Activision Blizzard Incorporated	64,650	$ 5,533,394
Media: 3.32%
Omnicom Group Incorporated	114,250	10,778,345
Consumer discretionary: 16.99%
Automobile components: 2.75%
Gentex Corporation	319,068	8,943,476
Distributors: 1.01%
LKQ Corporation	57,690	3,274,484
Household durables: 3.71%
Helen of Troy Limited †	79,009	7,519,287
Whirlpool Corporation	34,350	4,534,887
		12,054,174
Leisure products: 2.09%
Hasbro Incorporated	126,270	6,779,436
Specialty retail: 3.65%
American Eagle Outfitters Incorporated	394,530	5,302,483
CarMax Incorporated †	102,150	6,566,202
		11,868,685
Textiles, apparel & luxury goods: 3.78%
Gildan Activewear Incorporated	269,160	8,933,420
HanesBrands Incorporated	632,158	3,325,151
		12,258,571
Consumer staples: 1.24%
Food products: 1.24%
Ingredion Incorporated	39,520	4,020,370
Energy: 2.14%
Oil, gas & consumable fuels: 2.14%
The Williams Companies Incorporated	233,200	6,963,352
Financials: 25.21%
Banks: 2.64%
Glacier Bancorp Incorporated	78,620	3,302,826
M&T Bank Corporation	43,960	5,256,297
		8,559,123
Capital markets: 7.11%
Brookfield Asset Management Incorporated Class A	222,180	7,269,730
Cboe Global Markets Incorporated	42,400	5,691,776
State Street Corporation	133,850	10,131,107
		23,092,613
The accompanying notes are an integral part of these financial statements.

Allspring C&B Mid Cap Value Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Consumer finance: 2.58%
Discover Financial Services	48,590	$ 4,802,636
FirstCash Holdings Incorporated	37,415	3,568,269
		8,370,905
Financial services: 2.32%
Essent Group Limited	188,070	7,532,204
Insurance: 10.56%
Arch Capital Group Limited †	77,825	5,281,983
Fidelity National Financial Incorporated	215,677	7,533,598
Globe Life Incorporated	73,600	8,097,472
Markel Corporation †	3,800	4,854,158
RenaissanceRe Holdings Limited	16,151	3,235,691
The Allstate Corporation	47,900	5,307,799
		34,310,701
Health care: 12.85%
Health care equipment & supplies: 9.12%
Baxter International Incorporated	173,450	7,035,130
Dentsply Sirona Incorporated	203,150	7,979,732
Integra LifeSciences Holdings Corporation †	140,263	8,052,499
Teleflex Incorporated	25,930	6,568,328
		29,635,689
Health care providers & services: 1.71%
Laboratory Corporation of America Holdings	24,240	5,561,141
Pharmaceuticals: 2.02%
Perrigo Company plc	182,740	6,554,884
Industrials: 20.92%
Aerospace & defense: 4.35%
BWX Technologies Incorporated	118,430	7,465,827
Woodward Incorporated	68,287	6,649,105
		14,114,932
Building products: 1.52%
Armstrong World Industries Incorporated	69,440	4,946,906
Commercial services & supplies: 1.93%
Ritchie Bros. Auctioneers Incorporated	111,418	6,271,719
Electrical equipment: 3.88%
Acuity Brands Incorporated	31,620	5,777,923
AMETEK Incorporated	46,860	6,810,164
		12,588,087
Machinery: 5.59%
ESAB Corporation	125,980	7,441,639
Gates Industrial Corporation plc †	352,050	4,889,975
Stanley Black & Decker Incorporated	72,440	5,837,215
		18,168,829
Trading companies & distributors: 3.65%
AerCap Holdings NV †	210,600	11,842,038
The accompanying notes are an integral part of these financial statements.

10  |  Allspring C&B Mid Cap Value Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Information technology: 11.00%
Electronic equipment, instruments & components: 5.84%
Arrow Electronics Incorporated	78,666	$ 9,823,023
TE Connectivity Limited	69,575	9,124,761
		18,947,784
Semiconductors & semiconductor equipment: 2.10%
MKS Instruments Incorporated	76,983	6,822,233
Software: 3.06%
Open Text Corporation	257,930	9,943,202
Real estate: 1.64%
Real estate management & development: 1.64%
CBRE Group Incorporated Class A †	73,340	5,339,885
Utilities: 1.52%
Gas utilities: 1.52%
Atmos Energy Corporation	44,000	4,943,840
Total Common stocks (Cost $274,103,210)		320,021,002

		Yield
Short-term investments: 1.38%
Investment companies: 1.38%
Allspring Government Money Market Fund Select Class ♠∞		4.69%	4,484,001	4,484,001
Total Short-term investments (Cost $4,484,001)				4,484,001
Total investments in securities (Cost $278,587,211)	99.91%			324,505,003
Other assets and liabilities, net	0.09			300,639
Total net assets	100.00%			$324,805,642

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Mid Cap Value Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,211,111	$75,674,631	$(78,401,741)	$0	$0	$ 4,484,001	4,484,001	$ 161,154
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	5,778,950	1,979,250	(7,758,200)	0	0	0	0	5,060 #
				$0	$0	$4,484,001		$166,214

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring C&B Mid Cap Value Fund

Statement of assets and liabilities—March 31, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $274,103,210)	$ 320,021,002
Investments in affiliated securities, at value (cost $4,484,001)	4,484,001
Cash	67,337
Receivable for investments sold	866,382
Receivable for dividends	420,620
Receivable for Fund shares sold	209,812
Prepaid expenses and other assets	79,483
Total assets	326,148,637
Liabilities
Payable for Fund shares redeemed	1,058,934
Management fee payable	209,401
Administration fees payable	45,136
Trustees’ fees and expenses payable	1,133
Distribution fee payable	995
Accrued expenses and other liabilities	27,396
Total liabilities	1,342,995
Total net assets	$324,805,642
Net assets consist of
Paid-in capital	$ 281,063,883
Total distributable earnings	43,741,759
Total net assets	$324,805,642
Computation of net asset value and offering price per share
Net assets – Class A	$ 100,608,532
Shares outstanding – Class A1	2,685,973
Net asset value per share – Class A	$37.46
Maximum offering price per share – Class A2	$39.75
Net assets – Class C	$ 1,492,585
Shares outstanding – Class C1	44,086
Net asset value per share – Class C	$33.86
Net assets – Class R6	$ 18,636,692
Shares outstanding – Class R6[1]	492,042
Net asset value per share – Class R6	$37.88
Net assets – Administrator Class	$ 13,634,343
Shares outstanding – Administrator Class[1]	358,438
Net asset value per share – Administrator Class	$38.04
Net assets – Institutional Class	$ 190,433,490
Shares outstanding – Institutional Class[1]	5,027,708
Net asset value per share – Institutional Class	$37.88
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Mid Cap Value Fund  |  13

Statement of operations—six months ended March 31, 2023 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $48,568)	$ 3,201,646
Income from affiliated securities	161,663
Total investment income	3,363,309
Expenses
Management fee	1,418,726
Administration fees
Class A	109,380
Class C	1,751
Class R6	2,779
Administrator Class	8,607
Institutional Class	156,466
Shareholder servicing fees
Class A	130,213
Class C	2,079
Administrator Class	16,549
Distribution fee
Class C	6,236
Custody and accounting fees	16,436
Professional fees	27,857
Registration fees	42,604
Shareholder report expenses	38,791
Trustees’ fees and expenses	11,087
Other fees and expenses	6,154
Total expenses	1,995,715
Less: Fee waivers and/or expense reimbursements
Fund-level	(60,354)
Class A	(5,223)
Class R6	(2,779)
Administrator Class	(1,992)
Institutional Class	(24,138)
Net expenses	1,901,229
Net investment income	1,462,080
Realized and unrealized gains (losses) on investments
Net realized gains on investments	14,688,340
Net change in unrealized gains (losses) on investments	47,932,686
Net realized and unrealized gains (losses) on investments	62,621,026
Net increase in net assets resulting from operations	$64,083,106
The accompanying notes are an integral part of these financial statements.

14  |  Allspring C&B Mid Cap Value Fund

Statement of changes in net assets

	Six months ended March 31, 2023 (unaudited)		Year ended September 30, 2022
Operations
Net investment income		$ 1,462,080		$ 3,606,345
Net realized gains on investments		14,688,340		32,049,456
Net change in unrealized gains (losses) on investments		47,932,686		(148,146,298)
Net increase (decrease) in net assets resulting from operations		64,083,106		(112,490,497)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(10,397,117)		(12,663,809)
Class C		(178,702)		(414,701)
Class R6		(1,863,610)		(2,090,622)
Administrator Class		(1,228,694)		(2,175,381)
Institutional Class		(23,651,466)		(48,137,552)
Total distributions to shareholders		(37,319,589)		(65,482,065)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	52,115	1,987,620	102,705	4,585,571
Class C	182	5,900	2,317	102,968
Class R6	34,436	1,320,851	71,915	3,210,874
Administrator Class	61,232	2,412,935	87,164	3,823,768
Institutional Class	669,343	25,559,387	3,568,693	162,182,510
		31,286,693		173,905,691
Reinvestment of distributions
Class A	277,684	10,064,909	268,854	12,251,625
Class C	5,478	178,702	9,955	414,701
Class R6	42,681	1,567,994	35,855	1,655,325
Administrator Class	33,172	1,221,127	46,880	2,165,321
Institutional Class	562,292	20,634,386	1,041,926	48,045,059
		33,667,118		64,532,031
Payment for shares redeemed
Class A	(361,605)	(13,653,018)	(515,897)	(22,656,685)
Class C	(16,072)	(555,664)	(52,619)	(2,205,246)
Class R6	(61,408)	(2,415,366)	(77,649)	(3,416,512)
Administrator Class	(99,332)	(3,814,976)	(293,190)	(13,583,368)
Institutional Class	(4,430,745)	(168,649,876)	(6,893,246)	(300,962,171)
		(189,088,900)		(342,823,982)
Net decrease in net assets resulting from capital share transactions		(124,135,089)		(104,386,260)
Total decrease in net assets		(97,371,572)		(282,358,822)
Net assets
Beginning of period		422,177,214		704,536,036
End of period		$ 324,805,642		$ 422,177,214
The accompanying notes are an integral part of these financial statements.

Allspring C&B Mid Cap Value Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$35.36	$48.43	$34.40	$39.67	$37.88	$35.07
Net investment income	0.09	0.14	0.03	0.10 [1]	0.16	0.06
Net realized and unrealized gains (losses) on investments	5.92	(8.72)	14.08	(4.21)	1.69	2.75
Total from investment operations	6.01	(8.58)	14.11	(4.11)	1.85	2.81
Distributions to shareholders from
Net investment income	(0.29)	(0.04)	(0.08)	(0.15)	(0.06)	(0.00) [2]
Net realized gains	(3.62)	(4.45)	0.00	(1.01)	0.00	0.00
Total distributions to shareholders	(3.91)	(4.49)	(0.08)	(1.16)	(0.06)	(0.00) [2]
Net asset value, end of period	$37.46	$35.36	$48.43	$34.40	$39.67	$37.88
Total return[3]	17.44%	(19.80)%	41.04%	(10.81)%	4.91%	8.02%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.25%	1.25%	1.27%	1.29%	1.29%
Net expenses	1.25%	1.24%	1.24%	1.25%	1.25%	1.25%
Net investment income	0.55%	0.31%	0.05%	0.29%	0.43%	0.16%
Supplemental data
Portfolio turnover rate	15%	40%	47%	45%	42%	39%
Net assets, end of period (000s omitted)	$100,609	$96,106	$138,604	$104,922	$106,975	$111,354

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring C&B Mid Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$32.15	$44.70	$31.94	$36.98	$35.51	$33.12
Net investment loss	(0.04) [1]	(0.18) [1]	(0.30) [1]	(0.16) [1]	(0.12) [1]	(0.20) [1]
Net realized and unrealized gains (losses) on investments	5.37	(7.92)	13.06	(3.87)	1.59	2.59
Total from investment operations	5.33	(8.10)	12.76	(4.03)	1.47	2.39
Distributions to shareholders from
Net realized gains	(3.62)	(4.45)	0.00	(1.01)	0.00	0.00
Net asset value, end of period	$33.86	$32.15	$44.70	$31.94	$36.98	$35.51
Total return[2]	17.01%	(20.42)%	39.98%	(11.32)%	4.14%	7.22%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.00%	1.99%	2.01%	2.04%	2.04%
Net expenses	2.00%	1.99%	1.99%	2.00%	2.00%	2.00%
Net investment loss	(0.21)%	(0.45)%	(0.72)%	(0.47)%	(0.36)%	(0.59)%
Supplemental data
Portfolio turnover rate	15%	40%	47%	45%	42%	39%
Net assets, end of period (000s omitted)	$1,493	$1,752	$4,240	$3,217	$4,592	$8,371

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Mid Cap Value Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018 [1]
Net asset value, beginning of period	$35.81	$48.97	$34.77	$40.06	$38.27	$37.39
Net investment income	0.19	0.33	0.24	0.27	0.35 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	5.97	(8.80)	14.20	(4.25)	1.67	0.80
Total from investment operations	6.16	(8.47)	14.44	(3.98)	2.02	0.88
Distributions to shareholders from
Net investment income	(0.47)	(0.24)	(0.24)	(0.30)	(0.23)	0.00
Net realized gains	(3.62)	(4.45)	0.00	(1.01)	0.00	0.00
Total distributions to shareholders	(4.09)	(4.69)	(0.24)	(1.31)	(0.23)	0.00
Net asset value, end of period	$37.88	$35.81	$48.97	$34.77	$40.06	$38.27
Total return[3]	17.68%	(19.43)%	41.66%	(10.42)%	5.39%	2.35%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.82%	0.82%	0.84%	0.86%	0.86%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.01%	0.75%	0.49%	0.73%	0.95%	1.24%
Supplemental data
Portfolio turnover rate	15%	40%	47%	45%	42%	39%
Net assets, end of period (000s omitted)	$18,637	$17,055	$21,853	$12,156	$15,112	$26

[1]	For the period from July 31, 2018 (commencement of class operations) to September 30, 2018
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring C&B Mid Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$35.86	$49.03	$34.80	$40.14	$38.35	$35.52
Net investment income	0.12 [1]	0.17 [1]	0.07 [1]	0.14 [1]	0.20 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	5.99	(8.83)	14.25	(4.27)	1.70	2.78
Total from investment operations	6.11	(8.66)	14.32	(4.13)	1.90	2.88
Distributions to shareholders from
Net investment income	(0.31)	(0.06)	(0.09)	(0.20)	(0.11)	(0.05)
Net realized gains	(3.62)	(4.45)	0.00	(1.01)	0.00	0.00
Total distributions to shareholders	(3.93)	(4.51)	(0.09)	(1.21)	(0.11)	(0.05)
Net asset value, end of period	$38.04	$35.86	$49.03	$34.80	$40.14	$38.35
Total return[2]	17.48%	(19.72)%	41.19%	(10.74)%	5.03%	8.13%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.17%	1.17%	1.19%	1.21%	1.21%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.64%	0.38%	0.14%	0.38%	0.53%	0.26%
Supplemental data
Portfolio turnover rate	15%	40%	47%	45%	42%	39%
Net assets, end of period (000s omitted)	$13,634	$13,030	$25,617	$23,691	$24,036	$20,960

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Mid Cap Value Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$35.77	$48.93	$34.74	$40.04	$38.26	$35.41
Net investment income	0.16 [1]	0.29 [1]	0.19	0.23 [1]	0.28	0.19
Net realized and unrealized gains (losses) on investments	5.98	(8.80)	14.20	(4.25)	1.70	2.78
Total from investment operations	6.14	(8.51)	14.39	(4.02)	1.98	2.97
Distributions to shareholders from
Net investment income	(0.41)	(0.20)	(0.20)	(0.27)	(0.20)	(0.12)
Net realized gains	(3.62)	(4.45)	0.00	(1.01)	0.00	0.00
Total distributions to shareholders	(4.03)	(4.65)	(0.20)	(1.28)	(0.20)	(0.12)
Net asset value, end of period	$37.88	$35.77	$48.93	$34.74	$40.04	$38.26
Total return[2]	17.63%	(19.52)%	41.55%	(10.52)%	5.29%	8.41%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.92%	0.92%	0.94%	0.96%	0.96%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.86%	0.65%	0.39%	0.64%	0.79%	0.56%
Supplemental data
Portfolio turnover rate	15%	40%	47%	45%	42%	39%
Net assets, end of period (000s omitted)	$190,433	$294,234	$514,222	$315,449	$246,702	$200,335

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring C&B Mid Cap Value Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring C&B Mid Cap Value Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the

Allspring C&B Mid Cap Value Fund  |  21

Notes to financial statements (unaudited)
collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2023, the aggregate cost of all investments for federal income tax purposes was $278,679,062 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 72,319,161
Gross unrealized losses	(26,493,220)
Net unrealized gains	$ 45,825,941
As of September 30, 2022, the Fund had current year deferred post-October capital losses consisting of $704,580 in short-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Allspring C&B Mid Cap Value Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 16,311,739	$0	$0	$ 16,311,739
Consumer discretionary	55,178,826	0	0	55,178,826
Consumer staples	4,020,370	0	0	4,020,370
Energy	6,963,352	0	0	6,963,352
Financials	81,865,546	0	0	81,865,546
Health care	41,751,714	0	0	41,751,714
Industrials	67,932,511	0	0	67,932,511
Information technology	35,713,219	0	0	35,713,219
Real estate	5,339,885	0	0	5,339,885
Utilities	4,943,840	0	0	4,943,840
Short-term investments
Investment companies	4,484,001	0	0	4,484,001
Total assets	$324,505,003	$0	$0	$324,505,003
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2023, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Cooke & Bieler, L.P., which is not an affiliate of Allspring

Allspring C&B Mid Cap Value Fund  |  23

Notes to financial statements (unaudited)
Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.25%
Class C	2.00
Class R6	0.80
Administrator Class	1.15
Institutional Class	0.90
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2023, Allspring Funds Distributor received $151 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.

24  |  Allspring C&B Mid Cap Value Fund

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2023 were $55,831,310 and $211,423,022, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2023, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring C&B Mid Cap Value Fund  |  25

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Allspring C&B Mid Cap Value Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring C&B Mid Cap Value Fund  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Allspring C&B Mid Cap Value Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring C&B Mid Cap Value Fund  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04042023-8fbahxod 05-23
SAR1857 03-23

Semi-Annual Report
March 31, 2023
Allspring Common Stock Fund

The views expressed and any forward-looking statements are as of March 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Common Stock Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Common Stock Fund for the six-month period that ended March 31, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that can now generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 15.62%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 22.13%, while the MSCI EM Index (Net) (USD)3 returned 14.04%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 4.89%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned 10.07%, the Bloomberg Municipal Bond Index6 gained 7.00%, and the ICE BofA U.S. High Yield Index7 returned 7.89%.
Despite high inflation and central bank rate hikes, markets rally.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Common Stock Fund

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The sudden banking industry uncertainty led some clients of regional banks to transfer deposits to a handful of U.S. banking giants while bank shareholders sold stock. The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. The U.S. labor market remained resilient. The euro-area composite Purchasing Managers’ Index2 rose to 53.70, indicating expansion, for March. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
“ The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China.”

[1]	The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
[2]	The Purchasing Managers' Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.

Allspring Common Stock Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Common Stock Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher G. Miller, CFA, Garth B. Newport, CFA

Average annual total returns (%) as of March 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SCSAX)	11-30-2000	-10.24	5.93	8.07	-4.75	7.19	8.72	1.26	1.26
Class C (STSAX)	11-30-2000	-6.37	6.50	8.11	-5.37	6.50	8.11	2.01	2.01
Class R6 (SCSRX)[3]	6-28-2013	–	–	–	-4.35	7.64	9.18	0.83	0.83
Administrator Class (SCSDX)	7-30-2010	–	–	–	-4.53	7.73	9.07	1.18	1.10
Institutional Class (SCNSX)	7-30-2010	–	–	–	-4.38	7.61	9.15	0.93	0.85
Russell 2500™ Index[4]	–	–	–	–	-10.39	6.65	9.07	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.26% for Class A, 2.01% for Class C, 0.83% for Class R6, 1.10% for Administrator Class, and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Common Stock Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2023[1]
Atkore Incorporated	2.90
MTU Aero Engines AG	2.38
Carlisle Companies Incorporated	2.35
Masonite International Corporation	2.20
Bio-Rad Laboratories Incorporated Class A	1.98
Sun Communities Incorporated	1.95
Burlington Stores Incorporated	1.90
Teledyne Technologies Incorporated	1.89
Marvell Technology Incorporated	1.80
Pagerduty Incorporated	1.80
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Common Stock Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2022 to March 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2022	Ending account value 3-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,175.01	$ 6.83	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$ 6.34	1.26%
Class C
Actual	$1,000.00	$1,171.12	$10.50	1.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.26	$ 9.75	1.94%
Class R6
Actual	$1,000.00	$1,177.71	$ 4.51	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$ 4.18	0.83%
Administrator Class
Actual	$1,000.00	$1,175.52	$ 5.97	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$ 5.54	1.10%
Institutional Class
Actual	$1,000.00	$1,177.45	$ 4.61	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$ 4.28	0.85%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Common Stock Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 97.69%
Communication services: 0.87%
Interactive media & services: 0.87%
Bumble Incorporated Class A †	381,225	$ 7,452,949
Consumer discretionary: 11.82%
Automobile components: 1.03%
Dana Incorporated	585,515	8,812,001
Diversified consumer services: 1.04%
Service Corporation International	130,278	8,960,521
Hotels, restaurants & leisure: 1.35%
Planet Fitness Incorporated Class A †	149,593	11,618,888
Household durables: 0.97%
Mohawk Industries Incorporated †	82,819	8,300,120
Specialty retail: 6.05%
Burlington Stores Incorporated †	80,828	16,335,339
Leslie's Incorporated †	966,583	10,642,079
National Vision Holdings Incorporated †	336,168	6,333,405
Revolve Group Incorporated †	487,705	12,826,642
Tractor Supply Company	24,579	5,777,048
		51,914,513
Textiles, apparel & luxury goods: 1.38%
Deckers Outdoor Corporation †	26,330	11,836,652
Consumer staples: 2.72%
Food products: 1.44%
Nomad Foods Limited †	656,950	12,311,243
Household products: 1.13%
Church & Dwight Company Incorporated	110,091	9,733,145
Personal care products: 0.15%
The Honest Company Incorporated †	707,441	1,273,394
Financials: 10.69%
Banks: 1.79%
Pinnacle Financial Partners Incorporated	109,739	6,053,203
Webster Financial Corporation	235,947	9,301,031
		15,354,234
Capital markets: 2.34%
Cboe Global Markets Incorporated	99,149	13,309,762
Raymond James Financial Incorporated	73,254	6,832,401
		20,142,163
Financial services: 1.12%
Essent Group Limited	239,617	9,596,661
Insurance: 5.44%
Arch Capital Group Limited †	196,737	13,352,540
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Insurance (continued)
Axis Capital Holdings Limited	205,970	$ 11,229,484
First American Financial Corporation	167,512	9,323,718
Reinsurance Group of America Incorporated	96,274	12,781,336
		46,687,078
Health care: 11.90%
Biotechnology: 0.20%
Sage Therapeutics Incorporated †	40,978	1,719,437
Health care equipment & supplies: 4.62%
Haemonetics Corporation †	166,521	13,779,613
Integer Holdings Corporation †	168,019	13,021,473
LivaNova plc †	218,159	9,507,369
ViewRay Incorporated †	975,691	3,375,891
		39,684,346
Health care providers & services: 2.60%
HealthEquity Incorporated †	243,151	14,275,395
Humana Incorporated	16,609	8,063,005
		22,338,400
Health care technology: 0.49%
Schrodinger Incorporated †	160,553	4,227,360
Life sciences tools & services: 3.99%
Azenta Incorporated †	238,041	10,621,389
Bio-Rad Laboratories Incorporated Class A †	35,446	16,979,343
Codexis Incorporated †	338,972	1,403,344
Sotera Health Company †	290,463	5,202,192
		34,206,268
Industrials: 25.71%
Aerospace & defense: 2.37%
MTU Aero Engines AG	81,502	20,395,038
Building products: 8.01%
Armstrong World Industries Incorporated	132,351	9,428,685
Carlisle Companies Incorporated	89,089	20,140,350
Masonite International Corporation †	207,939	18,874,623
Tecnoglass Incorporated	158,805	6,663,458
The AZEK Company Incorporated †	580,487	13,664,664
		68,771,780
Commercial services & supplies: 1.97%
Republic Services Incorporated	53,188	7,192,081
Stericycle Incorporated †	223,627	9,752,373
		16,944,454
Construction & engineering: 1.39%
APi Group Corporation †	531,437	11,946,702
Electrical equipment: 2.90%
Atkore Incorporated †	177,228	24,896,989
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Common Stock Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Machinery: 1.17%
Ingersoll Rand Incorporated	172,046	$ 10,009,636
Professional services: 4.98%
CACI International Incorporated Class A †	36,971	10,953,768
Dun & Bradstreet Holdings Incorporated	774,169	9,088,744
Genpact Limited	255,771	11,821,736
TransUnion	175,181	10,885,747
		42,749,995
Trading companies & distributors: 2.92%
Air Lease Corporation	263,540	10,375,570
United Rentals Incorporated	37,035	14,656,972
		25,032,542
Information technology: 16.21%
Electronic equipment, instruments & components: 1.89%
Teledyne Technologies Incorporated †	36,283	16,231,563
IT services: 1.51%
Okta Incorporated †	149,903	12,927,635
Semiconductors & semiconductor equipment: 3.51%
Marvell Technology Incorporated	357,243	15,468,622
ON Semiconductor Corporation †	178,002	14,653,125
		30,121,747
Software: 9.30%
8x8 Incorporated †	518,307	2,161,340
Black Knight Incorporated †	192,935	11,105,339
Instructure Holdings Incorporated †	409,034	10,593,981
New Relic Incorporated †	189,765	14,287,407
Pagerduty Incorporated †	440,782	15,418,554
Q2 Holdings Incorporated †	282,517	6,955,569
Riskified Limited Class A †	411,515	2,320,945
SPS Commerce Incorporated †	59,251	9,023,927
WalkMe Limited †	753,746	8,019,857
		79,886,919
Materials: 7.96%
Chemicals: 4.87%
Ashland Global Holdings Incorporated	147,417	15,141,200
Quaker Chemical Corporation	67,732	13,407,549
Westlake Chemical Corporation	114,760	13,309,865
		41,858,614
Containers & packaging: 1.11%
Crown Holdings Incorporated	114,775	9,493,040
Metals & mining: 1.98%
Reliance Steel & Aluminum Company	31,231	8,018,247
Steel Dynamics Incorporated	79,460	8,983,748
		17,001,995
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Real estate: 9.81%
Industrial REITs: 1.44%
Terreno Realty Corporation	191,423	$ 12,365,926
Residential REITs: 4.38%
American Homes 4 Rent Class A	348,671	10,965,703
Apartment Income REIT Corporation	275,373	9,861,107
Sun Communities Incorporated	118,961	16,759,226
		37,586,036
Specialized REITs: 3.99%
Life Storage Incorporated	109,113	14,303,623
SBA Communications Corporation	37,654	9,830,330
VICI Properties Incorporated	311,779	10,170,231
		34,304,184
Total Common stocks (Cost $696,208,858)		838,694,168

Investment companies: 1.21%
Exchange-traded funds: 1.21%
SPDR S&P Biotech ETF	135,841	10,352,443
Total Investment companies (Cost $9,011,519)		10,352,443

		Yield
Short-term investments: 1.40%
Investment companies: 1.40%
Allspring Government Money Market Fund Select Class ♠∞		4.69%	12,033,389	12,033,389
Total Short-term investments (Cost $12,033,389)				12,033,389
Total investments in securities (Cost $717,253,766)	100.30%			861,080,000
Other assets and liabilities, net	(0.30)			(2,574,127)
Total net assets	100.00%			$858,505,873

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Common Stock Fund

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,844,758	$82,699,238	$ (82,510,607)	$ 0	$0	$ 12,033,389	12,033,389	$ 163,734
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	30,992,000	92,887,953	(123,880,963)	1,010	0	0	0	332,430 #
				$1,010	$0	$12,033,389		$496,164

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  13

Statement of assets and liabilities—March 31, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $705,220,377)	$ 849,046,611
Investments in affiliated securities, at value (cost $12,033,389)	12,033,389
Receivable for dividends	638,368
Receivable for Fund shares sold	223,047
Receivable for investments sold	178,067
Prepaid expenses and other assets	45,384
Total assets	862,164,866
Liabilities
Payable for investments purchased	1,702,173
Payable for Fund shares redeemed	681,112
Management fee payable	590,035
Administration fees payable	149,780
Due to custodian bank, foreign currency, at value	127,226
Trustees’ fees and expenses payable	3,238
Distribution fee payable	730
Accrued expenses and other liabilities	404,699
Total liabilities	3,658,993
Total net assets	$858,505,873
Net assets consist of
Paid-in capital	$ 727,433,105
Total distributable earnings	131,072,768
Total net assets	$858,505,873
Computation of net asset value and offering price per share
Net assets – Class A	$ 739,826,794
Shares outstanding – Class A1	45,358,573
Net asset value per share – Class A	$16.31
Maximum offering price per share – Class A2	$17.31
Net assets – Class C	$ 1,214,219
Shares outstanding – Class C1	156,703
Net asset value per share – Class C	$7.75
Net assets – Class R6	$ 35,538,808
Shares outstanding – Class R6[1]	1,945,168
Net asset value per share – Class R6	$18.27
Net assets – Administrator Class	$ 1,461,906
Shares outstanding – Administrator Class[1]	83,660
Net asset value per share – Administrator Class	$17.47
Net assets – Institutional Class	$ 80,464,146
Shares outstanding – Institutional Class[1]	4,430,621
Net asset value per share – Institutional Class	$18.16
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Common Stock Fund

Statement of operations—six months ended March 31, 2023 (unaudited)

Investment income
Dividends	$ 3,633,772
Income from affiliated securities	199,935
Total investment income	3,833,707
Expenses
Management fee	3,316,806
Administration fees
Class A	773,869
Class C	1,371
Class R6	4,867
Administrator Class	1,178
Institutional Class	51,128
Shareholder servicing fees
Class A	916,456
Class C	1,630
Administrator Class	2,257
Distribution fee
Class C	4,436
Custody and accounting fees	25,749
Professional fees	25,072
Registration fees	32,369
Shareholder report expenses	4,084
Trustees’ fees and expenses	11,087
Other fees and expenses	8,000
Total expenses	5,180,359
Less: Fee waivers and/or expense reimbursements
Fund-level	(12,256)
Class R6	(1,627)
Administrator Class	(727)
Institutional Class	(31,550)
Net expenses	5,134,199
Net investment loss	(1,300,492)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	16,072,202
Affiliated securities	1,010
Foreign currency and foreign currency translations	(9,367)
Net realized gains on investments	16,063,845
Net change in unrealized gains (losses) on investments	119,719,905
Net realized and unrealized gains (losses) on investments	135,783,750
Net increase in net assets resulting from operations	$134,483,258
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  15

Statement of changes in net assets

	Six months ended March 31, 2023 (unaudited)		Year ended September 30, 2022
Operations
Net investment loss		$ (1,300,492)		$ (5,275,143)
Net realized gains on investments		16,063,845		135,230,616
Net change in unrealized gains (losses) on investments		119,719,905		(331,527,596)
Net increase (decrease) in net assets resulting from operations		134,483,258		(201,572,123)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(110,542,437)		(161,912,121)
Class C		(373,786)		(554,558)
Class R6		(4,204,252)		(5,673,249)
Administrator Class		(273,959)		(470,883)
Institutional Class		(10,704,809)		(16,369,856)
Total distributions to shareholders		(126,099,243)		(184,980,667)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	222,971	3,683,271	515,797	10,515,467
Class C	10,875	90,038	8,409	96,379
Class R6	296,497	5,418,036	241,271	5,277,178
Administrator Class	1,661	29,191	6,582	147,341
Institutional Class	602,785	11,414,773	575,509	13,413,042
		20,635,309		29,449,407
Reinvestment of distributions
Class A	6,756,457	104,725,081	7,213,374	154,077,651
Class C	48,549	358,288	44,905	534,818
Class R6	242,080	4,197,673	240,353	5,629,071
Administrator Class	14,790	245,511	18,524	418,464
Institutional Class	619,644	10,682,657	699,847	16,313,433
		120,209,210		176,973,437
Payment for shares redeemed
Class A	(3,573,505)	(58,996,229)	(4,429,784)	(88,762,949)
Class C	(47,978)	(385,350)	(63,666)	(818,413)
Class R6	(110,053)	(2,069,119)	(300,987)	(6,361,696)
Administrator Class	(37,689)	(668,678)	(34,067)	(746,635)
Institutional Class	(976,925)	(17,819,136)	(824,533)	(18,168,005)
		(79,938,512)		(114,857,698)
Net increase in net assets resulting from capital share transactions		60,906,007		91,565,146
Total increase (decrease) in net assets		69,290,022		(294,987,644)
Net assets
Beginning of period		789,215,851		1,084,203,495
End of period		$ 858,505,873		$ 789,215,851
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Common Stock Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.31	$24.46	$17.88	$21.07	$24.58	$24.06
Net investment loss	(0.03)	(0.12)	(0.12)	(0.03)	(0.01)	(0.04)
Net realized and unrealized gains (losses) on investments	2.74	(3.79)	7.75	(0.52)	(0.20)	3.10
Total from investment operations	2.71	(3.91)	7.63	(0.55)	(0.21)	3.06
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.00) [1]	0.00	0.00
Net realized gains	(2.71)	(4.24)	(1.05)	(2.64)	(3.30)	(2.54)
Total distributions to shareholders	(2.71)	(4.24)	(1.05)	(2.64)	(3.30)	(2.54)
Net asset value, end of period	$16.31	$16.31	$24.46	$17.88	$21.07	$24.58
Total return[2]	17.50%	(20.08)%	43.77%	(3.48)%	0.91%	13.62%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.26%	1.25%	1.27%	1.26%	1.25%
Net expenses	1.26%	1.23%	1.23%	1.23%	1.26%	1.25%
Net investment loss	(0.36)%	(0.58)%	(0.50)%	(0.14)%	(0.03)%	(0.18)%
Supplemental data
Portfolio turnover rate	18%	40%	48%	61%	40%	33%
Net assets, end of period (000s omitted)	$739,827	$684,178	$945,399	$722,547	$870,369	$971,731

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.05	$15.45	$11.70	$14.72	$18.40	$18.75
Net investment loss	(0.04) [1]	(0.14) [1]	(0.18) [1]	(0.11) [1]	(0.11) [1]	(0.17) [1]
Payment from affiliate	0.00	0.00	0.00	0.05	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.45	(2.02)	4.98	(0.32)	(0.27)	2.36
Total from investment operations	1.41	(2.16)	4.80	(0.38)	(0.38)	2.19
Distributions to shareholders from
Net realized gains	(2.71)	(4.24)	(1.05)	(2.64)	(3.30)	(2.54)
Net asset value, end of period	$7.75	$9.05	$15.45	$11.70	$14.72	$18.40
Total return[2]	17.11%	(20.56)%	42.64%	(3.88)% [3]	0.17%	12.74%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.88%	1.99%	2.01%	2.01%	2.00%
Net expenses	1.94%	1.88%	1.99%	2.01%	2.01%	2.00%
Net investment loss	(1.05)%	(1.23)%	(1.26)%	(0.92)%	(0.78)%	(0.94)%
Supplemental data
Portfolio turnover rate	18%	40%	48%	61%	40%	33%
Net assets, end of period (000s omitted)	$1,214	$1,314	$2,405	$3,020	$7,925	$16,541

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 0.39% impact on the total return.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Common Stock Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$17.94	$26.41	$19.16	$22.39	$25.80	$25.03
Net investment income (loss)	0.01 [1]	(0.04) [1]	(0.02) [1]	0.05 [1]	0.09 [1]	0.05 [1]
Net realized and unrealized gains (losses) on investments	3.03	(4.19)	8.32	(0.56)	(0.20)	3.26
Total from investment operations	3.04	(4.23)	8.30	(0.51)	(0.11)	3.31
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.08)	0.00	0.00
Net realized gains	(2.71)	(4.24)	(1.05)	(2.64)	(3.30)	(2.54)
Total distributions to shareholders	(2.71)	(4.24)	(1.05)	(2.72)	(3.30)	(2.54)
Net asset value, end of period	$18.27	$17.94	$26.41	$19.16	$22.39	$25.80
Total return[2]	17.77%	(19.77)%	44.37%	(3.10)%	1.31%	14.12%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.82%	0.84%	0.83%	0.82%
Net expenses	0.83%	0.83%	0.82%	0.83%	0.83%	0.82%
Net investment income (loss)	0.08%	(0.17)%	(0.09)%	0.27%	0.40%	0.20%
Supplemental data
Portfolio turnover rate	18%	40%	48%	61%	40%	33%
Net assets, end of period (000s omitted)	$35,539	$27,209	$35,280	$27,628	$36,069	$36,477

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$17.28	$25.63	$18.67	$21.56	$25.04	$24.42
Net investment income (loss)	(0.02) [1]	(0.10) [1]	(0.09) [1]	0.00 [1,2]	0.03	(0.01) [1]
Payment from affiliate	0.00	0.00	0.00	0.32	0.00	0.00
Net realized and unrealized gains (losses) on investments	2.92	(4.01)	8.10	(0.54)	(0.21)	3.17
Total from investment operations	2.90	(4.11)	8.01	(0.22)	(0.18)	3.16
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.03)	0.00	0.00
Net realized gains	(2.71)	(4.24)	(1.05)	(2.64)	(3.30)	(2.54)
Total distributions to shareholders	(2.71)	(4.24)	(1.05)	(2.67)	(3.30)	(2.54)
Net asset value, end of period	$17.47	$17.28	$25.63	$18.67	$21.56	$25.04
Total return[3]	17.55%	(19.87)% [4]	43.96%	(1.68)% [5]	1.03%	13.84%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.17%	1.17%	1.17%	1.18%	1.17%
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	(0.23)%	(0.45)%	(0.36)%	0.01%	0.14%	(0.04)%
Supplemental data
Portfolio turnover rate	18%	40%	48%	61%	40%	33%
Net assets, end of period (000s omitted)	$1,462	$1,813	$2,918	$2,239	$3,572	$6,141

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended September 30, 2022, the Fund received payments from a service provider which had a 0.09% impact on the total return.
[5]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 1.69% impact on the total return.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Common Stock Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$17.85	$26.30	$19.09	$22.32	$25.73	$24.97
Net investment income (loss)	0.01 [1]	(0.04) [1]	(0.03) [1]	0.05 [1]	0.08 [1]	0.05 [1]
Net realized and unrealized gains (losses) on investments	3.01	(4.17)	8.29	(0.56)	(0.19)	3.25
Total from investment operations	3.02	(4.21)	8.26	(0.51)	(0.11)	3.30
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.08)	0.00	0.00
Net realized gains	(2.71)	(4.24)	(1.05)	(2.64)	(3.30)	(2.54)
Total distributions to shareholders	(2.71)	(4.24)	(1.05)	(2.72)	(3.30)	(2.54)
Net asset value, end of period	$18.16	$17.85	$26.30	$19.09	$22.32	$25.73
Total return[2]	17.74%	(19.78)%	44.32%	(3.13)%	1.31%	14.12%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.93%	0.92%	0.94%	0.93%	0.92%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss)	0.06%	(0.20)%	(0.14)%	0.24%	0.37%	0.21%
Supplemental data
Portfolio turnover rate	18%	40%	48%	61%	40%	33%
Net assets, end of period (000s omitted)	$80,464	$74,701	$98,202	$126,279	$159,426	$172,197

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Common Stock Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Common Stock Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

22  |  Allspring Common Stock Fund

Notes to financial statements (unaudited)
The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Allspring Common Stock Fund  |  23

Notes to financial statements (unaudited)
As of March 31, 2023, the aggregate cost of all investments for federal income tax purposes was $715,041,604 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$227,024,866
Gross unrealized losses	(80,986,470)
Net unrealized gains	$146,038,396
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 7,452,949	$ 0	$0	$ 7,452,949
Consumer discretionary	101,442,695	0	0	101,442,695
Consumer staples	23,317,782	0	0	23,317,782
Financials	91,780,136	0	0	91,780,136
Health care	102,175,811	0	0	102,175,811
Industrials	200,352,098	20,395,038	0	220,747,136
Information technology	139,167,864	0	0	139,167,864
Materials	68,353,649	0	0	68,353,649
Real estate	84,256,146	0	0	84,256,146
Investment companies	10,352,443	0	0	10,352,443
Short-term investments
Investment companies	12,033,389	0	0	12,033,389
Total assets	$840,684,962	$20,395,038	$0	$861,080,000
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

24  |  Allspring Common Stock Fund

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended March 31, 2023, the management fee was equivalent to an annual rate of 0.78% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the

Allspring Common Stock Fund  |  25

Notes to financial statements (unaudited)
caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.26%
Class C	2.01
Class R6	0.83
Administrator Class	1.10
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2023, Allspring Funds Distributor received $135 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2023 were $151,472,265 and $215,922,601, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2023, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification

26  |  Allspring Common Stock Fund

Notes to financial statements (unaudited)
clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Common Stock Fund  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Allspring Common Stock Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Common Stock Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Allspring Common Stock Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Common Stock Fund  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04042023-eiyvh5c5 05-23
SAR3301 03-23

Semi-Annual Report
March 31, 2023
Allspring
Discovery SMID Cap Growth Fund

The views expressed and any forward-looking statements are as of March 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Discovery SMID Cap Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Discovery SMID Cap Growth Fund for the six-month period that ended March 31, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that can now generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 15.62%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 22.13%, while the MSCI EM Index (Net) (USD)3 returned 14.04%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 4.89%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned 10.07%, the Bloomberg Municipal Bond Index6 gained 7.00%, and the ICE BofA U.S. High Yield Index7 returned 7.89%.
Despite high inflation and central bank rate hikes, markets rally.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Discovery SMID Cap Growth Fund

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The sudden banking industry uncertainty led some clients of regional banks to transfer deposits to a handful of U.S. banking giants while bank shareholders sold stock. The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. The U.S. labor market remained resilient. The euro-area composite Purchasing Managers’ Index2 rose to 53.70, indicating expansion, for March. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
“ The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China.”

[1]	The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
[2]	The Purchasing Managers' Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.

Allspring Discovery SMID Cap Growth Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Discovery SMID Cap Growth Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA, Christopher J. Warner, CFA

Average annual total returns (%) as of March 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFDAX)	7-31-2007	-19.83	4.61	8.39	-14.94	5.85	9.03	1.21	1.21
Class C (WDSCX)	7-31-2007	-16.62	5.07	8.38	-15.62	5.07	8.38	1.96	1.96
Class R6 (WFDRX)[3]	6-28-2013	–	–	–	-14.61	6.30	9.50	0.78	0.78
Administrator Class (WFDDX)	4-8-2005	–	–	–	-14.86	5.94	9.14	1.13	1.13
Institutional Class (WFDSX)	8-31-2006	–	–	–	-14.70	6.19	9.40	0.88	0.88
Russell 2500™ Growth Index[4]	–	–	–	–	-10.35	6.82	10.05	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.22% for Class A, 1.97% for Class C, 0.79% for Class R6, 1.14% for Administrator Class, and 0.89% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 2500® Growth Index measures the performance of those Russell 2500 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Discovery SMID Cap Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2023[1]
Teledyne Technologies Incorporated	3.10
WNS Holdings Limited ADR	2.55
Casella Waste Systems Incorporated Class A	2.42
MarketAxess Holdings Incorporated	2.41
MercadoLibre Incorporated	2.41
Rexford Industrial Realty Incorporated	2.28
Novanta Incorporated	2.21
Axon Enterprise Incorporated	2.18
Bio-Techne Corporation	1.98
Tetra Tech Incorporated	1.93
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Discovery SMID Cap Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2022 to March 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2022	Ending account value 3-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,131.08	$ 6.48	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$ 6.14	1.22%
Class C
Actual	$1,000.00	$1,127.04	$10.45	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.11	$ 9.90	1.97%
Class R6
Actual	$1,000.00	$1,133.64	$ 4.20	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.99	$ 3.98	0.79%
Administrator Class
Actual	$1,000.00	$1,131.51	$ 5.90	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$ 5.59	1.11%
Institutional Class
Actual	$1,000.00	$1,133.12	$ 4.73	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$ 4.48	0.89%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Discovery SMID Cap Growth Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 97.00%
Communication services: 5.35%
Entertainment: 3.04%
Liberty Media Corporation †	329,200	$ 24,634,036
Warner Music Group Corporation Class A	504,700	16,841,839
		41,475,875
Interactive media & services: 2.31%
IAC/InterActiveCorp †	326,115	16,827,534
ZoomInfo Technologies Incorporated †	596,457	14,738,452
		31,565,986
Consumer discretionary: 12.40%
Broadline retail: 3.85%
Global-E Online Limited †	609,643	19,648,794
MercadoLibre Incorporated †	24,932	32,861,872
		52,510,666
Diversified consumer services: 0.67%
Mister Car Wash Incorporated †	1,052,066	9,068,809
Hotels, restaurants & leisure: 5.52%
Chipotle Mexican Grill Incorporated †	13,021	22,243,644
Hyatt Hotels Corporation Class A †	112,800	12,609,912
MGM Resorts International	404,200	17,954,564
Wingstop Incorporated	122,600	22,506,908
		75,315,028
Leisure products: 1.20%
Callaway Golf Company †	760,191	16,435,329
Textiles, apparel & luxury goods: 1.16%
On Holding AG Class A †	511,400	15,868,742
Consumer staples: 2.55%
Personal care products: 2.55%
Bellring Brands Incorporated †	615,100	20,913,400
Coty Incorporated Class A †	1,152,800	13,902,768
		34,816,168
Financials: 4.32%
Capital markets: 3.77%
MarketAxess Holdings Incorporated	84,010	32,872,274
Morningstar Incorporated	91,100	18,496,033
		51,368,307
Insurance: 0.55%
Goosehead Insurance Incorporated Class A †	143,546	7,493,101
Health care: 20.89%
Biotechnology: 4.97%
Ascendis Pharma AS ADR †	97,247	10,426,823
The accompanying notes are an integral part of these financial statements.

Allspring Discovery SMID Cap Growth Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
CRISPR Therapeutics AG †	128,316	$ 5,803,733
Exact Sciences Corporation †	264,100	17,908,621
Mirati Therapeutics Incorporated †	94,184	3,501,761
Natera Incorporated †	233,700	12,975,024
Sarepta Therapeutics Incorporated †	107,200	14,775,376
Zentalis Pharmaceuticals Incorporated †	143,226	2,463,487
		67,854,825
Health care equipment & supplies: 8.54%
DexCom Incorporated †	116,456	13,529,858
ICU Medical Incorporated †	111,500	18,393,040
Inari Medical Incorporated †	215,740	13,319,788
Inspire Medical Systems Incorporated †	93,100	21,791,917
iRhythm Technologies Incorporated †	148,000	18,356,440
Shockwave Medical Incorporated †	97,865	21,220,068
TransMedics Group Incorporated †	130,300	9,867,619
		116,478,730
Health care providers & services: 3.12%
HealthEquity Incorporated †	325,300	19,098,363
Option Care Health Incorporated †	737,709	23,437,015
		42,535,378
Life sciences tools & services: 4.26%
Bio-Rad Laboratories Incorporated Class A †	39,833	19,080,804
Bio-Techne Corporation	363,600	26,975,484
Waters Corporation †	39,000	12,075,570
		58,131,858
Industrials: 22.19%
Aerospace & defense: 2.18%
Axon Enterprise Incorporated †	132,458	29,783,181
Building products: 2.08%
Advanced Drainage Systems Incorporated	155,076	13,058,956
Trex Company Incorporated †	313,668	15,266,222
		28,325,178
Commercial services & supplies: 6.45%
Casella Waste Systems Incorporated Class A †	399,583	33,029,531
Ritchie Bros. Auctioneers Incorporated	170,400	9,591,816
Rollins Incorporated	507,200	19,035,216
Tetra Tech Incorporated	179,000	26,296,890
		87,953,453
Ground transportation: 2.79%
J.B. Hunt Transport Services Incorporated	99,100	17,388,086
Saia Incorporated †	75,948	20,663,932
		38,052,018
Machinery: 1.49%
RBC Bearings Incorporated †	87,600	20,387,148
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Discovery SMID Cap Growth Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Professional services: 3.95%
FTI Consulting Incorporated †	96,600	$ 19,064,010
WNS Holdings Limited ADR †	374,023	34,847,723
		53,911,733
Trading companies & distributors: 3.25%
SiteOne Landscape Supply Incorporated †	153,257	20,976,286
Watsco Incorporated	73,500	23,384,760
		44,361,046
Information technology: 24.27%
Electronic equipment, instruments & components: 6.22%
Novanta Incorporated †	189,894	30,210,236
Teledyne Technologies Incorporated †	94,472	42,262,988
Zebra Technologies Corporation Class A †	39,000	12,402,000
		84,875,224
IT services: 3.51%
Globant SA †	140,445	23,034,384
MongoDB Incorporated †	65,263	15,214,111
StoneCo Limited Class A †	1,007,295	9,609,594
		47,858,089
Semiconductors & semiconductor equipment: 4.52%
Entegris Incorporated	213,900	17,541,939
Impinj Incorporated †	183,300	24,840,816
Monolithic Power Systems Incorporated	24,800	12,413,392
Wolfspeed Incorporated †	106,500	6,917,175
		61,713,322
Software: 10.02%
BILL Holdings Incorporated †	171,714	13,932,874
CCC Intelligent Solutions †	1,912,700	17,156,919
Confluent Incorporated Class A †	704,600	16,959,722
Fair Isaac Corporation †	34,300	24,102,267
HubSpot Incorporated †	43,400	18,607,750
Olo Incorporated Class A †	1,219,751	9,953,168
Tyler Technologies Incorporated †	61,900	21,952,216
Zscaler Incorporated †	119,600	13,972,868
		136,637,784
Materials: 1.04%
Metals & mining: 1.04%
Allegheny Technologies Incorporated †	359,700	14,193,762
Real estate: 3.99%
Industrial REITs: 2.28%
Rexford Industrial Realty Incorporated	522,365	31,159,072
Residential REITs: 1.71%
Equity Lifestyle Properties Incorporated	347,196	23,307,267
Total Common stocks (Cost $1,155,549,030)		1,323,437,079

The accompanying notes are an integral part of these financial statements.

Allspring Discovery SMID Cap Growth Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.32%
Investment companies: 3.32%
Allspring Government Money Market Fund Select Class ♠∞		4.69%	45,324,645	$ 45,324,645
Total Short-term investments (Cost $45,324,645)				45,324,645
Total investments in securities (Cost $1,200,873,675)	100.32%			1,368,761,724
Other assets and liabilities, net	(0.32)			(4,428,503)
Total net assets	100.00%			$1,364,333,221

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$50,223,365	$249,830,081	$(254,728,801)	$ 0	$0	$ 45,324,645	45,324,645	$ 721,288
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	11,862,800	55,209,354	(67,072,172)	18	0	0	0	141,018 #
				$18	$0	$45,324,645		$862,306

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Discovery SMID Cap Growth Fund

Statement of assets and liabilities—March 31, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,155,549,030)	$ 1,323,437,079
Investments in affiliated securities, at value (cost $45,324,645)	45,324,645
Receivable for Fund shares sold	1,318,899
Receivable for dividends	538,495
Prepaid expenses and other assets	51,288
Total assets	1,370,670,406
Liabilities
Payable for investments purchased	3,400,477
Payable for Fund shares redeemed	1,594,073
Management fee payable	901,031
Administration fees payable	156,084
Trustees’ fees and expenses payable	5,366
Distribution fee payable	2,373
Accrued expenses and other liabilities	277,781
Total liabilities	6,337,185
Total net assets	$1,364,333,221
Net assets consist of
Paid-in capital	$ 1,268,234,714
Total distributable earnings	96,098,507
Total net assets	$1,364,333,221
Computation of net asset value and offering price per share
Net assets – Class A	$ 431,486,941
Shares outstanding – Class A1	19,598,590
Net asset value per share – Class A	$22.02
Maximum offering price per share – Class A2	$23.36
Net assets – Class C	$ 3,613,454
Shares outstanding – Class C1	228,577
Net asset value per share – Class C	$15.81
Net assets – Class R6	$ 365,414,809
Shares outstanding – Class R6[1]	13,800,250
Net asset value per share – Class R6	$26.48
Net assets – Administrator Class	$ 55,779,501
Shares outstanding – Administrator Class[1]	2,364,362
Net asset value per share – Administrator Class	$23.59
Net assets – Institutional Class	$ 508,038,516
Shares outstanding – Institutional Class[1]	19,492,834
Net asset value per share – Institutional Class	$26.06
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery SMID Cap Growth Fund  |  13

Statement of operations—six months ended March 31, 2023 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $36,947)	$ 2,039,421
Income from affiliated securities	740,025
Total investment income	2,779,446
Expenses
Management fee	5,166,825
Administration fees
Class A	440,166
Class C	3,756
Class R6	54,343
Administrator Class	43,112
Institutional Class	336,695
Shareholder servicing fees
Class A	523,426
Class C	4,456
Administrator Class	68,971
Distribution fee
Class C	13,344
Custody and accounting fees	38,746
Professional fees	19,798
Registration fees	38,102
Shareholder report expenses	201
Trustees’ fees and expenses	11,088
Other fees and expenses	9,624
Total expenses	6,772,653
Less: Fee waivers and/or expense reimbursements
Class A	(24,544)
Class C	(129)
Class R6	(21,380)
Administrator Class	(595)
Institutional Class	(30,307)
Net expenses	6,695,698
Net investment loss	(3,916,252)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(37,812,309)
Affiliated securities	18
Net realized losses on investments	(37,812,291)
Net change in unrealized gains (losses) on investments	211,943,758
Net realized and unrealized gains (losses) on investments	174,131,467
Net increase in net assets resulting from operations	$170,215,215
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Discovery SMID Cap Growth Fund

Statement of changes in net assets

	Six months ended March 31, 2023 (unaudited)		Year ended September 30, 2022
Operations
Net investment loss		$ (3,916,252)		$ (17,116,503)
Net realized gains (losses) on investments		(37,812,291)		74,988,101
Net change in unrealized gains (losses) on investments		211,943,758		(1,160,043,505)
Net increase (decrease) in net assets resulting from operations		170,215,215		(1,102,171,907)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,764,741)		(226,994,997)
Class C		(68,656)		(5,111,680)
Class R6		(4,198,420)		(165,661,046)
Administrator Class		(911,280)		(56,057,581)
Institutional Class		(6,049,430)		(256,462,316)
Total distributions to shareholders		(16,992,527)		(710,287,620)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	618,649	13,113,421	1,603,151	44,784,508
Class C	9,007	135,098	35,937	788,463
Class R6	1,599,866	39,863,599	5,128,157	167,424,619
Administrator Class	143,374	3,248,107	1,407,092	55,751,355
Institutional Class	2,195,990	54,634,029	5,577,521	182,260,658
		110,994,254		451,009,603
Reinvestment of distributions
Class A	273,924	5,609,967	6,880,085	220,025,107
Class C	4,404	64,912	216,386	5,043,951
Class R6	162,483	3,997,088	4,131,760	157,667,968
Administrator Class	41,485	910,181	1,638,234	55,994,841
Institutional Class	236,456	5,726,963	6,386,688	240,267,206
		16,309,111		678,999,073
Payment for shares redeemed
Class A	(2,272,960)	(47,165,093)	(5,937,218)	(162,852,481)
Class C	(38,124)	(566,724)	(466,458)	(10,122,285)
Class R6	(2,908,645)	(72,434,901)	(8,590,366)	(304,144,512)
Administrator Class	(1,169,741)	(26,864,626)	(3,489,704)	(108,890,307)
Institutional Class	(5,172,887)	(128,173,771)	(10,124,985)	(316,152,662)
		(275,205,115)		(902,162,247)
Net increase (decrease) in net assets resulting from capital share transactions		(147,901,750)		227,846,429
Total increase (decrease) in net assets		5,320,938		(1,584,613,098)
Net assets
Beginning of period		1,359,012,283		2,943,625,381
End of period		$1,364,333,221		$ 1,359,012,283
The accompanying notes are an integral part of these financial statements.

Allspring Discovery SMID Cap Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.73	$47.48	$39.95	$33.24	$38.03	$36.47
Net investment loss	(0.08) [1]	(0.30) [1]	(0.53)	(0.31)	(0.26)	(0.26)
Net realized and unrealized gains (losses) on investments	2.66	(14.84)	10.51	11.37	0.53	7.85
Total from investment operations	2.58	(15.14)	9.98	11.06	0.27	7.59
Distributions to shareholders from
Net realized gains	(0.29)	(12.61)	(2.45)	(4.35)	(5.06)	(6.03)
Net asset value, end of period	$22.02	$19.73	$47.48	$39.95	$33.24	$38.03
Total return[2]	13.11%	(42.03)%	25.48%	37.49%	3.81%	23.86%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.21%	1.19%	1.21%	1.21%	1.20%
Net expenses	1.22%	1.19%	1.18%	1.19%	1.20%	1.20%
Net investment loss	(0.81)%	(1.08)%	(1.08)%	(0.91)%	(0.77)%	(0.69)%
Supplemental data
Portfolio turnover rate	30%	58%	51%	53%	71%	67%
Net assets, end of period (000s omitted)	$431,487	$414,018	$875,257	$762,758	$627,336	$676,930

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Discovery SMID Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.30	$38.31	$32.88	$28.27	$33.46	$32.99
Net investment loss	(0.12) [1]	(0.42) [1]	(0.70) [1]	(0.45) [1]	(0.41) [1]	(0.46)
Net realized and unrealized gains (losses) on investments	1.92	(10.98)	8.58	9.41	0.28	6.96
Total from investment operations	1.80	(11.40)	7.88	8.96	(0.13)	6.50
Distributions to shareholders from
Net realized gains	(0.29)	(12.61)	(2.45)	(4.35)	(5.06)	(6.03)
Net asset value, end of period	$15.81	$14.30	$38.31	$32.88	$28.27	$33.46
Total return[2]	12.70%	(42.48)%	24.52%	36.54%	3.01%	22.94%
Ratios to average net assets (annualized)
Gross expenses	1.98%	1.94%	1.94%	1.96%	1.95%	1.95%
Net expenses	1.97%	1.94%	1.94%	1.96%	1.95%	1.95%
Net investment loss	(1.56)%	(1.84)%	(1.84)%	(1.66)%	(1.51)%	(1.45)%
Supplemental data
Portfolio turnover rate	30%	58%	51%	53%	71%	67%
Net assets, end of period (000s omitted)	$3,613	$3,622	$17,909	$28,509	$30,982	$40,860

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery SMID Cap Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$23.63	$54.02	$44.98	$36.76	$41.26	$38.93
Net investment loss	(0.02)	(0.22) [1]	(0.35) [1]	(0.18) [1]	(0.12) [1]	(0.10) [1]
Net realized and unrealized gains (losses) on investments	3.16	(17.56)	11.84	12.75	0.68	8.46
Total from investment operations	3.14	(17.78)	11.49	12.57	0.56	8.36
Distributions to shareholders from
Net realized gains	(0.29)	(12.61)	(2.45)	(4.35)	(5.06)	(6.03)
Net asset value, end of period	$26.48	$23.63	$54.02	$44.98	$36.76	$41.26
Total return[2]	13.36%	(41.80)%	26.01%	38.06%	4.26%	24.39%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.78%	0.76%	0.78%	0.77%	0.78%
Net expenses	0.79%	0.78%	0.76%	0.78%	0.77%	0.78%
Net investment loss	(0.38)%	(0.66)%	(0.66)%	(0.50)%	(0.33)%	(0.26)%
Supplemental data
Portfolio turnover rate	30%	58%	51%	53%	71%	67%
Net assets, end of period (000s omitted)	$365,415	$353,183	$771,279	$597,851	$405,610	$530,879

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Discovery SMID Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.12	$49.83	$41.79	$34.55	$39.27	$37.44
Net investment loss	(0.08) [1]	(0.30) [1]	(0.49) [1]	(0.29) [1]	(0.23) [1]	(0.23)
Net realized and unrealized gains (losses) on investments	2.84	(15.80)	10.98	11.88	0.57	8.09
Total from investment operations	2.76	(16.10)	10.49	11.59	0.34	7.86
Distributions to shareholders from
Net realized gains	(0.29)	(12.61)	(2.45)	(4.35)	(5.06)	(6.03)
Net asset value, end of period	$23.59	$21.12	$49.83	$41.79	$34.55	$39.27
Total return[2]	13.15%	(41.98)%	25.58%	37.61%	3.88%	23.97%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.09%	1.11%	1.13%	1.13%	1.12%
Net expenses	1.11%	1.09%	1.11%	1.13%	1.13%	1.12%
Net investment loss	(0.71)%	(0.98)%	(1.01)%	(0.84)%	(0.70)%	(0.62)%
Supplemental data
Portfolio turnover rate	30%	58%	51%	53%	71%	67%
Net assets, end of period (000s omitted)	$55,780	$70,724	$189,022	$374,366	$333,814	$353,042

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery SMID Cap Growth Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$23.27	$53.45	$44.57	$36.50	$41.05	$38.79
Net investment loss	(0.06) [1]	(0.25) [1]	(0.40) [1]	(0.21) [1]	(0.15) [1]	(0.18)
Net realized and unrealized gains (losses) on investments	3.14	(17.32)	11.73	12.63	0.66	8.47
Total from investment operations	3.08	(17.57)	11.33	12.42	0.51	8.29
Distributions to shareholders from
Net realized gains	(0.29)	(12.61)	(2.45)	(4.35)	(5.06)	(6.03)
Net asset value, end of period	$26.06	$23.27	$53.45	$44.57	$36.50	$41.05
Total return[2]	13.31%	(41.88)%	25.91%	37.91%	4.15%	24.25%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.88%	0.86%	0.88%	0.87%	0.87%
Net expenses	0.89%	0.88%	0.86%	0.88%	0.87%	0.87%
Net investment loss	(0.49)%	(0.76)%	(0.76)%	(0.58)%	(0.42)%	(0.36)%
Supplemental data
Portfolio turnover rate	30%	58%	51%	53%	71%	67%
Net assets, end of period (000s omitted)	$508,039	$517,465	$1,090,159	$908,157	$1,096,888	$1,352,027

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery SMID Cap Growth Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the

Allspring Discovery SMID Cap Growth Fund  |  21

Notes to financial statements (unaudited)
collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2023, the aggregate cost of all investments for federal income tax purposes was $1,234,848,698 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 606,737,637
Gross unrealized losses	(472,824,611)
Net unrealized gains	$ 133,913,026
As of September 30, 2022, the Fund had a qualified late-year ordinary loss of $10,593,725 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Allspring Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 73,041,861	$0	$0	$ 73,041,861
Consumer discretionary	169,198,574	0	0	169,198,574
Consumer staples	34,816,168	0	0	34,816,168
Financials	58,861,408	0	0	58,861,408
Health care	285,000,791	0	0	285,000,791
Industrials	302,773,757	0	0	302,773,757
Information technology	331,084,419	0	0	331,084,419
Materials	14,193,762	0	0	14,193,762
Real estate	54,466,339	0	0	54,466,339
Short-term investments
Investment companies	45,324,645	0	0	45,324,645
Total assets	$1,368,761,724	$0	$0	$1,368,761,724
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended March 31, 2023, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Allspring Discovery SMID Cap Growth Fund  |  23

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.22%
Class C	1.97
Class R6	0.79
Administrator Class	1.14
Institutional Class	0.89
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2023, Allspring Funds Distributor received $708 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

24  |  Allspring Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2023 were $402,203,216 and $563,019,884, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2023, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the health care and information technology sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. REDEMPTIONS IN-KIND
During the year ended September 30, 2022, the Fund redeemed assets through in-kind redemptions for shareholders in Class R6. The redemption transactions are reflected on the Statement of Changes in Net Assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Fund redeemed by the shareholder was as follows:
Date	Value of securities issued	Cash	Realized gains (losses)	% of the Fund
12-17-2021	$61,696,045	$1,402,107	$22,077,191	2.43%

Allspring Discovery SMID Cap Growth Fund  |  25

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Allspring Discovery SMID Cap Growth Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Discovery SMID Cap Growth Fund  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Allspring Discovery SMID Cap Growth Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Discovery SMID Cap Growth Fund  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04042023-0026pmlf 05-23
SAR3321 03-23

Semi-Annual Report
March 31, 2023
Allspring
Discovery Mid Cap Growth Fund

The views expressed and any forward-looking statements are as of March 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Discovery Mid Cap Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Discovery Mid Cap Growth Fund for the six-month period that ended March 31, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that can now generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 15.62%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 22.13%, while the MSCI EM Index (Net) (USD)3 returned 14.04%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 4.89%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned 10.07%, the Bloomberg Municipal Bond Index6 gained 7.00%, and the ICE BofA U.S. High Yield Index7 returned 7.89%.
Despite high inflation and central bank rate hikes, markets rally.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Discovery Mid Cap Growth Fund

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The sudden banking industry uncertainty led some clients of regional banks to transfer deposits to a handful of U.S. banking giants while bank shareholders sold stock. The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. The U.S. labor market remained resilient. The euro-area composite Purchasing Managers’ Index2 rose to 53.70, indicating expansion, for March. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
“ The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China.”

[1]	The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
[2]	The Purchasing Managers' Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.

Allspring Discovery Mid Cap Growth Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Discovery Mid Cap Growth Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA, Christopher J. Warner, CFA

Average annual total returns (%) as of March 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SENAX)	2-24-2000	-25.06	5.05	8.44	-20.50	6.30	9.09	1.23	1.18
Class C (WENCX)	3-31-2008	-22.12	5.50	8.43	-21.12	5.50	8.43	1.98	1.93
Class R6 (WENRX)[3]	10-31-2014	–	–	–	-20.20	6.71	9.49	0.80	0.80
Administrator Class (SEPKX)	8-30-2002	–	–	–	-20.43	6.39	9.19	1.15	1.10
Institutional Class (WFEIX)	6-30-2003	–	–	–	-20.25	6.65	9.44	0.90	0.85
Russell Midcap® Growth Index[4]	–	–	–	–	-8.52	9.07	11.17	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.18% for Class A, 1.93% for Class C, 0.80% for Class R6, 1.10% for Administrator Class, and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Discovery Mid Cap Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2023[1]
Cadence Design Systems Incorporated	4.50
Waste Connections Incorporated	3.38
Teledyne Technologies Incorporated	3.21
Chipotle Mexican Grill Incorporated	3.13
DexCom Incorporated	3.09
MercadoLibre Incorporated	2.98
MSCI Incorporated	2.69
lululemon athletica Incorporated	2.63
Crowdstrike Holdings Incorporated Class A	2.55
Ferrari NV	2.12
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Discovery Mid Cap Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2022 to March 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2022	Ending account value 3-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,133.31	$ 6.28	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$ 5.94	1.18%
Class C
Actual	$1,000.00	$1,129.09	$10.24	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$ 9.70	1.93%
Class R6
Actual	$1,000.00	$1,135.68	$ 4.26	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$ 4.03	0.80%
Administrator Class
Actual	$1,000.00	$1,134.20	$ 5.85	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$ 5.54	1.10%
Institutional Class
Actual	$1,000.00	$1,135.36	$ 4.53	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$ 4.28	0.85%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Discovery Mid Cap Growth Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 99.40%
Communication services: 6.17%
Entertainment: 3.36%
Liberty Media Corporation †	160,700	$ 12,025,181
Spotify Technology SA †	65,133	8,703,071
		20,728,252
Interactive media & services: 1.01%
ZoomInfo Technologies Incorporated †	250,696	6,194,698
Media: 1.80%
The Trade Desk Incorporated Class A †	182,500	11,116,075
Consumer discretionary: 16.92%
Automobiles: 2.12%
Ferrari NV	48,216	13,063,642
Broadline retail: 4.18%
Global-E Online Limited †	230,580	7,431,593
MercadoLibre Incorporated †	13,942	18,376,393
		25,807,986
Hotels, restaurants & leisure: 6.74%
Chipotle Mexican Grill Incorporated †	11,315	19,329,301
Domino's Pizza Incorporated	18,109	5,973,616
Hyatt Hotels Corporation Class A †	69,400	7,758,226
MGM Resorts International	191,100	8,488,662
		41,549,805
Leisure products: 1.25%
Callaway Golf Company †	357,656	7,732,523
Textiles, apparel & luxury goods: 2.63%
lululemon athletica Incorporated †	44,497	16,205,362
Consumer staples: 1.15%
Beverages: 1.15%
Constellation Brands Incorporated Class A	31,500	7,115,535
Financials: 5.93%
Capital markets: 4.41%
MarketAxess Holdings Incorporated	27,200	10,643,088
MSCI Incorporated	29,600	16,566,824
		27,209,912
Financial services: 1.52%
Adyen NV ADR †	592,200	9,380,448
Health care: 20.70%
Biotechnology: 1.64%
Exact Sciences Corporation †	99,200	6,726,752
Sarepta Therapeutics Incorporated †	24,400	3,363,052
		10,089,804
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Mid Cap Growth Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies: 9.13%
DexCom Incorporated †	164,068	$ 19,061,420
IDEXX Laboratories Incorporated †	25,600	12,802,048
Inari Medical Incorporated †	82,216	5,076,016
Inspire Medical Systems Incorporated †	37,581	8,796,585
Insulet Corporation †	33,152	10,574,162
		56,310,231
Health care providers & services: 1.32%
Centene Corporation †	128,780	8,140,184
Health care technology: 2.05%
Veeva Systems Incorporated Class A †	68,900	12,663,131
Life sciences tools & services: 6.56%
Azenta Incorporated †	91,027	4,061,625
Bio-Rad Laboratories Incorporated Class A †	21,194	10,152,350
Bio-Techne Corporation	147,184	10,919,581
Illumina Incorporated †	19,200	4,464,960
Waters Corporation †	35,100	10,868,013
		40,466,529
Industrials: 19.90%
Aerospace & defense: 2.05%
Axon Enterprise Incorporated †	56,228	12,642,866
Building products: 0.95%
Trex Company Incorporated †	120,200	5,850,134
Commercial services & supplies: 7.51%
Ritchie Bros. Auctioneers Incorporated	68,500	3,855,865
Rollins Incorporated	290,400	10,898,712
Tetra Tech Incorporated	73,000	10,724,430
Waste Connections Incorporated	150,106	20,875,241
		46,354,248
Ground transportation: 2.96%
J.B. Hunt Transport Services Incorporated	49,600	8,702,816
Saia Incorporated †	35,167	9,568,237
		18,271,053
Machinery: 1.45%
RBC Bearings Incorporated †	38,500	8,960,105
Professional services: 1.81%
Equifax Incorporated	54,881	11,132,062
Trading companies & distributors: 3.17%
SiteOne Landscape Supply Incorporated †	72,188	9,880,372
Watsco Incorporated	30,400	9,672,064
		19,552,436
Information technology: 25.04%
Electronic equipment, instruments & components: 6.20%
Novanta Incorporated †	48,000	7,636,320
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Discovery Mid Cap Growth Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Electronic equipment, instruments & components (continued)
Teledyne Technologies Incorporated †	44,238	$ 19,790,312
Zebra Technologies Corporation Class A †	33,987	10,807,866
		38,234,498
IT services: 2.22%
Globant SA †	52,618	8,629,878
Snowflake Incorporated Class A †	32,651	5,037,723
		13,667,601
Semiconductors & semiconductor equipment: 5.08%
Advanced Micro Devices Incorporated †	98,128	9,617,525
Enphase Energy Incorporated †	42,700	8,978,956
Monolithic Power Systems Incorporated	20,300	10,160,962
Wolfspeed Incorporated †	40,100	2,604,495
		31,361,938
Software: 11.54%
BILL Holdings Incorporated †	78,554	6,373,872
Cadence Design Systems Incorporated †	132,165	27,766,545
Crowdstrike Holdings Incorporated Class A †	114,463	15,711,191
Datadog Incorporated Class A †	131,854	9,580,512
Tyler Technologies Incorporated †	33,200	11,774,048
		71,206,168
Real estate: 3.59%
Industrial REITs: 1.56%
Rexford Industrial Realty Incorporated	161,500	9,633,475
Specialized REITs: 2.03%
SBA Communications Corporation	47,969	12,523,267
Total Common stocks (Cost $501,158,017)		613,163,968

		Yield
Short-term investments: 0.94%
Investment companies: 0.94%
Allspring Government Money Market Fund Select Class ♠∞		4.69%	5,782,243	5,782,243
Total Short-term investments (Cost $5,782,243)				5,782,243
Total investments in securities (Cost $506,940,260)	100.34%			618,946,211
Other assets and liabilities, net	(0.34)			(2,077,518)
Total net assets	100.00%			$616,868,693

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Mid Cap Growth Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,501,650	$83,926,196	$(97,645,603)	$ 0	$0	$ 5,782,243	5,782,243	$ 202,770
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	6,687,650	(6,687,471)	(179)	0	0	0	13,209 #
				$ (179)	$0	$5,782,243		$215,979

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Discovery Mid Cap Growth Fund

Statement of assets and liabilities—March 31, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $501,158,017)	$ 613,163,968
Investments in affiliated securities, at value (cost $5,782,243)	5,782,243
Cash	29
Receivable for dividends	123,360
Receivable for Fund shares sold	30,348
Prepaid expenses and other assets	123,765
Total assets	619,223,713
Liabilities
Payable for Fund shares redeemed	1,614,874
Management fee payable	372,624
Administration fees payable	102,286
Trustees’ fees and expenses payable	2,342
Distribution fee payable	579
Accrued expenses and other liabilities	262,315
Total liabilities	2,355,020
Total net assets	$616,868,693
Net assets consist of
Paid-in capital	$ 545,909,520
Total distributable earnings	70,959,173
Total net assets	$616,868,693
Computation of net asset value and offering price per share
Net assets – Class A	$ 526,644,771
Shares outstanding – Class A1	12,932,005
Net asset value per share – Class A	$40.72
Maximum offering price per share – Class A2	$43.20
Net assets – Class C	$ 875,019
Shares outstanding – Class C1	27,556
Net asset value per share – Class C	$31.75
Net assets – Class R6	$ 56,299,767
Shares outstanding – Class R6[1]	1,163,724
Net asset value per share – Class R6	$48.38
Net assets – Administrator Class	$ 2,955,553
Shares outstanding – Administrator Class[1]	66,618
Net asset value per share – Administrator Class	$44.37
Net assets – Institutional Class	$ 30,093,583
Shares outstanding – Institutional Class[1]	626,111
Net asset value per share – Institutional Class	$48.06
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Mid Cap Growth Fund  |  13

Statement of operations—six months ended March 31, 2023 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $30,272)	$ 853,305
Income from affiliated securities	203,716
Total investment income	1,057,021
Expenses
Management fee	2,229,235
Administration fees
Class A	532,060
Class C	946
Class R6	8,061
Administrator Class	2,034
Institutional Class	21,628
Shareholder servicing fees
Class A	632,335
Class C	1,121
Administrator Class	3,555
Distribution fee
Class C	3,358
Custody and accounting fees	29,169
Professional fees	25,504
Registration fees	24,099
Shareholder report expenses	8,953
Trustees’ fees and expenses	10,937
Other fees and expenses	7,229
Total expenses	3,540,224
Less: Fee waivers and/or expense reimbursements
Fund-level	(32,266)
Class A	(127,029)
Class C	(181)
Administrator Class	(471)
Institutional Class	(8,341)
Net expenses	3,371,936
Net investment loss	(2,314,915)
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(8,292,350)
Affiliated securities	(179)
Net realized losses on investments	(8,292,529)
Net change in unrealized gains (losses) on investments	85,816,987
Net realized and unrealized gains (losses) on investments	77,524,458
Net increase in net assets resulting from operations	$75,209,543
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Discovery Mid Cap Growth Fund

Statement of changes in net assets

	Six months ended March 31, 2023 (unaudited)		Year ended September 30, 2022
Operations
Net investment loss		$ (2,314,915)		$ (8,464,826)
Net realized losses on investments		(8,292,529)		(24,340,791)
Net change in unrealized gains (losses) on investments		85,816,987		(459,655,915)
Net increase (decrease) in net assets resulting from operations		75,209,543		(492,461,532)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(144,445,304)
Class C		0		(442,606)
Class R6		0		(12,175,959)
Administrator Class		0		(1,511,423)
Institutional Class		0		(9,781,443)
Total distributions to shareholders		0		(168,356,735)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	48,554	1,860,745	206,972	12,378,239
Class C	1,264	37,493	8,622	394,228
Class R6	56,555	2,549,801	157,592	9,697,741
Administrator Class	1,753	72,067	50,499	3,351,136
Institutional Class	80,279	3,571,926	348,630	19,291,344
		8,092,032		45,112,688
Reinvestment of distributions
Class A	0	0	2,181,619	136,874,615
Class C	0	0	8,761	432,892
Class R6	0	0	158,244	11,736,955
Administrator Class	0	0	21,525	1,469,697
Institutional Class	0	0	125,544	9,257,639
		0		159,771,798
Payment for shares redeemed
Class A	(776,161)	(29,627,076)	(1,753,139)	(89,115,356)
Class C	(7,238)	(215,198)	(24,052)	(901,071)
Class R6	(92,094)	(4,134,358)	(193,317)	(11,541,702)
Administrator Class	(15,557)	(663,824)	(124,006)	(7,020,368)
Institutional Class	(297,800)	(13,367,020)	(528,346)	(30,048,488)
		(48,007,476)		(138,626,985)
Net increase (decrease) in net assets resulting from capital share transactions		(39,915,444)		66,257,501
Total increase (decrease) in net assets		35,294,099		(594,560,766)
Net assets
Beginning of period		581,574,594		1,176,135,360
End of period		$616,868,693		$ 581,574,594
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Mid Cap Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$35.92	$76.01	$64.21	$49.98	$52.96	$48.80
Net investment loss	(0.19)	(0.55)	(0.77) [1]	(0.41) [1]	(0.29)	(0.31)
Net realized and unrealized gains (losses) on investments	4.99	(28.31)	19.17	17.93	3.05	9.66
Total from investment operations	4.80	(28.86)	18.40	17.52	2.76	9.35
Distributions to shareholders from
Net realized gains	0.00	(11.23)	(6.60)	(3.29)	(5.74)	(5.19)
Net asset value, end of period	$40.72	$35.92	$76.01	$64.21	$49.98	$52.96
Total return[2]	13.33%	(44.27)%	29.90%	37.19%	8.00%	20.83%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.23%	1.21%	1.24%	1.25%	1.25%
Net expenses	1.18%	1.16%	1.17%	1.16%	1.18%	1.18%
Net investment loss	(0.89)%	(1.03)%	(1.06)%	(0.79)%	(0.59)%	(0.61)%
Supplemental data
Portfolio turnover rate	23%	46%	41%	62%	50%	62%
Net assets, end of period (000s omitted)	$526,645	$490,694	$990,030	$813,725	$649,106	$655,338

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Discovery Mid Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$28.12	$62.41	$54.11	$42.93	$46.74	$43.95
Net investment loss	(0.25) [1]	(0.75) [1]	(1.10) [1]	(0.68) [1]	(0.52) [1]	(0.60) [1]
Net realized and unrealized gains (losses) on investments	3.88	(22.31)	16.00	15.15	2.45	8.58
Total from investment operations	3.63	(23.06)	14.90	14.47	1.93	7.98
Distributions to shareholders from
Net realized gains	0.00	(11.23)	(6.60)	(3.29)	(5.74)	(5.19)
Net asset value, end of period	$31.75	$28.12	$62.41	$54.11	$42.93	$46.74
Total return[2]	12.91%	(44.71)%	28.92%	36.13%	7.20%	19.93%
Ratios to average net assets (annualized)
Gross expenses	1.98%	1.96%	1.96%	1.98%	2.00%	2.00%
Net expenses	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment loss	(1.65)%	(1.80)%	(1.82)%	(1.55)%	(1.29)%	(1.37)%
Supplemental data
Portfolio turnover rate	23%	46%	41%	62%	50%	62%
Net assets, end of period (000s omitted)	$875	$943	$2,509	$2,224	$2,513	$7,629

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Mid Cap Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$42.59	$87.70	$72.94	$56.15	$58.47	$53.17
Net investment loss	(0.09)	(0.40) [1]	(0.57) [1]	(0.25) [1]	(0.11) [1]	(0.13) [1]
Net realized and unrealized gains (losses) on investments	5.88	(33.48)	21.93	20.33	3.53	10.62
Total from investment operations	5.79	(33.88)	21.36	20.08	3.42	10.49
Distributions to shareholders from
Net realized gains	0.00	(11.23)	(6.60)	(3.29)	(5.74)	(5.19)
Net asset value, end of period	$48.38	$42.59	$87.70	$72.94	$56.15	$58.47
Total return[2]	13.57%	(44.07)%	30.41%	37.69%	8.41%	21.30%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.80%	0.78%	0.81%	0.82%	0.82%
Net expenses	0.80%	0.79%	0.78%	0.80%	0.80%	0.80%
Net investment loss	(0.51)%	(0.66)%	(0.68)%	(0.43)%	(0.21)%	(0.23)%
Supplemental data
Portfolio turnover rate	23%	46%	41%	62%	50%	62%
Net assets, end of period (000s omitted)	$56,300	$51,082	$94,430	$71,641	$52,783	$48,363

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Discovery Mid Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$39.12	$81.70	$68.54	$53.10	$55.82	$51.12
Net investment loss	(0.17) [1]	(0.58) [1]	(0.79) [1]	(0.40) [1]	(0.25) [1]	(0.28) [1]
Net realized and unrealized gains (losses) on investments	5.42	(30.77)	20.55	19.13	3.27	10.17
Total from investment operations	5.25	(31.35)	19.76	18.73	3.02	9.89
Distributions to shareholders from
Net realized gains	0.00	(11.23)	(6.60)	(3.29)	(5.74)	(5.19)
Net asset value, end of period	$44.37	$39.12	$81.70	$68.54	$53.10	$55.82
Total return[2]	13.42%	(44.25)%	30.00%	37.29%	8.06%	20.95%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.12%	1.13%	1.15%	1.16%	1.16%
Net expenses	1.10%	1.09%	1.10%	1.10%	1.10%	1.10%
Net investment loss	(0.82)%	(0.98)%	(1.00)%	(0.72)%	(0.51)%	(0.53)%
Supplemental data
Portfolio turnover rate	23%	46%	41%	62%	50%	62%
Net assets, end of period (000s omitted)	$2,956	$3,146	$10,818	$4,205	$3,687	$3,687

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Mid Cap Growth Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$42.33	$87.27	$72.66	$55.97	$58.33	$53.08
Net investment loss	(0.13) [1]	(0.44) [1]	(0.62) [1]	(0.28) [1]	(0.14) [1]	(0.15) [1]
Net realized and unrealized gains (losses) on investments	5.86	(33.27)	21.83	20.26	3.52	10.59
Total from investment operations	5.73	(33.71)	21.21	19.98	3.38	10.44
Distributions to shareholders from
Net realized gains	0.00	(11.23)	(6.60)	(3.29)	(5.74)	(5.19)
Net asset value, end of period	$48.06	$42.33	$87.27	$72.66	$55.97	$58.33
Total return[2]	13.54%	(44.11)%	30.31%	37.63%	8.36%	21.24%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.90%	0.88%	0.91%	0.92%	0.92%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.57)%	(0.72)%	(0.74)%	(0.48)%	(0.26)%	(0.29)%
Supplemental data
Portfolio turnover rate	23%	46%	41%	62%	50%	62%
Net assets, end of period (000s omitted)	$30,094	$35,710	$78,349	$67,735	$52,296	$48,446

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Discovery Mid Cap Growth Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery Mid Cap Growth Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the

Allspring Discovery Mid Cap Growth Fund  |  21

Notes to financial statements (unaudited)
collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2023, the aggregate cost of all investments for federal income tax purposes was $507,591,812 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$171,149,849
Gross unrealized losses	(59,795,450)
Net unrealized gains	$111,354,399
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Allspring Discovery Mid Cap Growth Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 38,039,025	$0	$0	$ 38,039,025
Consumer discretionary	104,359,318	0	0	104,359,318
Consumer staples	7,115,535	0	0	7,115,535
Financials	36,590,360	0	0	36,590,360
Health care	127,669,879	0	0	127,669,879
Industrials	122,762,904	0	0	122,762,904
Information technology	154,470,205	0	0	154,470,205
Real estate	22,156,742	0	0	22,156,742
Short-term investments
Investment companies	5,782,243	0	0	5,782,243
Total assets	$618,946,211	$0	$0	$618,946,211
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2023, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Allspring Discovery Mid Cap Growth Fund  |  23

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.18%
Class C	1.93
Class R6	0.80
Administrator Class	1.10
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2023, Allspring Funds Distributor received $255 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

24  |  Allspring Discovery Mid Cap Growth Fund

Notes to financial statements (unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2023 were $145,834,300 and $176,468,779, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2023, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Discovery Mid Cap Growth Fund  |  25

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Allspring Discovery Mid Cap Growth Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Discovery Mid Cap Growth Fund  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Allspring Discovery Mid Cap Growth Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Discovery Mid Cap Growth Fund  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04042023-nerlor62 05-23
SAR3018 03-23

Semi-Annual Report
March 31, 2023
Allspring Opportunity Fund

The views expressed and any forward-looking statements are as of March 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Opportunity Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Opportunity Fund for the six-month period that ended March 31, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that can now generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 15.62%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 22.13%, while the MSCI EM Index (Net) (USD)3 returned 14.04%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 4.89%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned 10.07%, the Bloomberg Municipal Bond Index6 gained 7.00%, and the ICE BofA U.S. High Yield Index7 returned 7.89%.
Despite high inflation and central bank rate hikes, markets rally.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Opportunity Fund

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The sudden banking industry uncertainty led some clients of regional banks to transfer deposits to a handful of U.S. banking giants while bank shareholders sold stock. The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. The U.S. labor market remained resilient. The euro-area composite Purchasing Managers’ Index2 rose to 53.70, indicating expansion, for March. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
“ The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China.”

[1]	The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
[2]	The Purchasing Managers' Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.

Allspring Opportunity Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Opportunity Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kurt Gunderson, Christopher G. Miller, CFA

Average annual total returns (%) as of March 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SOPVX)	2-24-2000	-11.58	8.30	9.54	-6.19	9.58	10.19	1.19	1.18
Class C (WFOPX)	3-31-2008	-7.76	9.07	9.66	-6.76	9.07	9.66	1.94	1.93
Class R6 (WOFRX)[3]	5-29-2020	–	–	–	-5.77	10.07	10.69	0.76	0.72
Administrator Class (WOFDX)	8-30-2002	–	–	–	-6.02	9.80	10.41	1.11	1.00
Institutional Class (WOFNX)	7-30-2010	–	–	–	-5.79	10.06	10.68	0.86	0.75
Russell 3000® Index[4]	–	–	–	–	-8.58	10.45	11.73	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.18% for Class A, 1.93% for Class C, 0.72% for Class R6, 1.00% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Opportunity Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2023[1]
Apple Incorporated	5.31
Alphabet Incorporated Class C	4.18
Salesforce.com Incorporated	3.42
Amazon.com Incorporated	3.39
Texas Instruments Incorporated	2.90
Meta Platforms Incorporated Class A	2.80
MasterCard Incorporated Class A	2.73
Teledyne Technologies Incorporated	2.24
MTU Aero Engines AG	2.22
Fortive Corporation	1.99
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Opportunity Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2022 to March 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2022	Ending account value 3-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,160.85	$ 6.36	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$ 5.94	1.18%
Class C
Actual	$1,000.00	$1,156.94	$10.16	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.51	$ 9.50	1.89%
Class R6
Actual	$1,000.00	$1,163.77	$ 3.88	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.34	$ 3.63	0.72%
Administrator Class
Actual	$1,000.00	$1,161.89	$ 5.39	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$ 5.04	1.00%
Institutional Class
Actual	$1,000.00	$1,163.64	$ 4.05	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$ 3.78	0.75%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Opportunity Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 98.85%
Communication services: 9.01%
Entertainment: 1.10%
Activision Blizzard Incorporated	219,236	$ 18,764,405
Interactive media & services: 6.98%
Alphabet Incorporated Class C †	685,757	71,318,728
Meta Platforms Incorporated Class A †	225,438	47,779,330
		119,098,058
Wireless telecommunication services: 0.93%
T-Mobile US Incorporated †	109,344	15,837,385
Consumer discretionary: 8.14%
Broadline retail: 3.39%
Amazon.com Incorporated †	560,755	57,920,384
Specialty retail: 3.70%
Burlington Stores Incorporated †	143,274	28,955,675
Farfetch Limited Class A †	486,276	2,387,615
The Home Depot Incorporated	107,472	31,717,137
		63,060,427
Textiles, apparel & luxury goods: 1.05%
Deckers Outdoor Corporation †	39,695	17,844,887
Consumer staples: 4.17%
Consumer staples distribution & retail: 2.66%
Dollar General Corporation	114,847	24,170,700
Sysco Corporation	275,588	21,283,661
		45,454,361
Household products: 1.51%
Church & Dwight Company Incorporated	291,264	25,750,650
Financials: 8.60%
Capital markets: 4.31%
Intercontinental Exchange Incorporated	238,794	24,903,826
S&P Global Incorporated	76,953	26,531,086
The Charles Schwab Corporation	422,163	22,112,898
		73,547,810
Financial services: 2.73%
MasterCard Incorporated Class A	128,186	46,584,074
Insurance: 1.56%
Marsh & McLennan Companies Incorporated	159,511	26,566,557
Health care: 10.97%
Health care equipment & supplies: 4.76%
Align Technology Incorporated †	60,934	20,360,487
Boston Scientific Corporation †	511,128	25,571,734
The accompanying notes are an integral part of these financial statements.

Allspring Opportunity Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
LivaNova plc †	366,391	$ 15,967,320
Medtronic plc	239,138	19,279,306
		81,178,847
Health care providers & services: 1.57%
UnitedHealth Group Incorporated	56,776	26,831,770
Health care technology: 0.43%
Schrodinger Incorporated †	280,060	7,373,980
Life sciences tools & services: 4.21%
Agilent Technologies Incorporated	134,070	18,547,244
Bio-Rad Laboratories Incorporated Class A †	49,994	23,948,126
Thermo Fisher Scientific Incorporated	50,768	29,261,152
		71,756,522
Industrials: 19.24%
Aerospace & defense: 2.22%
MTU Aero Engines AG	151,720	37,966,371
Building products: 3.09%
Carlisle Companies Incorporated	144,674	32,706,451
The AZEK Company Incorporated †	849,450	19,996,053
		52,702,504
Commercial services & supplies: 1.53%
Republic Services Incorporated	193,798	26,205,366
Machinery: 4.13%
Fortive Corporation	498,655	33,993,311
Ingersoll Rand Incorporated	431,575	25,109,034
SPX Technologies Incorporated †	160,288	11,313,127
		70,415,472
Professional services: 5.00%
CoStar Group Incorporated †	297,862	20,507,799
Dun & Bradstreet Holdings Incorporated	1,762,576	20,692,642
Genpact Limited	494,807	22,869,980
TransUnion	341,398	21,214,472
		85,284,893
Trading companies & distributors: 3.27%
Air Lease Corporation	632,318	24,894,360
United Rentals Incorporated	77,942	30,846,326
		55,740,686
Information technology: 25.24%
Electronic equipment, instruments & components: 4.03%
Amphenol Corporation Class A	372,496	30,440,373
Teledyne Technologies Incorporated †	85,586	38,287,753
		68,728,126
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Opportunity Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.69%
Marvell Technology Incorporated	703,579	$ 30,464,971
Texas Instruments Incorporated	266,284	49,531,487
		79,996,458
Software: 11.21%
Black Knight Incorporated †	252,409	14,528,662
Palo Alto Networks Incorporated †	141,584	28,279,988
Riskified Limited Class A †	651,949	3,676,992
Salesforce.com Incorporated †	291,951	58,325,971
ServiceNow Incorporated †	60,365	28,052,823
Splunk Incorporated †	280,293	26,874,493
Workday Incorporated Class A †	152,332	31,462,651
		191,201,580
Technology hardware, storage & peripherals: 5.31%
Apple Incorporated	549,760	90,655,424
Materials: 5.60%
Chemicals: 4.58%
Ashland Global Holdings Incorporated	203,028	20,853,006
Olin Corporation	536,247	29,761,709
The Sherwin-Williams Company	122,627	27,562,871
		78,177,586
Metals & mining: 1.02%
Steel Dynamics Incorporated	153,778	17,386,141
Real estate: 7.88%
Industrial REITs: 1.58%
Prologis Incorporated	216,154	26,969,535
Residential REITs: 1.89%
Sun Communities Incorporated	228,658	32,213,339
Specialized REITs: 4.41%
American Tower Corporation	122,862	25,105,621
Equinix Incorporated	37,674	27,164,461
VICI Properties Incorporated	701,843	22,894,119
		75,164,201
Total Common stocks (Cost $1,047,557,557)		1,686,377,799

		Yield
Short-term investments: 1.19%
Investment companies: 1.19%
Allspring Government Money Market Fund Select Class ♠∞		4.69%	20,306,801	20,306,801
Total Short-term investments (Cost $20,306,801)				20,306,801
Total investments in securities (Cost $1,067,864,358)	100.04%			1,706,684,600
Other assets and liabilities, net	(0.04)			(678,759)
Total net assets	100.00%			$1,706,005,841

The accompanying notes are an integral part of these financial statements.

Allspring Opportunity Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$23,612,026	$105,252,707	$(108,557,932)	$ 0	$0	$ 20,306,801	20,306,801	$ 436,453
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	1,317,500	3,616,000	(4,933,687)	187	0	0	0	10,576 #
				$187	$0	$20,306,801		$447,029

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Opportunity Fund

Statement of assets and liabilities—March 31, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,047,557,557)	$ 1,686,377,799
Investments in affiliated securities, at value (cost $20,306,801)	20,306,801
Foreign currency, at value (cost $110)	110
Receivable for dividends	1,604,551
Receivable for Fund shares sold	287,709
Prepaid expenses and other assets	128,344
Total assets	1,708,705,314
Liabilities
Management fee payable	1,039,443
Shareholder servicing fees payable	752,237
Payable for Fund shares redeemed	594,363
Administration fees payable	297,297
Trustees’ fees and expenses payable	3,106
Distribution fee payable	908
Accrued expenses and other liabilities	12,119
Total liabilities	2,699,473
Total net assets	$1,706,005,841
Net assets consist of
Paid-in capital	$ 1,094,299,289
Total distributable earnings	611,706,552
Total net assets	$1,706,005,841
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,442,777,778
Shares outstanding – Class A1	33,685,075
Net asset value per share – Class A	$42.83
Maximum offering price per share – Class A2	$45.44
Net assets – Class C	$ 1,538,088
Shares outstanding – Class C1	40,676
Net asset value per share – Class C	$37.81
Net assets – Class R6	$ 32,770
Shares outstanding – Class R6[1]	643
Net asset value per share – Class R6	$50.96
Net assets – Administrator Class	$ 231,519,474
Shares outstanding – Administrator Class[1]	4,699,804
Net asset value per share – Administrator Class	$49.26
Net assets – Institutional Class	$ 30,137,731
Shares outstanding – Institutional Class[1]	591,883
Net asset value per share – Institutional Class	$50.92
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Opportunity Fund  |  13

Statement of operations—six months ended March 31, 2023 (unaudited)

Investment income
Dividends	$ 7,444,244
Income from affiliated securities	440,122
Total investment income	7,884,366
Expenses
Management fee	5,967,595
Administration fees
Class A	1,469,402
Class C	1,583
Class R6	5
Administrator Class	145,436
Institutional Class	17,476
Shareholder servicing fees
Class A	1,747,570
Class C	1,881
Administrator Class	277,570
Distribution fee
Class C	5,227
Custody and accounting fees	42,741
Professional fees	22,248
Registration fees	27,784
Shareholder report expenses	202
Trustees’ fees and expenses	11,087
Other fees and expenses	7,878
Total expenses	9,745,685
Less: Fee waivers and/or expense reimbursements
Class A	(111,653)
Class C	(20)
Class R6	(5)
Administrator Class	(127,835)
Institutional Class	(15,696)
Net expenses	9,490,476
Net investment loss	(1,606,110)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(8,952,947)
Affiliated securities	187
Net realized losses on investments	(8,952,760)
Net change in unrealized gains (losses) on investments	254,599,591
Net realized and unrealized gains (losses) on investments	245,646,831
Net increase in net assets resulting from operations	$244,040,721
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Opportunity Fund

Statement of changes in net assets

	Six months ended March 31, 2023 (unaudited)		Year ended September 30, 2022
Operations
Net investment loss		$ (1,606,110)		$ (7,668,786)
Net realized gains (losses) on investments		(8,952,760)		170,174,797
Net change in unrealized gains (losses) on investments		254,599,591		(554,945,642)
Net increase (decrease) in net assets resulting from operations		244,040,721		(392,439,631)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(135,924,780)		(202,195,613)
Class C		(163,434)		(256,382)
Class R6		(2,539)		(3,523)
Administrator Class		(19,167,609)		(28,631,690)
Institutional Class		(2,217,648)		(3,020,160)
Total distributions to shareholders		(157,476,010)		(234,107,368)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	158,330	6,599,325	243,823	12,670,364
Class C	2,469	91,687	2,480	112,528
Administrator Class	12,803	620,225	31,556	1,797,574
Institutional Class	182,109	9,192,987	151,545	8,990,722
		16,504,224		23,571,188
Reinvestment of distributions
Class A	3,274,219	131,918,309	3,616,535	196,414,022
Class C	4,525	161,301	5,181	253,503
Class R6	53	2,539	56	3,523
Administrator Class	386,357	17,892,203	437,730	26,929,177
Institutional Class	44,993	2,152,021	43,679	2,761,828
		152,126,373		226,362,053
Payment for shares redeemed
Class A	(1,814,342)	(75,950,825)	(2,901,700)	(146,526,191)
Class C	(5,890)	(222,113)	(7,705)	(340,145)
Administrator Class	(217,394)	(10,444,010)	(340,333)	(19,390,951)
Institutional Class	(126,536)	(6,287,001)	(150,295)	(8,627,502)
		(92,903,949)		(174,884,789)
Net increase in net assets resulting from capital share transactions		75,726,648		75,048,452
Total increase (decrease) in net assets		162,291,359		(551,498,547)
Net assets
Beginning of period		1,543,714,482		2,095,213,029
End of period		$1,706,005,841		$1,543,714,482
The accompanying notes are an integral part of these financial statements.

Allspring Opportunity Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$40.84	$57.30	$45.64	$43.37	$46.31	$45.83
Net investment income (loss)	(0.04)	(0.22)	(0.20)	0.01	0.10	(0.01) [1]
Payment from affiliate	0.00	0.00	0.00	0.00 [2]	0.00	0.00
Net realized and unrealized gains (losses) on investments	6.34	(9.64)	14.95	4.85	1.54	6.41
Total from investment operations	6.30	(9.86)	14.75	4.86	1.64	6.40
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	(0.10)	0.00	(0.17)
Net realized gains	(4.31)	(6.60)	(3.07)	(2.49)	(4.58)	(5.75)
Total distributions to shareholders	(4.31)	(6.60)	(3.09)	(2.59)	(4.58)	(5.92)
Net asset value, end of period	$42.83	$40.84	$57.30	$45.64	$43.37	$46.31
Total return[3]	16.09%	(20.07)%	33.63%	11.62% [4]	5.18%	15.16%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.19%	1.20%	1.21%	1.21%	1.20%
Net expenses	1.18%	1.16%	1.17%	1.16%	1.19%	1.20%
Net investment income (loss)	(0.23)%	(0.43)%	(0.37)%	0.04%	0.23%	(0.01)%
Supplemental data
Portfolio turnover rate	14%	22%	29%	43%	28%	30%
Net assets, end of period (000s omitted)	$1,442,778	$1,309,459	$1,782,585	$1,453,975	$1,461,345	$1,528,852

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on the total return.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Opportunity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$36.63	$52.32	$42.19	$40.02	$43.43	$43.46
Net investment loss	(0.18) [1]	(0.50) [1]	(0.55) [1]	(0.28) [1]	(0.26) [1]	(0.43)
Payment from affiliate	0.00	0.00	0.00	0.54	0.00	0.00
Net realized and unrealized gains (losses) on investments	5.67	(8.59)	13.75	4.40	1.43	6.15
Total from investment operations	5.49	(9.09)	13.20	4.66	1.17	5.72
Distributions to shareholders from
Net realized gains	(4.31)	(6.60)	(3.07)	(2.49)	(4.58)	(5.75)
Net asset value, end of period	$37.81	$36.63	$52.32	$42.19	$40.02	$43.43
Total return[2]	15.69%	(20.55)% [3]	32.65%	12.13% [4]	4.37%	14.31%
Ratios to average net assets (annualized)
Gross expenses	1.89%	1.85%	1.92%	1.94%	1.96%	1.95%
Net expenses	1.89%	1.84%	1.91%	1.92%	1.95%	1.95%
Net investment loss	(0.94)%	(1.11)%	(1.12)%	(0.71)%	(0.69)%	(0.76)%
Supplemental data
Portfolio turnover rate	14%	22%	29%	43%	28%	30%
Net assets, end of period (000s omitted)	$1,538	$1,450	$2,073	$2,268	$3,739	$31,381

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended September 30, 2022, the Fund received payments from a service provider which had a 0.09% impact on the total return.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 1.44% impact on the total return.
The accompanying notes are an integral part of these financial statements.

Allspring Opportunity Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2023 (unaudited)	2022	2021	2020 [1]
Net asset value, beginning of period	$47.73	$65.66	$51.83	$46.84
Net investment income	0.06 [2]	0.01 [2]	0.04	0.04
Net realized and unrealized gains (losses) on investments	7.48	(11.34)	17.06	4.95
Total from investment operations	7.54	(11.33)	17.10	4.99
Distributions to shareholders from
Net investment income	0.00	0.00	(0.20)	0.00
Net realized gains	(4.31)	(6.60)	(3.07)	0.00
Total distributions to shareholders	(4.31)	(6.60)	(3.27)	0.00
Net asset value, end of period	$50.96	$47.73	$65.66	$51.83
Total return[3]	16.38%	(19.72)%	34.23%	10.65%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.75%	0.76%	0.76%
Net expenses	0.72%	0.72%	0.72%	0.72%
Net investment income	0.23%	0.01%	0.08%	0.25%
Supplemental data
Portfolio turnover rate	14%	22%	29%	43%
Net assets, end of period (000s omitted)	$33	$28	$35	$28

[1]	For the period from May 29, 2020 (commencement of class operations) to September 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Opportunity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$46.33	$64.07	$50.68	$47.85	$50.50	$49.45
Net investment income (loss)	(0.01) [1]	(0.14) [1]	(0.10)	0.18	0.21	0.07
Net realized and unrealized gains (losses) on investments	7.25	(11.00)	16.65	5.30	1.73	6.97
Total from investment operations	7.24	(11.14)	16.55	5.48	1.94	7.04
Distributions to shareholders from
Net investment income	0.00	0.00	(0.09)	(0.16)	(0.01)	(0.24)
Net realized gains	(4.31)	(6.60)	(3.07)	(2.49)	(4.58)	(5.75)
Total distributions to shareholders	(4.31)	(6.60)	(3.16)	(2.65)	(4.59)	(5.99)
Net asset value, end of period	$49.26	$46.33	$64.07	$50.68	$47.85	$50.50
Total return[2]	16.19%	(19.91)%	33.87%	11.85%	5.37%	15.38%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.11%	1.12%	1.13%	1.13%	1.12%
Net expenses	1.00%	0.97%	0.98%	0.97%	1.00%	1.00%
Net investment income (loss)	(0.05)%	(0.24)%	(0.18)%	0.22%	0.42%	0.19%
Supplemental data
Portfolio turnover rate	14%	22%	29%	43%	28%	30%
Net assets, end of period (000s omitted)	$231,519	$209,340	$281,217	$225,604	$227,963	$244,110

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Opportunity Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$47.70	$65.64	$51.83	$48.89	$51.50	$50.30
Net investment income (loss)	0.05 [1]	(0.01) [1]	0.03 [1]	0.34	0.35	0.22
Net realized and unrealized gains (losses) on investments	7.48	(11.33)	17.04	5.37	1.74	7.08
Total from investment operations	7.53	(11.34)	17.07	5.71	2.09	7.30
Distributions to shareholders from
Net investment income	0.00	0.00	(0.19)	(0.28)	(0.12)	(0.35)
Net realized gains	(4.31)	(6.60)	(3.07)	(2.49)	(4.58)	(5.75)
Total distributions to shareholders	(4.31)	(6.60)	(3.26)	(2.77)	(4.70)	(6.10)
Net asset value, end of period	$50.92	$47.70	$65.64	$51.83	$48.89	$51.50
Total return[2]	16.36%	(19.76)%	34.20%	12.09%	5.63%	15.69%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.87%	0.88%	0.88%	0.87%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.21%	(0.01)%	0.05%	0.44%	0.66%	0.44%
Supplemental data
Portfolio turnover rate	14%	22%	29%	43%	28%	30%
Net assets, end of period (000s omitted)	$30,138	$23,437	$29,303	$24,710	$26,447	$29,562

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Opportunity Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Opportunity Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

Allspring Opportunity Fund  |  21

Notes to financial statements (unaudited)
The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

22  |  Allspring Opportunity Fund

Notes to financial statements (unaudited)
As of March 31, 2023, the aggregate cost of all investments for federal income tax purposes was $1,068,019,801 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$688,373,683
Gross unrealized losses	(49,708,884)
Net unrealized gains	$638,664,799
As of September 30, 2022, the Fund had current year deferred post-October capital losses consisting of $2,766,299 in short-term capital losses which was recognized in the first day of the current fiscal year.
As of September 30, 2022, the Fund had a qualified late-year ordinary loss of $4,939,344 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 153,699,848	$ 0	$0	$ 153,699,848
Consumer discretionary	138,825,698	0	0	138,825,698
Consumer staples	71,205,011	0	0	71,205,011
Financials	146,698,441	0	0	146,698,441
Health care	187,141,119	0	0	187,141,119
Industrials	290,348,921	37,966,371	0	328,315,292
Information technology	430,581,588	0	0	430,581,588
Materials	95,563,727	0	0	95,563,727
Real estate	134,347,075	0	0	134,347,075
Short-term investments
Investment companies	20,306,801	0	0	20,306,801
Total assets	$1,668,718,229	$37,966,371	$0	$1,706,684,600
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Opportunity Fund  |  23

Notes to financial statements (unaudited)
For the six months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2023, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or

24  |  Allspring Opportunity Fund

Notes to financial statements (unaudited)
reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.18%
Class C	1.93
Class R6	0.72
Administrator Class	1.00
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2023, Allspring Funds Distributor received $607 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2023 were $229,465,936 and $310,749,469, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2023, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate

Allspring Opportunity Fund  |  25

Notes to financial statements (unaudited)
agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26  |  Allspring Opportunity Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Opportunity Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring Opportunity Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Opportunity Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring Opportunity Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04042023-230mycww 05-23
SAR3002 03-23

Semi-Annual Report
March 31, 2023
Allspring
Special Mid Cap Value Fund

The views expressed and any forward-looking statements are as of March 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Special Mid Cap Value Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Special Mid Cap Value Fund for the six-month period that ended March 31, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that can now generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 15.62%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 22.13%, while the MSCI EM Index (Net) (USD)3 returned 14.04%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 4.89%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned 10.07%, the Bloomberg Municipal Bond Index6 gained 7.00%, and the ICE BofA U.S. High Yield Index7 returned 7.89%.
Despite high inflation and central bank rate hikes, markets rally.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Special Mid Cap Value Fund

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The sudden banking industry uncertainty led some clients of regional banks to transfer deposits to a handful of U.S. banking giants while bank shareholders sold stock. The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. The U.S. labor market remained resilient. The euro-area composite Purchasing Managers’ Index2 rose to 53.70, indicating expansion, for March. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
“ The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China.”

[1]	The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
[2]	The Purchasing Managers' Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.

Allspring Special Mid Cap Value Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Special Mid Cap Value Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	James M. Tringas, CFA, Bryant VonCronkhite, CFA, CPA, Shane Zweck, CFA

Average annual total returns (%) as of March 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFPAX)	7-31-2007	-7.53	7.47	9.37	-1.90	8.75	10.02	1.12	1.12
Class C (WFPCX)	7-31-2007	-3.62	7.95	9.36	-2.62	7.95	9.36	1.87	1.87
Class R (WFHHX)[3]	9-30-2015	–	–	–	-2.13	8.48	9.74	1.37	1.37
Class R6 (WFPRX)[4]	6-28-2013	–	–	–	-1.47	9.23	10.50	0.69	0.69
Administrator Class (WFMDX)	4-8-2005	–	–	–	-1.82	8.84	10.12	1.04	1.04
Institutional Class (WFMIX)	4-8-2005	–	–	–	-1.57	9.11	10.40	0.79	0.79
Russell Midcap® Value Index[5]	–	–	–	–	-9.22	6.54	8.80	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.16% for Class A, 1.91% for Class C, 1.41% for Class R, 0.73% for Class R6, 1.08% for Administrator Class, and 0.83% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Special Mid Cap Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2023[1]
LKQ Corporation	3.36
Republic Services Incorporated	3.32
Arch Capital Group Limited	3.27
Amdocs Limited	3.24
AerCap Holdings NV	3.20
Jacobs Solutions Incorporated	2.97
Vulcan Materials Company	2.69
Church & Dwight Company Incorporated	2.67
Keurig Dr. Pepper Incorporated	2.52
American Electric Power Company Incorporated	2.51
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Special Mid Cap Value Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2022 to March 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2022	Ending account value 3-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,147.65	$6.00	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.64	1.12%
Class C
Actual	$1,000.00	$1,143.57	$9.99	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.61	$9.40	1.87%
Class R
Actual	$1,000.00	$1,146.17	$7.33	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.89	1.37%
Class R6
Actual	$1,000.00	$1,150.26	$3.70	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48	0.69%
Administrator Class
Actual	$1,000.00	$1,148.16	$5.57	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Institutional Class
Actual	$1,000.00	$1,149.62	$4.23	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.99	$3.98	0.79%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 94.83%
Communication services: 0.71%
Interactive media & services: 0.71%
Match Group Incorporated †	2,166,800	$ 83,183,452
Consumer discretionary: 10.39%
Automobile components: 1.84%
Aptiv plc †	1,079,830	121,146,128
Lear Corporation	677,800	94,546,322
		215,692,450
Distributors: 3.36%
LKQ Corporation	6,955,700	394,805,532
Hotels, restaurants & leisure: 2.24%
The Wendy's Company	3,900,500	84,952,890
Yum China Holdings Incorporated	2,808,100	178,005,459
		262,958,349
Household durables: 2.78%
D.R. Horton Incorporated	2,999,800	293,050,462
Helen of Troy Limited †	358,500	34,118,445
		327,168,907
Specialty retail: 0.17%
Foot Locker Incorporated	497,900	19,761,651
Consumer staples: 7.67%
Beverages: 2.52%
Keurig Dr. Pepper Incorporated	8,381,514	295,699,814
Household products: 5.15%
Church & Dwight Company Incorporated	3,554,500	314,253,345
Reynolds Consumer Products Incorporated ♠	10,578,400	290,906,000
		605,159,345
Energy: 5.91%
Energy equipment & services: 1.43%
Baker Hughes Company	3,974,000	114,689,640
NOV Incorporated	2,880,800	53,323,608
		168,013,248
Oil, gas & consumable fuels: 4.48%
Devon Energy Corporation	2,518,600	127,466,346
EOG Resources Incorporated	1,721,200	197,301,156
Valero Energy Corporation	1,443,000	201,442,800
		526,210,302
Financials: 15.41%
Banks: 3.18%
Citizens Financial Group Incorporated	1,721,500	52,281,955
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Banks (continued)
Fifth Third Bancorp	7,455,600	$ 198,617,184
Regions Financial Corporation	6,595,800	122,418,048
		373,317,187
Capital markets: 0.00%
Pershing Square Escrow Shares ♦†	7,483,000	0
Consumer finance: 0.76%
Discover Financial Services	908,600	89,806,024
Insurance: 9.42%
Arch Capital Group Limited †	5,658,700	384,055,969
Axis Capital Holdings Limited	873,600	47,628,672
Brown & Brown Incorporated	4,863,000	279,233,460
Loews Corporation	2,725,800	158,150,916
The Allstate Corporation	2,139,700	237,100,157
		1,106,169,174
Mortgage REITs: 2.05%
Annaly Capital Management Incorporated	12,579,749	240,399,003
Health care: 7.17%
Health care equipment & supplies: 5.54%
Alcon Incorporated	4,146,400	292,487,056
Teleflex Incorporated	605,000	153,252,550
Zimmer Biomet Holdings Incorporated	1,583,900	204,639,880
		650,379,486
Life sciences tools & services: 1.63%
Charles River Laboratories International Incorporated †	952,514	192,236,375
Industrials: 20.67%
Aerospace & defense: 0.99%
L3Harris Technologies Incorporated	592,700	116,311,448
Building products: 3.43%
Builders FirstSource Incorporated †	1,352,400	120,066,072
Carlisle Companies Incorporated	1,250,400	282,677,928
		402,744,000
Commercial services & supplies: 3.32%
Republic Services Incorporated	2,883,600	389,920,392
Construction & engineering: 3.18%
APi Group Corporation †	4,711,716	105,919,385
MasTec Incorporated †	2,840,700	268,275,708
		374,195,093
Machinery: 2.67%
Donaldson Company Incorporated	3,071,200	200,672,208
Gates Industrial Corporation plc †	8,126,532	112,877,529
		313,549,737
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Professional services: 3.88%
Dun & Bradstreet Holdings Incorporated	9,086,946	$ 106,680,746
Jacobs Solutions Incorporated	2,969,100	348,898,941
		455,579,687
Trading companies & distributors: 3.20%
AerCap Holdings NV †	6,684,200	375,852,566
Information technology: 8.08%
Financial services: 2.34%
Euronet Worldwide Incorporated †	2,456,500	274,882,350
IT services: 3.24%
Amdocs Limited	3,955,900	379,885,077
Semiconductors & semiconductor equipment: 0.60%
ON Semiconductor Corporation †	858,600	70,679,952
Software: 1.90%
NCR Corporation †	4,937,700	116,480,343
Synopsys Incorporated †	276,600	106,836,750
		223,317,093
Materials: 5.89%
Chemicals: 0.86%
Huntsman Corporation	3,694,800	101,089,728
Construction materials: 2.69%
Vulcan Materials Company	1,844,100	316,373,796
Containers & packaging: 0.81%
AptarGroup Incorporated	803,300	94,942,027
Metals & mining: 1.53%
Freeport-McMoRan Incorporated	4,395,100	179,803,541
Real estate: 6.24%
Office REITs: 1.19%
Boston Properties Incorporated	2,575,900	139,407,708
Real estate management & development: 2.47%
CBRE Group Incorporated Class A †	3,976,200	289,507,122
Specialized REITs: 2.58%
CubeSmart	1,981,000	91,561,820
Gaming and Leisure Properties Incorporated	4,072,900	212,035,174
		303,596,994
Utilities: 6.69%
Electric utilities: 4.83%
American Electric Power Company Incorporated	3,236,300	294,470,937
FirstEnergy Corporation	6,797,100	272,291,826
		566,762,763
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Water utilities: 1.86%
American Water Works Company Incorporated	1,495,000	$ 219,002,550
Total Common stocks (Cost $8,701,962,047)		11,138,363,923

	Expiration date
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Warrant Escrow Shares ♦†	7-24-2025	769,690	0
Total Warrants (Cost $4,560,928)			0

		Yield
Short-term investments: 5.05%
Investment companies: 5.05%
Allspring Government Money Market Fund Select Class ♠∞		4.69%	593,825,763	593,825,763
Total Short-term investments (Cost $593,825,763)				593,825,763
Total investments in securities (Cost $9,300,348,738)	99.88%			11,732,189,686
Other assets and liabilities, net	0.12			13,595,398
Total net assets	100.00%			$11,745,785,084

†	Non-income-earning security
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Reynolds Consumer Products Incorporated	$272,524,977	$ 2,696,955	$ 0	$ 0	$ 15,684,068	$ 290,906,000	10,578,400	$ 4,819,742
Short-term investments
Allspring Government Money Market Fund Select Class	468,119,059	1,086,432,847	(960,726,143)	0	0	593,825,763	593,825,763	10,242,546
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	21,600,000	5,851,560	(27,452,122)	562	0	0	0	18,216 #
				$562	$15,684,068	$884,731,763		$15,080,504

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  13

Statement of assets and liabilities—March 31, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $8,431,301,043)	$ 10,847,457,923
Investments in affiliated securities, at value (cost $869,047,695)	884,731,763
Cash	4,798
Receivable for Fund shares sold	29,077,583
Receivable for dividends	25,446,518
Receivable for investments sold	10,426,279
Prepaid expenses and other assets	968,836
Total assets	11,798,113,700
Liabilities
Payable for investments purchased	28,637,693
Payable for Fund shares redeemed	15,063,287
Management fee payable	6,885,152
Administration fees payable	1,187,416
Distribution fees payable	84,638
Trustees’ fees and expenses payable	4,858
Accrued expenses and other liabilities	465,572
Total liabilities	52,328,616
Total net assets	$11,745,785,084
Net assets consist of
Paid-in capital	$ 9,063,224,131
Total distributable earnings	2,682,560,953
Total net assets	$11,745,785,084
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,298,262,153
Shares outstanding – Class A1	30,010,789
Net asset value per share – Class A	$43.26
Maximum offering price per share – Class A2	$45.90
Net assets – Class C	$ 117,637,906
Shares outstanding – Class C1	2,903,552
Net asset value per share – Class C	$40.52
Net assets – Class R	$ 24,628,316
Shares outstanding – Class R1	560,161
Net asset value per share – Class R	$43.97
Net assets – Class R6	$ 3,078,561,514
Shares outstanding – Class R6[1]	68,753,657
Net asset value per share – Class R6	$44.78
Net assets – Administrator Class	$ 309,015,388
Shares outstanding – Administrator Class[1]	6,969,167
Net asset value per share – Administrator Class	$44.34
Net assets – Institutional Class	$ 6,917,679,807
Shares outstanding – Institutional Class[1]	154,737,260
Net asset value per share – Institutional Class	$44.71
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Special Mid Cap Value Fund

Statement of operations—six months ended March 31, 2023 (unaudited)

Investment income
Dividends	$ 106,469,005
Income from affiliated securities	15,063,747
Total investment income	121,532,752
Expenses
Management fee	37,974,516
Administration fees
Class A	1,325,959
Class C	125,149
Class R	26,572
Class R6	439,405
Administrator Class	202,730
Institutional Class	4,467,507
Shareholder servicing fees
Class A	1,578,522
Class C	148,844
Class R	31,633
Administrator Class	388,645
Distribution fees
Class C	446,531
Class R	31,574
Custody and accounting fees	192,864
Professional fees	23,427
Registration fees	18,218
Shareholder report expenses	201
Trustees’ fees and expenses	11,087
Other fees and expenses	51,530
Total expenses	47,484,914
Net investment income	74,047,838
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	310,051,325
Affiliated securities	562
Net realized gains on investments	310,051,887
Net change in unrealized gains (losses) on
Unaffiliated securities	1,127,820,489
Affiliated securities	15,684,068
Net change in unrealized gains (losses) on investments	1,143,504,557
Net realized and unrealized gains (losses) on investments	1,453,556,444
Net increase in net assets resulting from operations	$1,527,604,282
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  15

Statement of changes in net assets

	Six months ended March 31, 2023 (unaudited)		Year ended September 30, 2022
Operations
Net investment income		$ 74,047,838		$ 100,142,762
Net realized gains on investments		310,051,887		840,973,766
Net change in unrealized gains (losses) on investments		1,143,504,557		(1,827,828,925)
Net increase (decrease) in net assets resulting from operations		1,527,604,282		(886,712,397)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(102,285,171)		(110,358,404)
Class C		(9,430,371)		(13,179,402)
Class R		(1,960,608)		(2,629,091)
Class R6		(237,972,216)		(285,467,612)
Administrator Class		(24,865,616)		(35,968,625)
Institutional Class		(562,285,015)		(709,096,674)
Total distributions to shareholders		(938,798,997)		(1,156,699,808)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,039,796	176,677,711	7,751,410	372,215,224
Class C	323,241	13,391,503	405,027	18,038,819
Class R	57,939	2,593,922	105,843	5,089,721
Class R6	10,177,500	464,678,061	15,938,770	778,779,921
Administrator Class	564,926	25,571,406	945,270	45,991,976
Institutional Class	20,806,461	949,629,736	34,907,411	1,701,993,232
		1,632,542,339		2,922,108,893
Reinvestment of distributions
Class A	2,185,133	94,493,841	2,107,086	100,816,278
Class C	223,322	9,002,114	275,193	12,400,184
Class R	44,728	1,960,608	54,264	2,629,091
Class R6	4,822,812	216,198,148	5,339,952	264,158,691
Administrator Class	558,463	24,747,212	731,733	35,793,083
Institutional Class	12,091,678	540,975,336	13,797,049	681,214,678
		887,377,259		1,097,012,005
Payment for shares redeemed
Class A	(3,036,206)	(133,676,907)	(6,023,376)	(285,845,424)
Class C	(461,259)	(19,125,608)	(705,880)	(31,262,478)
Class R	(97,923)	(4,425,187)	(183,311)	(8,874,137)
Class R6	(6,142,414)	(280,540,133)	(19,063,414)	(935,061,047)
Administrator Class	(1,153,335)	(52,536,067)	(2,433,931)	(118,746,155)
Institutional Class	(25,000,528)	(1,142,068,827)	(44,254,040)	(2,144,475,188)
		(1,632,372,729)		(3,524,264,429)
Net increase in net assets resulting from capital share transactions		887,546,869		494,856,469
Total increase (decrease) in net assets		1,476,352,154		(1,548,555,736)
Net assets
Beginning of period		10,269,432,930		11,817,988,666
End of period		$11,745,785,084		$10,269,432,930
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Special Mid Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$40.97	$49.22	$35.33	$39.63	$37.59	$37.49
Net investment income	0.18	0.22	0.13	0.18	0.26	0.15
Net realized and unrealized gains (losses) on investments	5.84	(3.63)	13.91	(2.85)	2.54	1.50
Total from investment operations	6.02	(3.41)	14.04	(2.67)	2.80	1.65
Distributions to shareholders from
Net investment income	(0.32)	(0.11)	(0.15)	(0.23)	(0.17)	(0.23)
Net realized gains	(3.41)	(4.73)	0.00	(1.40)	(0.59)	(1.32)
Total distributions to shareholders	(3.73)	(4.84)	(0.15)	(1.63)	(0.76)	(1.55)
Net asset value, end of period	$43.26	$40.97	$49.22	$35.33	$39.63	$37.59
Total return[1]	14.76%	(8.32)%	39.83%	(7.22)%	7.81%	4.50%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.12%	1.13%	1.14%	1.15%	1.15%
Net expenses	1.12%	1.12%	1.13%	1.14%	1.15%	1.15%
Net investment income	0.99%	0.55%	0.17%	0.56%	0.67%	0.40%
Supplemental data
Portfolio turnover rate	14%	24%	38%	51%	37%	37%
Net assets, end of period (000s omitted)	$1,298,262	$1,098,924	$1,131,411	$969,508	$1,003,560	$1,038,883

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$38.43	$46.68	$33.63	$37.85	$36.02	$36.03
Net investment income (loss)	0.07	(0.11)	(0.25) [1]	(0.11)	(0.07)	(0.14)
Net realized and unrealized gains (losses) on investments	5.43	(3.41)	13.30	(2.71)	2.49	1.46
Total from investment operations	5.50	(3.52)	13.05	(2.82)	2.42	1.32
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.01)
Net realized gains	(3.41)	(4.73)	0.00	(1.40)	(0.59)	(1.32)
Total distributions to shareholders	(3.41)	(4.73)	0.00	(1.40)	(0.59)	(1.33)
Net asset value, end of period	$40.52	$38.43	$46.68	$33.63	$37.85	$36.02
Total return[2]	14.36%	(9.03)%	38.80%	(7.89)%	7.00%	3.72%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.87%	1.88%	1.89%	1.90%	1.90%
Net expenses	1.87%	1.87%	1.88%	1.89%	1.90%	1.90%
Net investment income (loss)	0.23%	(0.22)%	(0.58)%	(0.19)%	(0.09)%	(0.35)%
Supplemental data
Portfolio turnover rate	14%	24%	38%	51%	37%	37%
Net assets, end of period (000s omitted)	$117,638	$108,314	$132,741	$110,318	$147,086	$174,839

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Special Mid Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$41.50	$49.81	$35.74	$40.10	$38.09	$38.08
Net investment income (loss)	0.16	0.13	(0.04) [1]	0.09	0.17	0.09
Net realized and unrealized gains (losses) on investments	5.88	(3.71)	14.15	(2.90)	2.57	1.49
Total from investment operations	6.04	(3.58)	14.11	(2.81)	2.74	1.58
Distributions to shareholders from
Net investment income	(0.16)	0.00	(0.04)	(0.15)	(0.14)	(0.25)
Net realized gains	(3.41)	(4.73)	0.00	(1.40)	(0.59)	(1.32)
Total distributions to shareholders	(3.57)	(4.73)	(0.04)	(1.55)	(0.73)	(1.57)
Net asset value, end of period	$43.97	$41.50	$49.81	$35.74	$40.10	$38.09
Total return[2]	14.62%	(8.55)%	39.51%	(7.45)%	7.52%	4.23%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.37%	1.38%	1.39%	1.40%	1.40%
Net expenses	1.37%	1.37%	1.38%	1.39%	1.40%	1.40%
Net investment income (loss)	0.72%	0.28%	(0.08)%	0.31%	0.43%	0.18%
Supplemental data
Portfolio turnover rate	14%	24%	38%	51%	37%	37%
Net assets, end of period (000s omitted)	$24,628	$23,048	$28,821	$24,705	$31,961	$24,575

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$42.36	$50.72	$36.39	$40.76	$38.67	$38.52
Net investment income	0.30	0.46	0.29	0.36	0.40	0.32 [1]
Net realized and unrealized gains (losses) on investments	6.03	(3.79)	14.36	(2.94)	2.62	1.55
Total from investment operations	6.33	(3.33)	14.65	(2.58)	3.02	1.87
Distributions to shareholders from
Net investment income	(0.50)	(0.30)	(0.32)	(0.39)	(0.34)	(0.40)
Net realized gains	(3.41)	(4.73)	0.00	(1.40)	(0.59)	(1.32)
Total distributions to shareholders	(3.91)	(5.03)	(0.32)	(1.79)	(0.93)	(1.72)
Net asset value, end of period	$44.78	$42.36	$50.72	$36.39	$40.76	$38.67
Total return[2]	15.03%	(7.93)%	40.44%	(6.84)%	8.28%	4.95%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.69%	0.70%	0.71%	0.72%	0.72%
Net expenses	0.69%	0.69%	0.70%	0.71%	0.72%	0.72%
Net investment income	1.43%	0.96%	0.60%	0.99%	1.12%	0.85%
Supplemental data
Portfolio turnover rate	14%	24%	38%	51%	37%	37%
Net assets, end of period (000s omitted)	$3,078,562	$2,537,407	$2,925,693	$2,103,895	$2,094,860	$1,493,787

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Special Mid Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$41.90	$50.22	$36.02	$40.35	$38.23	$38.12
Net investment income	0.24	0.39	0.23	0.24 [1]	0.27 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	5.94	(3.85)	14.13	(2.93)	2.61	1.52
Total from investment operations	6.18	(3.46)	14.36	(2.69)	2.88	1.70
Distributions to shareholders from
Net investment income	(0.33)	(0.13)	(0.16)	(0.24)	(0.17)	(0.27)
Net realized gains	(3.41)	(4.73)	0.00	(1.40)	(0.59)	(1.32)
Total distributions to shareholders	(3.74)	(4.86)	(0.16)	(1.64)	(0.76)	(1.59)
Net asset value, end of period	$44.34	$41.90	$50.22	$36.02	$40.35	$38.23
Total return[2]	14.82%	(8.26)%	39.96%	(7.15)%	7.88%	4.58%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.04%	1.05%	1.06%	1.07%	1.07%
Net expenses	1.04%	1.04%	1.05%	1.06%	1.07%	1.07%
Net investment income	1.05%	0.60%	0.25%	0.65%	0.72%	0.47%
Supplemental data
Portfolio turnover rate	14%	24%	38%	51%	37%	37%
Net assets, end of period (000s omitted)	$309,015	$293,286	$389,512	$324,727	$604,126	$978,368

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Special Mid Cap Value Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$42.28	$50.63	$36.33	$40.70	$38.61	$38.47
Net investment income	0.29	0.42	0.24	0.32	0.38 [1]	0.26
Net realized and unrealized gains (losses) on investments	6.00	(3.78)	14.35	(2.94)	2.60	1.56
Total from investment operations	6.29	(3.36)	14.59	(2.62)	2.98	1.82
Distributions to shareholders from
Net investment income	(0.45)	(0.26)	(0.29)	(0.35)	(0.30)	(0.36)
Net realized gains	(3.41)	(4.73)	0.00	(1.40)	(0.59)	(1.32)
Total distributions to shareholders	(3.86)	(4.99)	(0.29)	(1.75)	(0.89)	(1.68)
Net asset value, end of period	$44.71	$42.28	$50.63	$36.33	$40.70	$38.61
Total return[2]	14.96%	(8.01)%	40.30%	(6.93)%	8.17%	4.84%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.80%	0.81%	0.82%	0.82%
Net expenses	0.79%	0.79%	0.80%	0.81%	0.82%	0.82%
Net investment income	1.31%	0.86%	0.50%	0.89%	1.00%	0.73%
Supplemental data
Portfolio turnover rate	14%	24%	38%	51%	37%	37%
Net assets, end of period (000s omitted)	$6,917,680	$6,208,455	$7,209,810	$5,197,362	$5,349,953	$4,937,901

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Mid Cap Value Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the

Allspring Special Mid Cap Value Fund  |  23

Notes to financial statements (unaudited)
collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2023, the aggregate cost of all investments for federal income tax purposes was $8,013,694,136 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 4,916,778,708
Gross unrealized losses	(1,198,283,158)
Net unrealized gains	$ 3,718,495,550
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24  |  Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 83,183,452	$0	$0	$ 83,183,452
Consumer discretionary	1,220,386,889	0	0	1,220,386,889
Consumer staples	900,859,159	0	0	900,859,159
Energy	694,223,550	0	0	694,223,550
Financials	1,809,691,388	0	0	1,809,691,388
Health care	842,615,861	0	0	842,615,861
Industrials	2,428,152,923	0	0	2,428,152,923
Information technology	948,764,472	0	0	948,764,472
Materials	692,209,092	0	0	692,209,092
Real estate	732,511,824	0	0	732,511,824
Utilities	785,765,313	0	0	785,765,313
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	593,825,763	0	0	593,825,763
Total assets	$11,732,189,686	$0	$0	$11,732,189,686
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2023, the management fee was equivalent to an annual rate of 0.66% of the Fund’s average daily net assets.

Allspring Special Mid Cap Value Fund  |  25

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.16%
Class C	1.91
Class R	1.41
Class R6	0.73
Administrator Class	1.08
Institutional Class	0.83
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares and up to 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2023, Allspring Funds Distributor received $26,644 from the sale of Class A shares and $2 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2023.

26  |  Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2023 were $1,517,780,719 and $1,680,061,275, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2023, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8. REDEMPTIONS IN-KIND
During the year ended September 30, 2022, the Fund redeemed assets through in-kind redemptions for shareholders in Class R6. The redemption transactions are reflected on the Statement of Changes in Net Assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Fund redeemed by the shareholder was as follows:
Date	Value of securities issued	Cash	Realized losses	% of the Fund
7-8-2022	$ 73,359,439	$1,497,238	$(7,233,287)	0.68%

Allspring Special Mid Cap Value Fund  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Allspring Special Mid Cap Value Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Special Mid Cap Value Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Allspring Special Mid Cap Value Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Special Mid Cap Value Fund  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04042023-gxvlwsxg 05-23
SAR3323 03-23

Semi-Annual Report
March 31, 2023
Allspring
Diversified Capital Builder Fund

The views expressed and any forward-looking statements are as of March 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Diversified Capital Builder Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Diversified Capital Builder Fund for the six-month period that ended March 31, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that can now generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 15.62%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 22.13%, while the MSCI EM Index (Net) (USD)3 returned 14.04%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 4.89%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned 10.07%, the Bloomberg Municipal Bond Index6 gained 7.00%, and the ICE BofA U.S. High Yield Index7 returned 7.89%.
Despite high inflation and central bank rate hikes, markets rally.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Diversified Capital Builder Fund

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The sudden banking industry uncertainty led some clients of regional banks to transfer deposits to a handful of U.S. banking giants while bank shareholders sold stock. The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. The U.S. labor market remained resilient. The euro-area composite Purchasing Managers’ Index2 rose to 53.70, indicating expansion, for March. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
“ The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China.”

[1]	The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
[2]	The Purchasing Managers' Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.

Allspring Diversified Capital Builder Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Diversified Capital Builder Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Robert Junkin, Margaret Patel

Average annual total returns (%) as of March 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKBAX)	1-20-1998	-9.91	6.71	9.27	-4.41	7.98	9.91	1.11	1.11
Class C (EKBCX)	1-22-1998	-6.11	7.17	9.25	-5.11	7.17	9.25	1.86	1.86
Administrator Class (EKBDX)	7-30-2010	–	–	–	-4.37	8.06	10.04	1.03	1.03
Institutional Class (EKBYX)	1-26-1998	–	–	–	-4.13	8.33	10.30	0.78	0.78
Diversified Capital Builder Blended Index[3]	–	–	–	–	-7.04	9.02	10.07	–	–
ICE BofA U.S. Cash Pay High Yield Index[4]	–	–	–	–	-3.41	3.08	4.03	–	–
Russell 1000® Index[5]	–	–	–	–	-8.39	10.87	12.01	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.12% for Class A, 1.87% for Class C, 1.05% for Administrator Class, and 0.78% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Source: Allspring Funds Management, LLC. The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash Pay High Yield Index. You cannot invest directly in an index.
[4]	The ICE BofA U.S. Cash Pay High Yield Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
[5]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, high-yield securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

6  |  Allspring Diversified Capital Builder Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2023[1]
Broadcom Incorporated	4.40
L3Harris Technologies Incorporated	4.26
Amphenol Corporation Class A	4.26
Leidos Holdings Incorporated	3.74
Advanced Micro Devices Incorporated	3.60
The Timken Company	3.32
Berry Global Group Incorporated	3.25
Microchip Technology Incorporated	2.67
AbbVie Incorporated	2.62
Parker-Hannifin Corporation	2.43
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Diversified Capital Builder Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2022 to March 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2022	Ending account value 3-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,167.62	$ 6.00	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$ 5.59	1.11%
Class C
Actual	$1,000.00	$1,164.07	$10.04	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$ 9.35	1.86%
Administrator Class
Actual	$1,000.00	$1,167.91	$ 5.57	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$ 5.19	1.03%
Institutional Class
Actual	$1,000.00	$1,169.87	$ 4.22	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$ 3.93	0.78%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 79.94%
Energy: 0.61%
Oil, gas & consumable fuels: 0.61%
ONEOK Incorporated	100,000	$ 6,354,000
Financials: 5.00%
Banks: 5.00%
Bank of America Corporation	600,000	17,160,000
PNC Financial Services Group Incorporated	135,000	17,158,500
Regions Financial Corporation	490,000	9,094,400
US Bancorp	230,000	8,291,500
		51,704,400
Health care: 12.20%
Biotechnology: 4.49%
AbbVie Incorporated	170,000	27,092,900
Amgen Incorporated	80,000	19,340,000
		46,432,900
Health care equipment & supplies: 0.91%
Abbott Laboratories	35,000	3,544,098
Becton Dickinson & Company	20,000	4,950,800
STERIS plc	5,000	956,400
		9,451,298
Life sciences tools & services: 3.96%
Bio-Rad Laboratories Incorporated Class A †	15,000	7,185,300
Charles River Laboratories International Incorporated †	30,000	6,054,600
Danaher Corporation	40,000	10,081,600
IQVIA Holdings Incorporated †	60,000	11,933,400
Thermo Fisher Scientific Incorporated	10,000	5,763,700
		41,018,600
Pharmaceuticals: 2.84%
Bristol-Myers Squibb Company	300,000	20,793,000
Catalent Incorporated †	50,000	3,285,500
Merck & Company Incorporated	50,000	5,319,500
		29,398,000
Industrials: 23.43%
Aerospace & defense: 5.20%
Curtiss-Wright Corporation	55,000	9,694,300
L3Harris Technologies Incorporated	225,000	44,154,000
		53,848,300
Commercial services & supplies: 0.69%
Clean Harbors Incorporated †	50,000	7,128,000
Electrical equipment: 3.60%
AMETEK Incorporated	145,000	21,072,850
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Electrical equipment (continued)
Eaton Corporation plc	85,000	$ 14,563,900
Generac Holdings Incorporated †	15,000	1,620,150
		37,256,900
Machinery: 10.20%
Crane Holdings Company	60,000	6,810,000
IDEX Corporation	80,000	18,482,400
John Bean Technologies Corporation	175,000	19,125,750
Oshkosh Corporation	20,000	1,663,600
Parker-Hannifin Corporation	75,000	25,208,250
The Timken Company	420,000	34,322,400
		105,612,400
Professional services: 3.74%
Leidos Holdings Incorporated	420,000	38,665,200
Information technology: 29.10%
Communications equipment: 2.29%
Motorola Solutions Incorporated	83,000	23,748,790
Electronic equipment, instruments & components: 7.40%
Amphenol Corporation Class A	540,000	44,128,800
Jabil Circuit Incorporated	115,000	10,138,400
Teledyne Technologies Incorporated †	50,000	22,368,000
		76,635,200
Semiconductors & semiconductor equipment: 15.60%
Advanced Micro Devices Incorporated †	380,000	37,243,800
Broadcom Incorporated	71,000	45,549,340
Marvell Technology Incorporated	500,000	21,650,000
Microchip Technology Incorporated	330,000	27,647,400
Micron Technology Incorporated	210,000	12,671,400
NVIDIA Corporation	27,000	7,499,790
Qualcomm Incorporated	50,000	6,379,000
Synaptics Incorporated †	25,000	2,778,750
		161,419,480
Software: 3.62%
Adobe Incorporated †	20,000	7,707,400
Ansys Incorporated †	30,000	9,984,000
Autodesk Incorporated †	30,000	6,244,800
Synopsys Incorporated †	35,000	13,518,750
		37,454,950
Technology hardware, storage & peripherals: 0.19%
NetApp Incorporated	30,000	1,915,500
Materials: 9.60%
Chemicals: 4.86%
Celanese Corporation Series A	40,000	4,355,600
Eastman Chemical Company	160,000	13,494,400
Huntsman Corporation	315,000	8,618,400
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Chemicals (continued)
Olin Corporation	210,000	$ 11,655,000
Westlake Chemical Corporation	105,000	12,177,900
		50,301,300
Containers & packaging: 4.74%
AptarGroup Incorporated	76,500	9,041,535
Berry Global Group Incorporated	570,000	33,573,000
Sealed Air Corporation	140,000	6,427,400
		49,041,935
Total Common stocks (Cost $638,988,802)		827,387,153

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 15.38%
Consumer staples: 1.21%
Food products: 0.72%
Post Holdings Incorporated 144A	4.50%	9-15-2031	$ 8,435,000	7,423,644
Household durables: 0.49%
Spectrum Brands Incorporated 144A	3.88	3-15-2031	6,200,000	5,070,465
Health care: 2.61%
Health care equipment & supplies: 0.47%
Hologic Incorporated 144A	3.25	2-15-2029	5,440,000	4,839,791
Health care providers & services: 1.84%
AMN Healthcare Incorporated 144A	4.00	4-15-2029	1,000,000	885,000
AMN Healthcare Incorporated 144A	4.63	10-1-2027	1,000,000	926,903
Catalent Pharma Solutions Incorporated 144A	3.13	2-15-2029	1,000,000	879,108
Davita Incorporated 144A	4.63	6-1-2030	13,550,000	11,566,145
Encompass Health Corporation	4.63	4-1-2031	5,500,000	4,804,498
				19,061,654
Life sciences tools & services: 0.17%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	2,000,000	1,749,989
Pharmaceuticals: 0.13%
Organon Finance 1 LLC 144A	5.13	4-30-2031	1,500,000	1,331,464
Industrials: 2.97%
Aerospace & defense: 1.06%
TransDigm Group Incorporated	4.63	1-15-2029	9,000,000	8,001,000
TransDigm Group Incorporated	6.38	6-15-2026	3,000,000	2,932,500
				10,933,500
Commercial services & supplies: 1.06%
ACCO Brands Corporation 144A	4.25	3-15-2029	2,000,000	1,726,520
Clean Harbors Incorporated 144A	6.38	2-1-2031	8,000,000	8,162,040
Stericycle Incorporated 144A	3.88	1-15-2029	1,310,000	1,143,608
				11,032,168
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Construction & engineering: 0.85%
Dycom Industries Incorporated 144A	4.50%	4-15-2029	$ 9,720,000	$ 8,772,300
Information technology: 1.79%
Electronic equipment, instruments & components: 0.75%
TTM Technologies Incorporated 144A	4.00	3-1-2029	8,890,000	7,734,300
IT services: 0.37%
Gartner Incorporated 144A	3.63	6-15-2029	4,350,000	3,881,527
Semiconductors & semiconductor equipment: 0.67%
Synaptics Incorporated 144A	4.00	6-15-2029	8,000,000	6,889,087
Materials: 3.82%
Chemicals: 2.00%
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	8,188,362
Tronox Incorporated 144A	4.63	3-15-2029	5,310,000	4,446,594
Valvoline Incorporated 144A	3.63	6-15-2031	9,495,000	8,057,077
				20,692,033
Containers & packaging: 1.82%
Ball Corporation	2.88	8-15-2030	12,000,000	9,995,460
Berry Global Incorporated 144A	4.50	2-15-2026	1,189,000	1,144,413
Sealed Air Corporation 144A	5.00	4-15-2029	5,000,000	4,698,238
Sealed Air Corporation 144A	6.13	2-1-2028	3,000,000	3,033,465
				18,871,576
Real estate: 1.86%
Specialized REITs: 1.86%
Iron Mountain Incorporated 144A	4.50	2-15-2031	12,350,000	10,612,726
SBA Communications Corporation	3.13	2-1-2029	10,000,000	8,699,400
				19,312,126
Utilities: 1.12%
Electric utilities: 0.09%
NRG Energy Incorporated 144A	5.25	6-15-2029	1,000,000	928,365
Independent power & renewable electricity producers: 1.03%
Vistra Operations Company LLC 144A	4.38	5-1-2029	12,000,000	10,624,984
Total Corporate bonds and notes (Cost $177,567,018)				159,148,973
Yankee corporate bonds and notes: 0.96%
Industrials: 0.25%
Electrical equipment: 0.25%
Sensata Technologies BV 144A	4.00	4-15-2029	2,880,000	2,602,008
Information technology: 0.41%
Technology hardware, storage & peripherals: 0.41%
Seagate HDD	3.13	7-15-2029	1,500,000	1,188,484
Seagate HDD	4.09	6-1-2029	3,488,000	3,081,635
				4,270,119
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 0.30%
Chemicals: 0.30%
Methanex Corporation	5.25%	12-15-2029	$ 3,293,000	$ 3,078,263
Total Yankee corporate bonds and notes (Cost $11,122,653)				9,950,390

		Yield	Shares
Short-term investments: 3.93%
Investment companies: 3.93%
Allspring Government Money Market Fund Select Class ♠∞		4.69	40,698,119	40,698,119
Total Short-term investments (Cost $40,698,119)				40,698,119
Total investments in securities (Cost $868,376,592)	100.21%			1,037,184,635
Other assets and liabilities, net	(0.21)			(2,208,115)
Total net assets	100.00%			$1,034,976,520

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$45,655,057	$119,174,092	$(124,131,030)	$ 0	$0	$ 40,698,119	40,698,119	$ 278,170
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	853,650	10,415,155	(11,268,545)	(260)	0	0	0	21,117 #
				$ (260)	$0	$40,698,119		$299,287

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  13

Statement of assets and liabilities—March 31, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $827,678,473)	$ 996,486,516
Investments in affiliated securities, at value (cost $40,698,119)	40,698,119
Cash	14
Receivable for investments sold	6,248,637
Receivable for Fund shares sold	2,874,403
Receivable for dividends and interest	2,720,745
Receivable for securities lending income, net	34
Prepaid expenses and other assets	113,884
Total assets	1,049,142,352
Liabilities
Payable for investments purchased	12,261,238
Payable for Fund shares redeemed	890,681
Management fee payable	571,426
Administration fees payable	168,944
Distribution fee payable	73,255
Trustees’ fees and expenses payable	42
Accrued expenses and other liabilities	200,246
Total liabilities	14,165,832
Total net assets	$1,034,976,520
Net assets consist of
Paid-in capital	$ 821,357,679
Total distributable earnings	213,618,841
Total net assets	$1,034,976,520
Computation of net asset value and offering price per share
Net assets – Class A	$ 588,738,830
Shares outstanding – Class A1	54,771,052
Net asset value per share – Class A	$10.75
Maximum offering price per share – Class A2	$11.41
Net assets – Class C	$ 109,990,117
Shares outstanding – Class C1	10,281,966
Net asset value per share – Class C	$10.70
Net assets – Administrator Class	$ 7,843,545
Shares outstanding – Administrator Class[1]	729,022
Net asset value per share – Administrator Class	$10.76
Net assets – Institutional Class	$ 328,404,028
Shares outstanding – Institutional Class[1]	30,828,523
Net asset value per share – Institutional Class	$10.65
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Diversified Capital Builder Fund

Statement of operations—six months ended March 31, 2023 (unaudited)

Investment income
Dividends	$ 6,700,333
Interest	3,618,443
Income from affiliated securities	282,808
Total investment income	10,601,584
Expenses
Management fee	3,160,572
Administration fees
Class A	609,274
Class C	113,343
Administrator Class	5,072
Institutional Class	206,661
Shareholder servicing fees
Class A	723,956
Class C	134,893
Administrator Class	9,755
Distribution fee
Class C	404,289
Custody and accounting fees	25,913
Professional fees	33,395
Registration fees	18,155
Shareholder report expenses	37,768
Trustees’ fees and expenses	11,087
Other fees and expenses	22,623
Total expenses	5,516,756
Less: Fee waivers and/or expense reimbursements
Administrator Class	(6)
Institutional Class	(5,227)
Net expenses	5,511,523
Net investment income	5,090,061
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	44,533,728
Affiliated securities	(260)
Net realized gains on investments	44,533,468
Net change in unrealized gains (losses) on investments	104,609,798
Net realized and unrealized gains (losses) on investments	149,143,266
Net increase in net assets resulting from operations	$154,233,327
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  15

Statement of changes in net assets

	Six months ended March 31, 2023 (unaudited)		Year ended September 30, 2022
Operations
Net investment income		$ 5,090,061		$ 9,090,644
Net realized gains on investments		44,533,468		104,792,091
Net change in unrealized gains (losses) on investments		104,609,798		(245,737,953)
Net increase (decrease) in net assets resulting from operations		154,233,327		(131,855,218)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(62,781,673)		(48,856,763)
Class C		(11,258,926)		(8,492,157)
Administrator Class		(844,131)		(628,563)
Institutional Class		(35,084,247)		(28,118,033)
Total distributions to shareholders		(109,968,977)		(86,095,516)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,389,922	14,873,552	1,895,248	23,198,979
Class C	596,272	6,336,297	839,411	10,172,964
Administrator Class	45,113	484,899	158,199	1,917,899
Institutional Class	3,225,700	34,501,751	5,116,605	62,971,289
		56,196,499		98,261,131
Reinvestment of distributions
Class A	5,707,304	59,687,338	3,668,175	46,644,848
Class C	1,065,615	11,082,145	657,011	8,377,639
Administrator Class	80,379	841,385	49,242	626,639
Institutional Class	3,144,518	32,628,990	2,056,821	25,879,740
		104,239,858		81,528,866
Payment for shares redeemed
Class A	(4,320,528)	(46,282,386)	(5,621,756)	(68,933,571)
Class C	(1,178,992)	(12,612,050)	(1,808,544)	(21,983,302)
Administrator Class	(123,917)	(1,333,595)	(131,220)	(1,620,634)
Institutional Class	(4,017,850)	(42,760,013)	(7,289,533)	(87,696,578)
		(102,988,044)		(180,234,085)
Net increase (decrease) in net assets resulting from capital share transactions		57,448,313		(444,088)
Total increase (decrease) in net assets		101,712,663		(218,394,822)
Net assets
Beginning of period		933,263,857		1,151,658,679
End of period		$1,034,976,520		$ 933,263,857
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Diversified Capital Builder Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.29	$12.64	$10.88	$10.71	$10.88	$10.30
Net investment income	0.05	0.10 [1]	0.09	0.11	0.14	0.10
Net realized and unrealized gains (losses) on investments	1.63	(1.50)	1.87	0.63	0.37	1.06
Total from investment operations	1.68	(1.40)	1.96	0.74	0.51	1.16
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.10)	(0.13)	(0.14)	(0.09)
Net realized gains	(1.17)	(0.85)	(0.10)	(0.44)	(0.54)	(0.49)
Total distributions to shareholders	(1.22)	(0.95)	(0.20)	(0.57)	(0.68)	(0.58)
Net asset value, end of period	$10.75	$10.29	$12.64	$10.88	$10.71	$10.88
Total return[2]	16.76%	(12.45)%	18.18%	7.26%	5.60%	11.72%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.11%	1.11%	1.11%	1.12%	1.11%
Net expenses	1.11%	1.10%	1.11%	1.11%	1.12%	1.11%
Net investment income	0.98%	0.77%	0.76%	1.09%	1.38%	0.96%
Supplemental data
Portfolio turnover rate	18%	19%	28%	44%	61%	31%
Net assets, end of period (000s omitted)	$588,739	$534,863	$657,696	$601,951	$616,346	$574,760

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.24	$12.58	$10.86	$10.69	$10.86	$10.28
Net investment income	0.01	0.00 [1,2]	0.00 [1,2]	0.03	0.06	0.02
Net realized and unrealized gains (losses) on investments	1.63	(1.48)	1.86	0.63	0.37	1.06
Total from investment operations	1.64	(1.48)	1.86	0.66	0.43	1.08
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.04)	(0.05)	(0.06)	(0.01)
Net realized gains	(1.17)	(0.85)	(0.10)	(0.44)	(0.54)	(0.49)
Total distributions to shareholders	(1.18)	(0.86)	(0.14)	(0.49)	(0.60)	(0.50)
Net asset value, end of period	$10.70	$10.24	$12.58	$10.86	$10.69	$10.86
Total return[3]	16.41%	(13.12)%	17.25%	6.44%	4.81%	10.88%
Ratios to average net assets (annualized)
Gross expenses	1.86%	1.85%	1.86%	1.86%	1.87%	1.87%
Net expenses	1.86%	1.85%	1.86%	1.86%	1.87%	1.87%
Net investment income	0.23%	0.02%	0.01%	0.34%	0.65%	0.21%
Supplemental data
Portfolio turnover rate	18%	19%	28%	44%	61%	31%
Net assets, end of period (000s omitted)	$109,990	$100,367	$127,209	$121,947	$118,297	$131,601

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Diversified Capital Builder Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.30	$12.64	$10.89	$10.72	$10.89	$10.32
Net investment income	0.06	0.11 [1]	0.10 [1]	0.12 [1]	0.15 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	1.63	(1.49)	1.86	0.63	0.37	1.06
Total from investment operations	1.69	(1.38)	1.96	0.75	0.52	1.17
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.11)	(0.14)	(0.15)	(0.11)
Net realized gains	(1.17)	(0.85)	(0.10)	(0.44)	(0.54)	(0.49)
Total distributions to shareholders	(1.23)	(0.96)	(0.21)	(0.58)	(0.69)	(0.60)
Net asset value, end of period	$10.76	$10.30	$12.64	$10.89	$10.72	$10.89
Total return[2]	16.79%	(12.30)%	18.17%	7.33%	5.67%	11.73%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.03%	1.03%	1.03%	1.04%	1.03%
Net expenses	1.03%	1.03%	1.03%	1.03%	1.04%	1.03%
Net investment income	1.06%	0.86%	0.84%	1.19%	1.47%	1.04%
Supplemental data
Portfolio turnover rate	18%	19%	28%	44%	61%	31%
Net assets, end of period (000s omitted)	$7,844	$7,489	$8,234	$6,429	$9,708	$13,821

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Capital Builder Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.20	$12.54	$10.79	$10.64	$10.81	$10.25
Net investment income	0.07	0.13 [1]	0.13	0.14	0.18	0.14
Net realized and unrealized gains (losses) on investments	1.62	(1.48)	1.86	0.62	0.36	1.05
Total from investment operations	1.69	(1.35)	1.99	0.76	0.54	1.19
Distributions to shareholders from
Net investment income	(0.07)	(0.14)	(0.14)	(0.17)	(0.17)	(0.14)
Net realized gains	(1.17)	(0.85)	(0.10)	(0.44)	(0.54)	(0.49)
Total distributions to shareholders	(1.24)	(0.99)	(0.24)	(0.61)	(0.71)	(0.63)
Net asset value, end of period	$10.65	$10.20	$12.54	$10.79	$10.64	$10.81
Total return[2]	16.99%	(12.19)%	18.51%	7.48%	5.98%	12.04%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.78%	0.78%	0.78%	0.79%	0.79%
Net expenses	0.78%	0.77%	0.78%	0.78%	0.78%	0.78%
Net investment income	1.31%	1.10%	1.09%	1.42%	1.73%	1.30%
Supplemental data
Portfolio turnover rate	18%	19%	28%	44%	61%	31%
Net assets, end of period (000s omitted)	$328,404	$290,545	$358,519	$319,229	$359,278	$326,283

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Capital Builder Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending

Allspring Diversified Capital Builder Fund  |  21

Notes to financial statements (unaudited)
agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2023, the aggregate cost of all investments for federal income tax purposes was $868,429,021 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$231,939,835
Gross unrealized losses	(63,184,221)
Net unrealized gains	$168,755,614
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22  |  Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$ 6,354,000	$ 0	$0	$ 6,354,000
Financials	51,704,400	0	0	51,704,400
Health care	126,300,798	0	0	126,300,798
Industrials	242,510,800	0	0	242,510,800
Information technology	301,173,920	0	0	301,173,920
Materials	99,343,235	0	0	99,343,235
Corporate bonds and notes	0	159,148,973	0	159,148,973
Yankee corporate bonds and notes	0	9,950,390	0	9,950,390
Short-term investments
Investment companies	40,698,119	0	0	40,698,119
Total assets	$868,085,272	$169,099,363	$0	$1,037,184,635
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Allspring Diversified Capital Builder Fund  |  23

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended March 31, 2023, the management fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.12%
Class C	1.87
Administrator Class	1.05
Institutional Class	0.78
Prior to February 1, 2023, the Fund's expenses were contractually capped at 1.13% for Class A and 1.88% for Class C.

24  |  Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2023, Allspring Funds Distributor received $13,406 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2023 were $174,875,290 and $199,433,801, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2023, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Diversified Capital Builder Fund  |  25

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Allspring Diversified Capital Builder Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Diversified Capital Builder Fund  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Allspring Diversified Capital Builder Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Diversified Capital Builder Fund  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04042023-o1evyzc6 05-23
SAR4324 03-23

Semi-Annual Report
March 31, 2023
Allspring
Diversified Income Builder Fund

The views expressed and any forward-looking statements are as of March 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Diversified Income Builder Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Diversified Income Builder Fund for the six-month period that ended March 31, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that can now generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 15.62%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 22.13%, while the MSCI EM Index (Net) (USD)3 returned 14.04%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 4.89%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned 10.07%, the Bloomberg Municipal Bond Index6 gained 7.00%, and the ICE BofA U.S. High Yield Index7 returned 7.89%.
Despite high inflation and central bank rate hikes, markets rally.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

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Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The sudden banking industry uncertainty led some clients of regional banks to transfer deposits to a handful of U.S. banking giants while bank shareholders sold stock. The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. The U.S. labor market remained resilient. The euro-area composite Purchasing Managers’ Index2 rose to 53.70, indicating expansion, for March. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
“ The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China.”

[1]	The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
[2]	The Purchasing Managers' Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.

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Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA, Petros N. Bocray, CFA, FRM

Average annual total returns (%) as of March 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKSAX)	4-14-1987	-12.58	0.69	3.37	-7.27	1.89	3.97	1.13	0.85
Class C (EKSCX)	2-1-1993	-8.97	1.11	3.36	-7.97	1.11	3.36	1.88	1.60
Class R6 (EKSRX)[3]	7-31-2018	–	–	–	-6.89	2.30	4.39	0.70	0.42
Administrator Class (EKSDX)	7-30-2010	–	–	–	-7.05	1.99	4.12	1.05	0.77
Institutional Class (EKSYX)	1-13-1997	–	–	–	-6.97	2.22	4.34	0.80	0.52
Diversified Income Builder Blended Index[4]	–	–	–	–	-4.48	4.63	5.83	–	–
Bloomberg U.S. Aggregate Bond Index[5]	–	–	–	–	-4.78	0.91	1.36	–	–
ICE BofA U.S. Cash Pay High Yield Index[6]	–	–	–	–	-3.41	3.08	4.03	–	–
MSCI ACWI (Net)[7]	–	–	–	–	-7.44	6.93	8.06	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.85% for Class A, 1.60% for Class C, 0.42% for Class R6, 0.77% for Administrator Class, and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	Source: Allspring Funds Management, LLC. The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018, the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% the Russell 1000® Index. You cannot invest directly in an index.
[5]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[6]	The ICE BofA U.S. Cash Pay High Yield Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Diversified Income Builder Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[7]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, high-yield securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

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Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2023[1]
Microsoft Corporation	1.83
Apple Incorporated	1.51
ING Groep NV, 6.75%, 4-16-2024	0.92
Lloyds Banking Group plc, 7.50%, 6-27-2024	0.92
Societe Generale SA, 8.00%, 2-9-2025	0.88
Amazon.com Incorporated	0.86
Bankia SA, 6.38%, 9-19-2023	0.85
Alphabet Incorporated Class A	0.78
Enviva Partners LP, 6.50%, 1-15-2026	0.77
Service Experts Issuer Series 2021-1A Class C, 5.37%, 2-2-2032	0.69
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of March 31, 2023[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

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Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2022 to March 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2022	Ending account value 3-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,076.99	$4.40	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Class C
Actual	$1,000.00	$1,074.58	$8.28	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	$8.05	1.60%
Class R6
Actual	$1,000.00	$1,079.54	$2.18	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.12	0.42%
Administrator Class
Actual	$1,000.00	$1,079.66	$3.99	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	$3.88	0.77%
Institutional Class
Actual	$1,000.00	$1,079.04	$2.70	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62	0.52%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

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Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.64%
ABPCI Direct Lending Fund Series 2022-2A Class C 144A	8.24%	3-1-2032	$1,000,000	$ 835,214
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	78,506	74,244
Cologix Data Centers Issuer Series 2021-1A Class C 144A	5.99	12-26-2051	2,400,000	2,033,386
Dryden Senior Loan Fund Series 2019-80A Class DR (U.S. SOFR 3 Month +3.10%) 144A±	7.76	1-17-2033	1,650,000	1,456,125
Sound Point CLO Limited Series 2022-1A Class D (U.S. SOFR 3 Month +3.30%) 144A±	7.96	4-25-2035	500,000	432,497
VB-S1 Issuer LLC Series 2022-1A Class F 144A	5.27	2-15-2052	1,500,000	1,352,894
Total Asset-backed securities (Cost $7,128,545)				6,184,360

	Shares
Common stocks: 30.36%
Communication services: 2.35%
Diversified telecommunication services: 0.58%
AT&T Incorporated #	44,329	853,333
Indus Towers Limited	47,372	82,584
Orange SA	30,949	367,680
PT Telekomunikasi Indonesia Persero Tbk	2,898,281	787,008
Saudi Telecom Company	10,645	113,859
		2,204,464
Entertainment: 0.05%
Live Nation Entertainment Incorporated †#	2,609	182,630
Interactive media & services: 1.18%
Alphabet Incorporated Class A †#	28,446	2,950,704
Alphabet Incorporated Class C †#	3,220	334,880
Baidu Incorporated Class A †	7,008	132,040
Meta Platforms Incorporated Class A †#	2,302	487,886
Tencent Holdings Limited	11,100	542,449
		4,447,959
Media: 0.37%
Comcast Corporation Class A #	17,804	674,950
Publicis Groupe SA	9,081	708,861
		1,383,811
Wireless telecommunication services: 0.17%
America Movil SAB de CV ADR	3,017	63,508
SK Telecom Company Limited	16,079	596,564
		660,072
Consumer discretionary: 3.65%
Automobiles: 0.85%
Bajaj Auto Limited	3,032	143,428
Bayerische Motoren Werke AG	5,940	651,016
General Motors Company #	13,550	497,014
Honda Motor Company Limited	26,500	700,956
Kia Corporation	3,058	190,844
The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Automobiles (continued)
Stellantis NV	36,257	$ 659,380
Tesla Motors Incorporated †#	1,849	383,594
		3,226,232
Broadline retail: 1.19%
Alibaba Group Holding Limited †	36,300	459,757
Amazon.com Incorporated †#	31,650	3,269,129
JD.com Incorporated Class A	20,000	436,724
MercadoLibre Incorporated †#	194	255,704
Poya International Company Limited	3,700	69,514
		4,490,828
Hotels, restaurants & leisure: 0.42%
Airbnb Incorporated Class A †#	3,740	465,256
Chipotle Mexican Grill Incorporated †#	279	476,613
Meituan Dianping †	1,110	20,138
Planet Fitness Incorporated Class A †#	6,737	523,263
Yum China Holdings Incorporated	1,500	93,941
		1,579,211
Household durables: 0.22%
Barratt Developments plc	106,947	615,456
Midea Group Company Limited Class A	27,099	212,043
		827,499
Specialty retail: 0.82%
AutoZone Incorporated †#	165	405,595
Boot Barn Holdings Incorporated †#	367	28,127
China Yongda Automobile Service Holding Company	87,000	61,805
Chow Tai Fook Jewellery Company Limited	65,000	129,161
Five Below Incorporated †#	1,957	403,083
Floor & Decor Holdings Incorporated Class A †#	4,936	484,814
Leslie's Incorporated †#	51,949	571,958
O'Reilly Automotive Incorporated †#	207	175,739
Petco Health & Wellness Company †#	3,775	33,975
Tractor Supply Company #	435	102,242
Ulta Beauty Incorporated †#	1,191	649,893
United Electronics Company	2,485	51,546
		3,097,938
Textiles, apparel & luxury goods: 0.15%
lululemon athletica Incorporated †#	636	231,625
On Holding AG Class A †#	8,275	256,773
Prada SPA	13,300	94,311
		582,709
Consumer staples: 1.06%
Beverages: 0.44%
Ambev SA	29,200	82,557
Constellation Brands Incorporated Class A #	1,401	316,472
Thai Beverage PCL	190,400	90,279
The Coca-Cola Company #	18,738	1,162,318
		1,651,626
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Consumer staples distribution & retail: 0.51%
Cencosud SA	53,709	$ 103,784
Costco Wholesale Corporation #	1,631	810,395
Magnit PJSC (Acquired 4-29-2013, cost $71,562) ♦†>	1,041	0
Sysco Corporation #	4,905	378,813
Target Corporation #	3,284	543,929
Walmart de Mexico SAB de CV	22,700	90,699
		1,927,620
Food products: 0.08%
China Feihe Limited 144A	87,000	65,203
Grupo Bimbo SAB de CV Series A	16,400	82,437
Inner Mongolia Yili Industrial Group Company Limited Class A	22,400	94,756
Tingyi Holding Corporation	37,800	63,257
		305,653
Personal care products: 0.03%
The Estee Lauder Companies Incorporated Class A #	451	111,153
Energy: 0.85%
Energy equipment & services: 0.02%
Arabian Drilling Company †	1,828	74,411
Oil, gas & consumable fuels: 0.83%
ConocoPhillips #	10,166	1,008,569
Devon Energy Corporation #	16,130	816,339
Ecopetrol SA ADR	8,429	89,010
Industries Qatar	14,023	50,250
Pembina Pipeline Corporation	22,863	740,616
Shell plc	15,893	452,928
		3,157,712
Financials: 5.35%
Banks: 1.48%
ABSA Group Limited	5,914	60,449
Alinma Bank	11,108	87,593
Bangkok Bank PCL	41,300	183,166
Bank of America Corporation #	19,763	565,222
Bank of the Philippine Islands	36,633	69,260
Bank Pekao SA	4,108	81,722
BNP Paribas SA	11,539	689,081
China Construction Bank Class H	193,000	124,909
Credicorp Limited	433	57,325
DBS Group Holdings Limited	26,100	648,891
Grupo Financiero Banorte SAB de CV	7,700	64,830
Hana Financial Group Incorporated	2,662	83,371
KB Financial Group Incorporated	2,134	77,938
National Bank of Greece SA †	9,772	47,580
Postal Savings Bank of China Company Limited H Shares 144A	1,353,000	802,405
PT Bank Mandiri Persero Tbk	84,900	58,466
PT Bank Negara Indonesia Persero Tbk	197,050	123,302
RHB Bank Bhd	46,058	58,275
Standard Bank Group Limited	6,205	60,163
Svenska Handelsbanken AB Class A	54,972	476,105
The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Banks (continued)
Tisco Financial Group PCL	20,300	$ 59,662
US Bancorp	17,432	628,424
Woori Financial Group Incorporated	55,386	487,213
		5,595,352
Capital markets: 2.00%
3i Group plc	34,996	729,438
Ares Capital Corporation #	44,749	817,788
B3 Brasil Bolsa Balcao SA	28,600	58,402
Banco BTG Pactual SA	16,804	65,148
BlackRock Incorporated #	479	320,508
China International Capital Corporation Limited H Shares 144A	55,600	111,552
CME Group Incorporated #	4,003	766,655
Hong Kong Exchanges & Clearing Limited	2,000	88,649
Interactive Brokers Group Incorporated Class A #	5,160	426,010
Intercontinental Exchange Incorporated #	2,163	225,579
LPL Financial Holdings Incorporated #	2,982	603,557
Man Group plc	189,660	552,522
MarketAxess Holdings Incorporated #	1,626	636,238
Oaktree Specialty Lending Company #	39,380	739,163
Tradeweb Markets Incorporated Class A #	17,748	1,402,447
		7,543,656
Consumer finance: 0.02%
360 DigiTech Incorporated ADR Class A	4,616	89,550
Financial services: 0.96%
Flywire Corporation †#	12,748	374,281
LIC Housing Finance Limited	32,948	132,182
MasterCard Incorporated Class A #	5,202	1,890,459
PayPal Holdings Incorporated †#	2,078	157,803
Shift4 Payments Incorporated Class A †#	3,198	242,408
Visa Incorporated Class A #	3,649	822,704
		3,619,837
Insurance: 0.75%
AXA SA	32,445	990,143
BB Seguridade Participacoes SA	108,446	695,593
Cathay Financial Holding Company	86,000	118,409
Ping An Insurance Group Company Class H	23,700	153,320
Progressive Corporation #	1,643	235,048
Sanlam Limited	28,994	91,794
Sompo Holdings Incorporated	14,200	562,676
		2,846,983
Mortgage REITs: 0.14%
Starwood Property Trust Incorporated	29,222	516,937
Health care: 3.55%
Biotechnology: 0.84%
AbbVie Incorporated #	4,801	765,135
Argenx SE †#	286	106,558
BioMarin Pharmaceutical Incorporated †#	2,373	230,751
Gilead Sciences Incorporated #	9,252	767,638
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  13

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
Horizon Therapeutics plc †#	3,524	$ 384,609
Sarepta Therapeutics Incorporated †#	1,070	147,478
Seagen Incorporated †#	1,574	318,688
Vertex Pharmaceuticals Incorporated †#	1,215	382,810
Zhejiang NHU Company Limited Class A	22,048	57,587
		3,161,254
Health care equipment & supplies: 0.87%
Boston Scientific Corporation †#	23,469	1,174,154
Hologic Incorporated †#	6,951	560,946
Insulet Corporation †#	1,261	402,209
Intuitive Surgical Incorporated †#	1,475	376,818
iRhythm Technologies Incorporated †#	971	120,433
Penumbra Incorporated †#	397	110,640
Shockwave Medical Incorporated †#	1,361	295,106
Stryker Corporation #	938	267,771
		3,308,077
Health care providers & services: 0.61%
Cardinal Health Incorporated #	3,212	242,506
Sinopharm Group Company Limited Class H	35,200	106,366
UnitedHealth Group Incorporated #	4,156	1,964,084
		2,312,956
Health care technology: 0.09%
Veeva Systems Incorporated Class A †#	1,835	337,255
Life sciences tools & services: 0.23%
Agilent Technologies Incorporated #	1,325	183,301
Bio-Techne Corporation #	1,540	114,253
Repligen Corporation †#	589	99,164
Thermo Fisher Scientific Incorporated #	192	110,663
West Pharmaceutical Services Incorporated #	1,012	350,628
		858,009
Pharmaceuticals: 0.91%
Bristol-Myers Squibb Company #	13,314	922,793
China Medical System Holding Limited	334,000	526,974
CSPC Pharmaceutical Group Limited	96,000	94,110
GSK plc	36,932	652,563
Pfizer Incorporated #	17,347	707,758
Revance Therapeutics Incorporated †#	12,099	389,709
Zoetis Incorporated #	1,007	167,605
		3,461,512
Industrials: 2.89%
Aerospace & defense: 0.06%
Embraer SA †	5,945	97,320
TransDigm Group Incorporated #	185	136,354
		233,674
Air freight & logistics: 0.07%
United Parcel Service Incorporated Class B #	1,350	261,887
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Commercial services & supplies: 0.43%
Casella Waste Systems Incorporated Class A †#	3,693	$ 305,263
Copart Incorporated †#	17,282	1,299,779
		1,605,042
Construction & engineering: 0.05%
China Communications Services Corporation Limited H Shares	164,000	80,699
China State Construction International Holdings	108,500	122,749
		203,448
Electrical equipment: 0.77%
Array Technologies Incorporated †#	9,890	216,393
Nextracker Incorporated Class A †	515	18,674
nVent Electric plc #	20,520	881,129
Schneider Electric SE	4,062	678,857
Shoals Technologies Group Class A †#	25,393	578,706
Signify NV 144A	16,216	540,724
		2,914,483
Ground transportation: 0.20%
J.B. Hunt Transport Services Incorporated	1,094	191,953
Uber Technologies Incorporated †#	17,149	543,623
		735,576
Industrial conglomerates: 0.22%
Siemens AG	4,444	719,945
The Bidvest Group Limited	8,194	116,626
		836,571
Machinery: 0.45%
AGCO Corporation #	4,858	656,802
Doosan Bobcat Incorporated	2,960	99,555
Fortive Corporation #	4,346	296,267
Hillenbrand Incorporated #	12,577	597,785
Zoomlion Heavy Industry Science and Technology Company Limited H Shares	97,400	51,513
		1,701,922
Marine transportation: 0.26%
A.P. Moller-Mærsk AS Class B	226	410,802
SITC International Holdings Incorporated	269,000	578,124
		988,926
Passenger airlines: 0.02%
Copa Holdings SA Class A	710	65,569
Professional services: 0.16%
CoStar Group Incorporated †#	1,926	132,605
Persol Holdings Company Limited	24,200	487,265
		619,870
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  15

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Trading companies & distributors: 0.20%
BOC Aviation Limited 144A	11,900	$ 92,282
United Rentals Incorporated	1,641	649,442
		741,724
Information technology: 8.76%
Communications equipment: 0.56%
Arista Networks Incorporated †#	4,743	796,160
Cisco Systems Incorporated #	13,729	717,683
Nokia Oyj	124,183	609,600
		2,123,443
Electronic equipment, instruments & components: 0.11%
Chroma ATE Incorporated	12,000	70,164
E INK Holdings Incorporated	14,000	85,451
Hon Hai Precision Industry Company Limited	17,900	61,272
Zebra Technologies Corporation Class A †#	613	194,934
		411,821
IT services: 0.73%
Accenture plc Class A #	2,477	707,951
Capgemini SE	2,732	507,702
DigitalOcean Holdings Incorporated †#	7,040	275,757
Globant SA †	299	49,039
Infosys Limited ADR	13,089	228,272
MongoDB Incorporated †#	3,127	728,966
Tech Mahindra Limited	5,977	80,574
Thoughtworks Holding Incorporated †#	23,479	172,805
		2,751,066
Semiconductors & semiconductor equipment: 2.55%
Advanced Micro Devices Incorporated †#	2,193	214,936
Allegro MicroSystems Incorporated †	21,099	1,012,541
ASMPT Limited	7,700	76,368
Broadcom Incorporated #	1,410	904,571
KLA Corporation #	1,777	709,325
Mediatek Incorporated	5,000	129,631
Microchip Technology Incorporated #	19,911	1,668,144
Monolithic Power Systems Incorporated #	2,404	1,203,298
NVIDIA Corporation #	4,896	1,359,962
Qualcomm Incorporated #	6,041	770,711
Realtek Semiconductor Corporation	8,000	102,115
Taiwan Semiconductor Manufacturing Company Limited	51,800	907,775
Taiwan Semiconductor Manufacturing Company Limited ADR #	4,980	463,240
Vanguard International Semiconductor Corporation	31,000	99,169
		9,621,786
Software: 3.05%
Clearwater Analytics Holdings Incorporated Class A †#	9,680	154,493
Crowdstrike Holdings Incorporated Class A †#	2,551	350,150
Datadog Incorporated Class A †#	659	47,883
Doubleverify Holdings Incorporated †#	1,716	51,737
Dynatrace Incorporated †#	6,722	284,341
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Software (continued)
Fair Isaac Corporation †#	661	$ 464,478
Five9 Incorporated †#	3,131	226,340
Intuit Incorporated #	1,445	644,224
Microsoft Corporation #	24,048	6,933,038
Open Text Corporation	19,271	743,320
Palo Alto Networks Incorporated †#	2,736	546,489
Paycom Software Incorporated †#	1,260	383,053
Paycor HCM Incorporated †#	16,215	430,022
ServiceNow Incorporated †#	615	285,803
		11,545,371
Technology hardware, storage & peripherals: 1.76%
Advantech Company Limited	9,300	113,775
Apple Incorporated #	34,630	5,710,487
Samsung Electronics Company Limited	6,916	342,003
Samsung Electronics Company Limited GDR 144A	383	473,114
		6,639,379
Materials: 0.75%
Chemicals: 0.33%
Formosa Plastics Corporation	20,000	60,380
Ganfeng Lithium Company Limited H Shares 144A	8,120	50,599
Hengli Petrochemical Company limited Class A	46,300	109,242
Linde plc	2,640	938,362
Petronas Chemicals Group Bhd	30,400	48,852
Sociedad Quimica Minera de Chile	619	50,176
		1,257,611
Metals & mining: 0.42%
Alrosa PJSC (Acquired 5-6-2021, cost $65,232) ♦†>	42,660	0
Anglo American plc	1,626	54,083
Baoshan Iron & Steel Company Limited Class A	102,900	93,435
Companhia Brasileira de Aluminio	39,021	58,357
Fortescue Metals Group Limited	30,230	454,404
Gold Fields Limited ADR	6,140	81,785
Reliance Steel & Aluminum Company #	2,281	585,624
Southern Copper Corporation	1,662	126,728
Vale SA	7,000	110,888
		1,565,304
Real estate: 0.64%
Office REITs: 0.03%
Embassy Office Parks REIT	31,348	119,116
Real estate management & development: 0.07%
China Resources Land Limited	26,050	118,627
China Vanke Company Limited H Shares	44,700	70,534
Country Garden Services Holdings Company Limited	39,000	67,240
		256,401
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  17

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Retail REITs: 0.35%
Brixmor Property Group Incorporated #	28,005	$ 602,668
Simon Property Group Incorporated #	6,581	736,875
		1,339,543
Specialized REITs: 0.19%
Equinix Incorporated #	187	134,834
Weyerhaeuser Company #	19,492	587,294
		722,128
Utilities: 0.51%
Electric utilities: 0.38%
EDP Energias do Brasil SA	157,116	692,514
Power Grid Corporation of India Limited	53,255	146,615
SSE plc	26,677	595,266
		1,434,395
Gas utilities: 0.11%
ENN Energy Holdings Limited	8,400	115,021
Gail India Limited	124,775	160,130
Mahanagar Gas Limited	13,325	159,661
		434,812
Independent power & renewable electricity producers: 0.02%
NHPC Limited	119,333	58,542
Total Common stocks (Cost $103,193,395)		114,752,316

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 40.63%
Communication services: 6.08%
Diversified telecommunication services: 0.19%
Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$550,000	442,602
Cablevision Lightpath LLC 144A	5.63	9-15-2028	375,000	258,769
				701,371
Entertainment: 0.52%
Dave & Buster's Incorporated 144A	7.63	11-1-2025	325,000	331,199
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	545,000	527,288
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	1,115,000	1,126,980
				1,985,467
Media: 5.37%
CCO Holdings LLC 144A	4.25	1-15-2034	1,255,000	981,561
CCO Holdings LLC 144A	4.50	8-15-2030	1,700,000	1,436,500
CCO Holdings LLC 144A	5.13	5-1-2027	1,520,000	1,436,400
Cinemark USA Incorporated 144A	5.25	7-15-2028	1,080,000	934,200
Cinemark USA Incorporated 144A	5.88	3-15-2026	200,000	188,648
Cinemark USA Incorporated 144A	8.75	5-1-2025	935,000	954,560
Clear Channel Outdoor Holdings 144A	7.50	6-1-2029	1,165,000	827,966
CSC Holdings LLC 144A	4.13	12-1-2030	1,025,000	736,145
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
CSC Holdings LLC 144A	5.75%	1-15-2030	$1,800,000	$ 947,745
DIRECTV Financing LLC 144A	5.88	8-15-2027	380,000	344,166
DISH DBS Corporation 144A	5.75	12-1-2028	390,000	291,038
DISH Network Corporation 144A	11.75	11-15-2027	880,000	853,600
Gray Escrow II Incorporated 144A	5.38	11-15-2031	3,550,000	2,357,200
Match Group Holdings II LLC 144A	5.63	2-15-2029	1,850,000	1,739,447
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	650,000	600,620
Outfront Media Capital Corporation 144A	4.63	3-15-2030	775,000	646,325
Outfront Media Capital Corporation 144A	5.00	8-15-2027	290,000	261,241
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	1,650,000	1,134,375
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	1,420,000	1,045,901
Sirius XM Radio Incorporated 144A	4.13	7-1-2030	1,120,000	915,600
Townsquare Media Incorporated 144A	6.88	2-1-2026	1,755,000	1,660,248
				20,293,486
Consumer discretionary: 5.69%
Automobiles: 0.20%
Ford Motor Company	3.25	2-12-2032	245,000	192,559
Ford Motor Company	4.75	1-15-2043	720,000	552,118
				744,677
Broadline retail: 0.55%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	1,478,000	1,342,513
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	570,000	527,244
Macy's Retail Holdings LLC 144A	6.13	3-15-2032	240,000	211,270
				2,081,027
Diversified consumer services: 0.24%
Grand Canyon University	5.13	10-1-2028	1,000,000	902,230
Hotels, restaurants & leisure: 3.17%
Carnival Corporation 144A	4.00	8-1-2028	650,000	559,540
Carnival Corporation 144A	6.00	5-1-2029	1,145,000	910,275
Carnival Corporation 144A	9.88	8-1-2027	680,000	700,465
Carnival Corporation 144A	10.50	2-1-2026	190,000	197,965
Carnival Holdings Bermuda Limited 144A	10.38	5-1-2028	1,130,000	1,215,609
CCM Merger Incorporated 144A	6.38	5-1-2026	2,575,000	2,514,127
Churchill Downs Incorporated 144A	4.75	1-15-2028	570,000	533,762
NCL Corporation Limited 144A	5.88	3-15-2026	905,000	770,227
NCL Corporation Limited 144A	5.88	2-15-2027	785,000	732,013
NCL Corporation Limited 144A	7.75	2-15-2029	495,000	424,430
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	160,000	142,512
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	215,000	201,143
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	1,525,000	1,346,400
Royal Caribbean Cruises Limited 144A	9.25	1-15-2029	585,000	621,563
Royal Caribbean Cruises Limited 144A	11.63	8-15-2027	1,055,000	1,133,117
				12,003,148
Household durables: 0.28%
Toll Brothers Finance Corporation	4.35	2-15-2028	760,000	716,879
TRI Pointe Homes Incorporated	5.70	6-15-2028	375,000	360,825
				1,077,704
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  19

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail: 0.84%
Bath & Body Works Incorporated 144A	9.38%	7-1-2025	$410,000	$ 438,028
Michaels Companies Incorporated 144A	7.88	5-1-2029	975,000	682,500
NMG Holding Company Incorporated 144A	7.13	4-1-2026	995,000	934,176
PetSmart Incorporated 144A	4.75	2-15-2028	270,000	253,463
Rent-A-Center Incorporated 144A	6.38	2-15-2029	1,015,000	852,247
				3,160,414
Textiles, apparel & luxury goods: 0.41%
G-III Apparel Group Limited 144A	7.88	8-15-2025	1,650,000	1,555,125
Consumer staples: 0.22%
Consumer staples distribution & retail: 0.06%
PetSmart Incorporated 144A	7.75	2-15-2029	250,000	245,403
Food products: 0.16%
CHS Incorporated 144A	5.25	5-15-2030	750,000	588,338
Energy: 8.43%
Energy equipment & services: 1.92%
Bristow Group Incorporated 144A	6.88	3-1-2028	1,885,000	1,753,759
Hilcorp Energy Company 144A	6.25	11-1-2028	1,100,000	1,043,888
Oceaneering International Incorporated	4.65	11-15-2024	920,000	900,528
Oceaneering International Incorporated	6.00	2-1-2028	600,000	563,746
Pattern Energy Operations LP 144A	4.50	8-15-2028	2,425,000	2,218,496
USA Compression Partners LP	6.88	4-1-2026	725,000	704,661
USA Compression Partners LP	6.88	9-1-2027	75,000	71,669
				7,256,747
Oil, gas & consumable fuels: 6.51%
Aethon United 144A	8.25	2-15-2026	1,195,000	1,172,558
Archrock Partners LP 144A	6.25	4-1-2028	190,000	182,400
Archrock Partners LP 144A	6.88	4-1-2027	945,000	927,281
Buckeye Partners LP 144A	4.50	3-1-2028	475,000	428,797
Buckeye Partners LP	5.85	11-15-2043	425,000	320,913
CQP Holdco LP 144A	5.50	6-15-2031	1,415,000	1,271,873
DT Midstream Incorporated 144A	4.13	6-15-2029	190,000	166,573
DT Midstream Incorporated 144A	4.38	6-15-2031	1,195,000	1,041,072
Encino Acquisition Partners Company 144A	8.50	5-1-2028	1,915,000	1,675,625
EnLink Midstream Partners LP	5.38	6-1-2029	1,620,000	1,559,250
EnLink Midstream Partners LP	5.60	4-1-2044	1,175,000	959,000
EnLink Midstream Partners LP 144A	6.50	9-1-2030	1,020,000	1,031,434
Enviva Partners LP 144A	6.50	1-15-2026	3,190,000	2,902,900
EQM Midstream Partners 144A	7.50	6-1-2027	15,000	15,060
EQM Midstream Partners 144A	7.50	6-1-2030	945,000	915,469
Harvest Midstream LP 144A	7.50	9-1-2028	690,000	688,151
Hess Midstream Operation Company 144A	5.50	10-15-2030	145,000	134,831
Kinetik Holdings LP Company 144A	5.88	6-15-2030	975,000	938,438
Murphy Oil Corporation	6.38	7-15-2028	340,000	335,020
Nabors Industries Limited 144A	7.38	5-15-2027	845,000	827,576
Occidental Petroleum Corporation	6.45	9-15-2036	1,950,000	2,050,289
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	250,000	222,712
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	855,000	712,424
Southwestern Energy Company	4.75	2-1-2032	1,390,000	1,227,356
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	1,410,000	1,260,159
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Venture Global Calcasieu Pass LLC 144A	6.25%	1-15-2030	$1,040,000	$ 1,047,800
Venture Global LNG Incorporated 144A	3.88	11-1-2033	110,000	92,400
Vital Energy Incorporated	9.50	1-15-2025	500,000	503,510
				24,610,871
Financials: 8.28%
Banks: 1.75%
Bank of America Corporation (5 Year Treasury Constant Maturity +2.76%) ʊ±	4.38	1-27-2027	1,500,000	1,275,207
Citigroup Incorporated (U.S. SOFR +3.23%) ʊ±	4.70	1-30-2025	1,000,000	875,000
Citizens Financial Group Incorporated (5 Year Treasury Constant Maturity +5.31%) ʊ±	5.65	10-6-2025	2,000,000	1,725,864
Fifth Third Bancorp (5 Year Treasury Constant Maturity +4.22%) ʊ±	4.50	9-30-2025	2,000,000	1,734,273
JPMorgan Chase & Company (U.S. SOFR 3 Month +3.13%) ʊ±	4.60	2-1-2025	1,000,000	930,000
SVB Financial Group (10 Year Treasury Constant Maturity +3.06%) ʊ±	4.70	11-15-2031	1,500,000	95,625
				6,635,969
Capital markets: 0.31%
Oppenheimer Holdings Incorporated	5.50	10-1-2025	1,215,000	1,160,325
Consumer finance: 2.56%
FirstCash Incorporated 144A	4.63	9-1-2028	910,000	807,108
Ford Motor Credit Company LLC	4.39	1-8-2026	955,000	906,056
Ford Motor Credit Company LLC	5.11	5-3-2029	2,075,000	1,948,010
Ford Motor Credit Company LLC	5.13	6-16-2025	230,000	225,134
LFS TopCo LLC 144A	5.88	10-15-2026	705,000	614,488
Navient Corporation	5.00	3-15-2027	1,055,000	929,344
OneMain Finance Corporation	3.50	1-15-2027	355,000	297,938
OneMain Finance Corporation	5.38	11-15-2029	200,000	168,253
OneMain Finance Corporation	7.13	3-15-2026	720,000	692,129
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	875,000	581,000
PRA Group Incorporated 144A	5.00	10-1-2029	1,465,000	1,225,598
Rocket Mortgage LLC 144A	2.88	10-15-2026	890,000	796,550
Rocket Mortgage LLC 144A	4.00	10-15-2033	615,000	488,218
				9,679,826
Financial services: 2.39%
Camelot Return Merger Sub Incorporated 144A	8.75	8-1-2028	1,580,000	1,462,985
Enact Holdings Incorporated 144A	6.50	8-15-2025	2,490,000	2,427,750
Hat Holdings LLC 144A	3.38	6-15-2026	370,000	320,975
Hat Holdings LLC 144A	3.75	9-15-2030	760,000	573,800
Hat Holdings LLC 144A	6.00	4-15-2025	345,000	331,423
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	600,000	474,000
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	385,000	278,290
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,210,000	1,064,552
LPL Holdings Incorporated 144A	4.38	5-15-2031	1,025,000	906,213
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	795,000	752,396
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	515,000	430,025
				9,022,409
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  21

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.75%
Amwins Group Incorporated 144A	4.88%	6-30-2029	$910,000	$ 805,350
AssuredPartners Incorporated 144A	5.63	1-15-2029	775,000	669,600
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	1,600,000	1,353,167
				2,828,117
Mortgage REITs: 0.52%
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	930,000	768,608
Starwood Property Trust Incorporated	4.75	3-15-2025	1,260,000	1,185,030
				1,953,638
Health care: 0.66%
Health care providers & services: 0.66%
Air Methods Corporation 144A	8.00	5-15-2025	515,000	30,900
Pediatrix Medical Group 144A	5.38	2-15-2030	640,000	579,315
Select Medical Corporation 144A	6.25	8-15-2026	750,000	727,500
Tenet Healthcare Corporation	4.88	1-1-2026	475,000	465,671
Toledo Hospital	6.02	11-15-2048	1,000,000	675,000
				2,478,386
Industrials: 4.74%
Aerospace & defense: 0.81%
Spirit AeroSystems Incorporated 144A	7.50	4-15-2025	230,000	230,000
Spirit AeroSystems Incorporated 144A	9.38	11-30-2029	1,155,000	1,260,394
TransDigm Group Incorporated	7.50	3-15-2027	1,565,000	1,561,088
				3,051,482
Commercial services & supplies: 1.26%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	1,425,000	1,063,706
Allied Universal Holdco LLC 144A	6.63	7-15-2026	600,000	576,603
CoreCivic Incorporated	8.25	4-15-2026	2,210,000	2,227,636
Northern Light Health	5.02	7-1-2036	1,000,000	897,679
				4,765,624
Ground transportation: 0.51%
Uber Technologies Incorporated 144A	4.50	8-15-2029	2,105,000	1,918,181
Machinery: 0.74%
Chart Industries Incorporated 144A	7.50	1-1-2030	190,000	196,312
Chart Industries Incorporated 144A	9.50	1-1-2031	315,000	332,325
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	1,365,000	1,288,697
Werner FinCo LP 144A	8.75	7-15-2025	1,195,000	967,950
				2,785,284
Passenger airlines: 0.84%
American Airlines Group Incorporated 144A	5.50	4-20-2026	325,000	319,836
American Airlines Group Incorporated 144A	5.75	4-20-2029	490,000	470,026
Hawaiian Airlines Incorporated	3.90	7-15-2027	429,830	385,587
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	685,000	650,308
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	1,040,000	1,042,600
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	315,000	317,029
				3,185,386
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors: 0.58%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50%	5-1-2028	$795,000	$ 725,310
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,107,000	1,107,736
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	350,000	369,282
				2,202,328
Information technology: 2.12%
Communications equipment: 0.23%
CommScope Technologies LLC 144A	4.75	9-1-2029	255,000	212,548
CommScope Technologies LLC 144A	5.00	3-15-2027	910,000	665,365
				877,913
IT services: 0.82%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	1,715,000	1,615,530
Sabre GLBL Incorporated 144A	11.25	12-15-2027	1,575,000	1,467,648
				3,083,178
Software: 1.07%
McAfee Corporation 144A	7.38	2-15-2030	1,085,000	909,766
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	380,000	302,119
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	1,405,000	1,010,917
NCR Corporation 144A	5.75	9-1-2027	800,000	786,184
NCR Corporation 144A	6.13	9-1-2029	455,000	448,780
SS&C Technologies Incorporated 144A	5.50	9-30-2027	600,000	582,179
				4,039,945
Materials: 1.07%
Chemicals: 0.07%
Avient Corporation 144A	7.13	8-1-2030	260,000	268,125
Containers & packaging: 0.58%
Berry Global Incorporated 144A	5.63	7-15-2027	1,205,000	1,196,945
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	1,075,000	976,895
				2,173,840
Metals & mining: 0.33%
Arches Buyer Incorporated 144A	4.25	6-1-2028	420,000	351,015
Arches Buyer Incorporated 144A	6.13	12-1-2028	1,100,000	907,500
				1,258,515
Paper & forest products: 0.09%
Clearwater Paper Corporation 144A	4.75	8-15-2028	370,000	332,408
Real estate: 1.36%
Diversified REITs: 0.49%
GLP Capital LP	3.25	1-15-2032	635,000	515,214
MPT Operating Partnership LP	3.50	3-15-2031	1,995,000	1,343,034
				1,858,248
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  23

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Hotel & resort REITs: 0.27%
Service Properties Trust Company	4.35%	10-1-2024		$520,000	$ 497,385
Service Properties Trust Company	4.75	10-1-2026		300,000	250,483
Service Properties Trust Company	4.95	2-15-2027		335,000	283,581
					1,031,449
Specialized REITs: 0.60%
Iron Mountain Incorporated 144A	4.50	2-15-2031		925,000	794,880
Iron Mountain Incorporated 144A	5.25	7-15-2030		1,615,000	1,456,216
					2,251,096
Utilities: 1.98%
Electric utilities: 0.51%
PG&E Corporation	5.25	7-1-2030		2,100,000	1,949,430
Independent power & renewable electricity producers: 1.47%
NSG Holdings LLC 144A	7.75	12-15-2025		1,173,238	1,155,639
TerraForm Power Operating LLC 144A	5.00	1-31-2028		2,530,000	2,403,597
Vistra Operations Company LLC 144A	4.38	5-1-2029		740,000	655,207
Vistra Operations Company LLC 144A	5.63	2-15-2027		320,000	310,517
Vistra Operations Company LLC 144A	7.00	8-1-2049		1,155,000	1,016,382
					5,541,342
Total Corporate bonds and notes (Cost $170,172,875)					153,538,452
Foreign corporate bonds and notes : 3.37%
Financials: 3.37%
Banks: 3.37%
ABN AMRO Bank NV ʊ	4.75	9-22-2027	EUR	3,000,000	2,592,785
AIB Group plc ʊ	6.25	6-23-2025	EUR	2,000,000	1,981,637
Banco Santander SA ʊ	4.38	1-14-2026	EUR	3,000,000	2,558,181
Bankia SA ʊ	6.38	9-19-2023	EUR	3,000,000	3,200,468
Commerzbank AG ʊ	6.13	10-9-2025	EUR	2,600,000	2,400,523
Total Foreign corporate bonds and notes (Cost $15,840,608)					12,733,594
Loans: 2.95%
Communication services: 0.44%
Diversified telecommunication services: 0.23%
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month +4.25%) ±	9.08	2-1-2029		$895,158	883,968
Entertainment: 0.04%
Dave & Buster's Incorporated (U.S. SOFR 1 Month +5.00%) ±	9.94	6-29-2029		158,250	157,986
Media: 0.17%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	8.33	8-21-2026		372,108	345,752
Hubbard Radio LLC (1 Month LIBOR +4.25%) ±	9.10	3-28-2025		335,791	290,795
					636,547
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.28%
Oil, gas & consumable fuels: 0.28%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) <±	9.66%	9-29-2028	$704,343	$ 699,060
M6 ETX Holdings II MidCo LLC (U.S. SOFR 1 Month +4.50%) ±	9.36	9-19-2029	349,125	344,614
				1,043,674
Financials: 0.73%
Financial services: 0.41%
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) <±	9.39	4-30-2024	642,553	466,924
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	8.34	5-30-2025	1,090,771	1,065,890
				1,532,814
Insurance: 0.23%
Asurion LLC (3 Month LIBOR +3.25%) <±	8.09	12-23-2026	770,477	712,969
Asurion LLC (1 Month LIBOR +5.25%) ±	10.09	1-31-2028	200,000	165,800
				878,769
Mortgage REITs: 0.09%
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) ‡±	9.34	8-9-2026	404,875	346,168
Health care: 0.13%
Health care equipment & supplies: 0.13%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	8.46	8-31-2026	490,884	487,316
Industrials: 1.37%
Commercial services & supplies: 0.62%
The Geo Group Incorporated (1 Month LIBOR +7.13%) ±	11.93	3-23-2027	2,328,777	2,355,465
Machinery: 0.20%
Chart Industries Incorporated (U.S. SOFR 1 Month +3.75%) ±	8.59	8-18-2026	180,000	179,325
Werner FinCo LP (3 Month LIBOR +4.00%) ±	9.14	7-24-2024	600,698	559,778
				739,103
Passenger airlines: 0.55%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	10.21	6-21-2027	1,296,250	1,343,408
SkyMiles IP Limited (3 Month LIBOR +3.75%) <±	8.56	10-20-2027	710,750	735,541
				2,078,949
Total Loans (Cost $11,273,524)				11,140,759
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  25

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 3.50%
California: 0.67%
Education revenue: 0.44%
California School Finance Authority Charter School 144A	4.25%	7-1-2025	$530,000	$ 535,305
California School Finance Authority Charter School 144A	5.00	6-15-2031	1,235,000	1,140,613
				1,675,918
Health revenue: 0.02%
California Municipal Finance Authority Series 2019B 144A	4.25	11-1-2023	65,000	64,178
Tobacco revenue: 0.21%
Golden State Tobacco Securitization Corporation	4.21	6-1-2050	1,000,000	782,346
Colorado: 0.12%
Health revenue: 0.12%
Denver CO Health & Hospital Authority Series B	5.15	12-1-2026	445,000	439,273
Florida: 0.54%
Education revenue: 0.25%
Capital Trust Agency Renaissance Charter School Project Series B 144A	5.63	6-15-2023	105,000	104,478
Florida HEFAR Jacksonville University Project Series A2 144A	5.43	6-1-2027	835,000	838,123
				942,601
Water & sewer revenue: 0.29%
Charlotte County IDA Town & Country Utilities Project Series B 144A	5.00	10-1-2036	1,250,000	1,086,090
Georgia: 0.08%
Health revenue: 0.08%
Cobb County GA Development Authority Presbyterian Village Austell Project Series 2019B 144A	5.75	12-1-2028	300,000	290,377
Guam: 0.14%
Airport revenue: 0.14%
Guam International Airport Authority Series A	4.46	10-1-2043	675,000	524,865
Illinois: 0.32%
Miscellaneous revenue: 0.32%
Chicago IL Board of Education Taxable Build America Bonds Series E	6.04	12-1-2029	1,255,000	1,231,421
Indiana: 0.12%
Health revenue: 0.12%
Knox County IN Good Samaritian Hospital Project Industry Economic Development Series B	5.90	4-1-2034	480,000	461,059
Iowa: 0.30%
GO revenue: 0.30%
Coralville IA Series C	5.00	5-1-2030	1,200,000	1,135,709
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 0.18%
Health revenue: 0.18%
Louisiana Local Government Environmental Facilities & CDA	5.75%	1-1-2029	$745,000	$ 702,867
New Jersey: 0.24%
Education revenue: 0.24%
New Jersey Educational Facilities Authority Georgian Court University Series H	4.25	7-1-2028	1,000,000	913,162
New York: 0.27%
Education revenue: 0.14%
Yonkers Economic Development Corporation Series 2019B	4.50	10-15-2024	545,000	532,015
Health revenue: 0.05%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group	4.25	11-1-2028	215,000	201,693
Utilities revenue: 0.08%
New York Energy Research & Development Authority Green Bond Series A	4.81	4-1-2034	290,000	284,935
Oklahoma: 0.11%
Health revenue: 0.11%
Oklahoma Development Finance Authority	5.45	8-15-2028	500,000	421,895
Texas: 0.15%
Industrial development revenue: 0.15%
Port Beaumont TX IDA Jefferson Gulf Coast 144A	4.10	1-1-2028	700,000	564,511
Wisconsin: 0.26%
Education revenue: 0.26%
Burrell College of Osteopathic Medicine Project PFA 144A	5.13	6-1-2028	1,040,000	992,962
Total Municipal obligations (Cost $14,318,599)				13,247,877
Non-agency mortgage-backed securities: 2.11%
Arroyo Mortgage Trust Series 2022-1 Class A3 144A	3.65	12-25-2056	1,450,000	1,083,125
Credit Suisse Mortgage Trust Series 2021-NQM8 Class M1 144A±±	3.26	10-25-2066	2,000,000	1,284,417
GCAT Series 2021-NQM6 Class M1 144A±±	3.41	8-25-2066	2,000,000	1,381,498
Golub Capital Partners Funding LLC Series2021-2A Class B 144A	3.99	10-19-2029	500,000	425,430
JPMorgan Mortgage Trust Series 2019-2 Class A3 144A±±	4.00	8-25-2049	42,829	41,241
PRKCM 2022-AFC1 Trust Class M1 144A±±	4.19	4-25-2057	600,000	491,591
Purewest Funding LLC Series 2021-1 Class A1 144A	4.09	12-22-2036	612,647	584,525
Sequoia Mortgage Trust Series 2018-6 Class A19 144A±±	4.00	7-25-2048	80,063	74,022
Service Experts Issuer Series 2021-1A Class C 144A	5.37	2-2-2032	3,000,000	2,626,511
Total Non-agency mortgage-backed securities (Cost $10,157,938)				7,992,360

The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  27

Portfolio of investments—March 31, 2023 (unaudited)

	Dividend Yield	Shares	Value
Preferred stocks: 0.17%
Energy: 0.02%
Oil, gas & consumable fuels: 0.02%
Petroleo Brasil SP ADR	7.69%	6,040	$ 56,051
Financials: 0.02%
Banks: 0.02%
Itau Unibanco Holding SA	13.49	18,100	88,349
Information technology: 0.08%
Technology hardware, storage & peripherals: 0.08%
Samsung Electronics Company Limited	2.63	7,198	299,542
Materials: 0.05%
Chemicals: 0.05%
LG Chem Limited	3.29	780	186,892
Total Preferred stocks (Cost $707,780)			630,834

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 9.04%
Communication services: 0.29%
Media: 0.29%
Videotron Limited 144A	5.13	4-15-2027	$1,155,000	1,114,829
Consumer discretionary: 0.13%
Automobile components: 0.13%
Adient Global Holdings Limited 144A	4.88	8-15-2026	520,000	501,150
Energy: 0.22%
Oil, gas & consumable fuels: 0.22%
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	880,000	825,755
Financials: 5.63%
Banks: 5.25%
Barclays plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.84%) ʊ±	7.75	9-15-2023	2,160,000	1,981,338
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.90%) 144Aʊ±	7.88	1-23-2024	750,000	732,765
Danske Bank AS (7 Year Treasury Constant Maturity +4.13%) ʊ±	7.00	6-26-2025	2,300,000	2,118,875
HSBC Holdings plc (USD ICE Swap Rate 11:00am NY 5 Year +4.37%) ʊ±	6.38	3-30-2025	2,000,000	1,837,907
ING Groep NV (USD ICE Swap Rate 11:00am NY 5 Year +4.20%) ʊ±	6.75	4-16-2024	3,800,000	3,493,644
Lloyds Banking Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.76%) ʊ±	7.50	6-27-2024	3,665,000	3,464,195
NatWest Group plc (5 Year Treasury Constant Maturity +3.10%) ʊ±	4.60	6-28-2031	1,500,000	1,055,775
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity +3.46%) ʊ±	5.13%	5-13-2025	$2,000,000	$ 1,845,408
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year +5.87%) 144Aʊ±	8.00	2-9-2025	3,535,000	3,305,225
				19,835,132
Financial services: 0.38%
Castlelake Aviation Finance 144A	5.00	4-15-2027	980,000	867,556
New Red Finance Incorporated 144A	4.00	10-15-2030	650,000	557,375
				1,424,931
Health care: 0.58%
Biotechnology: 0.28%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	1,270,000	1,041,400
Pharmaceuticals: 0.30%
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	655,000	655,072
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	470,000	493,359
				1,148,431
Industrials: 1.87%
Electrical equipment: 0.47%
Sensata Technologies BV 144A	4.00	4-15-2029	1,335,000	1,206,139
Sensata Technologies BV 144A	5.88	9-1-2030	580,000	574,925
				1,781,064
Passenger airlines: 0.85%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	1,805,000	1,919,771
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	1,470,000	1,310,117
				3,229,888
Trading companies & distributors: 0.55%
Fly Leasing Limited 144A	7.00	10-15-2024	2,370,000	2,072,809
Information technology: 0.20%
Technology hardware, storage & peripherals: 0.20%
Seagate HDD	4.13	1-15-2031	881,000	737,824
Materials: 0.12%
Containers & packaging: 0.12%
Ardagh Packaging Finance plc 144A	6.00	6-15-2027	450,000	445,961
Total Yankee corporate bonds and notes (Cost $37,116,304)				34,159,174

The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  29

Portfolio of investments—March 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.80%
Investment companies: 4.80%
Allspring Government Money Market Fund Select Class ♠∞##		4.69%	18,153,613	$ 18,153,613
Total Short-term investments (Cost $18,153,613)				18,153,613
Total investments in securities (Cost $388,063,181)	98.57%			372,533,339
Other assets and liabilities, net	1.43			5,400,937
Total net assets	100.00%			$377,934,276

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $136,794), representing 0.00% of its net assets as of period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
GDR	Global depositary receipt
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$23,698,082	$69,508,296	$(75,052,765)	$ 0	$0	$ 18,153,613	18,153,613	$ 255,558
Investments in affiliates no longer held at end of period
Securities Lending Cash Investment LLC	3,949,063	23,655,196	(27,604,329)	70	0	0	0	110,527 #
				$70	$0	$18,153,613		$366,085

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
13,835,607 USD	12,785,000 EUR	Citibank National Association	6-30-2023	$0	$(99,619)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	79	6-21-2023	$9,032,322	$9,078,828	$46,506	$0
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy protection
Markit CDX North America High Yield Index	5.00%	Quarterly	12-20-2025	USD	990,000	$27,914	$48,610	$0	$(20,696)
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(378)	$ (2,721,600)	$ 72.00	4-14-2023	$ (31,185)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(489)	(3,569,700)	73.00	4-21-2023	(13,937)
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  31

Portfolio of investments—March 31, 2023 (unaudited)

Written options (continued)
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(404)	$ (3,030,000)	$ 75.00	4-28-2023	$ (5,454)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(1,272)	(5,278,800)	41.50	4-6-2023	(673)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(937)	(3,794,850)	40.50	4-14-2023	(14,992)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(1,065)	(4,419,750)	41.50	4-21-2023	(7,455)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(1,010)	(4,242,000)	42.00	4-28-2023	(7,070)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(5)	(6,825,000)	13,650.00	4-6-2023	(3,325)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(4)	(5,410,000)	13,525.00	4-14-2023	(31,838)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(1)	(1,430,000)	14,300.00	4-14-2023	(305)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(6)	(8,595,000)	14,325.00	4-21-2023	(3,780)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(3)	(4,192,500)	13,975.00	4-28-2023	(15,345)
Nasdaq 100 Stock Index	Morgan Stanley Company Incorporated	(1)	(1,462,500)	14,625.00	4-28-2023	(625)
Russell 2000 Index	Morgan Stanley Company Incorporated	(21)	(4,063,500)	1,935.00	4-6-2023	(487)
Russell 2000 Index	Morgan Stanley Company Incorporated	(12)	(2,466,000)	2,055.00	4-6-2023	0
Russell 2000 Index	Morgan Stanley Company Incorporated	(17)	(3,383,000)	1,990.00	4-14-2023	(595)
Russell 2000 Index	Morgan Stanley Company Incorporated	(15)	(2,925,000)	1,950.00	4-21-2023	(2,288)
Russell 2000 Index	Morgan Stanley Company Incorporated	(21)	(4,221,000)	2,010.00	4-28-2023	(1,890)
S&P 500 Index	Morgan Stanley Company Incorporated	(26)	(11,245,000)	4,325.00	4-6-2023	(195)
S&P 500 Index	Morgan Stanley Company Incorporated	(26)	(11,310,000)	4,350.00	4-14-2023	(2,470)
S&P 500 Index	Morgan Stanley Company Incorporated	(23)	(9,982,000)	4,340.00	4-21-2023	(6,498)
S&P 500 Index	Morgan Stanley Company Incorporated	(25)	(11,125,000)	4,450.00	4-28-2023	(3,313)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company Incorporated	(100)	(450,000)	45.00	4-14-2023	(6,600)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company Incorporated	(89)	(404,950)	45.50	4-21-2023	(5,162)
						$(165,482)
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Diversified Income Builder Fund

Statement of assets and liabilities—March 31, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $369,909,568)	$ 354,379,726
Investments in affiliated securities, at value (cost $18,153,613)	18,153,613
Cash	94,702
Segregated cash for forward foreign currency contracts	311,596
Cash at broker segregated for futures contracts	294,534
Segregated cash for swap contracts	67,754
Foreign currency, at value (cost $134,246)	133,671
Receivable for dividends and interest	4,437,688
Receivable for investments sold	2,549,052
Receivable for Fund shares sold	173,918
Receivable for daily variation margin on open futures contracts	27,605
Receivable for securities lending income, net	4,948
Receivable for daily variation margin on centrally cleared swap contracts	3,076
Prepaid expenses and other assets	139,235
Total assets	380,771,118
Liabilities
Payable for investments purchased	1,533,125
Payable for Fund shares redeemed	713,475
Written options at value (premiums received $104,884)	165,482
Unrealized losses on forward foreign currency contracts	99,619
Management fee payable	68,289
Administration fees payable	55,008
Distribution fee payable	41,612
Trustees’ fees and expenses payable	1,544
Accrued expenses and other liabilities	158,688
Total liabilities	2,836,842
Total net assets	$377,934,276
Net assets consist of
Paid-in capital	$ 440,685,132
Total distributable loss	(62,750,856)
Total net assets	$377,934,276
Computation of net asset value and offering price per share
Net assets – Class A	$ 146,536,914
Shares outstanding – Class A1	27,070,496
Net asset value per share – Class A	$5.41
Maximum offering price per share – Class A2	$5.74
Net assets – Class C	$ 61,234,951
Shares outstanding – Class C1	11,274,719
Net asset value per share – Class C	$5.43
Net assets – Class R6	$ 51,257,072
Shares outstanding – Class R6[1]	9,734,457
Net asset value per share – Class R6	$5.27
Net assets – Administrator Class	$ 4,633,996
Shares outstanding – Administrator Class[1]	879,772
Net asset value per share – Administrator Class	$5.27
Net assets – Institutional Class	$ 114,271,343
Shares outstanding – Institutional Class[1]	21,720,920
Net asset value per share – Institutional Class	$5.26
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  33

Statement of operations—six months ended March 31, 2023 (unaudited)

Investment income
Interest	$ 9,290,049
Dividends (net of foreign withholdings taxes of $67,419)	1,286,473
Income from affiliated securities	323,715
Total investment income	10,900,237
Expenses
Management fee	1,122,903
Administration fees
Class A	161,811
Class C	69,184
Class R6	7,782
Administrator Class	3,086
Institutional Class	85,607
Shareholder servicing fees
Class A	192,276
Class C	82,149
Administrator Class	5,933
Distribution fee
Class C	246,446
Custody and accounting fees	162,195
Professional fees	33,788
Registration fees	40,117
Shareholder report expenses	35,039
Trustees’ fees and expenses	11,088
Other fees and expenses	78,374
Total expenses	2,337,778
Less: Fee waivers and/or expense reimbursements
Fund-level	(668,885)
Class A	(7,726)
Class R6	(2,601)
Administrator Class	(238)
Institutional Class	(6,603)
Net expenses	1,651,725
Net investment income	9,248,512
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(22,096,378)
Affiliated securities	70
Forward foreign currency contracts	(1,053,456)
Futures contracts	(1,610,852)
Swap contracts	14,182
Written options	(190,641)
Net realized losses on investments	(24,937,075)
Net change in unrealized gains (losses) on
Unaffiliated securities	46,323,532
Forward foreign currency contracts	(108,938)
Futures contracts	1,259,237
Swap contracts	33,336
Written options	(125,734)
Net change in unrealized gains (losses) on investments	47,381,433
Net realized and unrealized gains (losses) on investments	22,444,358
Net increase in net assets resulting from operations	$ 31,692,870
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Diversified Income Builder Fund

Statement of changes in net assets

	Six months ended March 31, 2023 (unaudited)		Year ended September 30, 2022
Operations
Net investment income		$ 9,248,512		$ 18,952,476
Net realized losses on investments		(24,937,075)		(4,155,737)
Net change in unrealized gains (losses) on investments		47,381,433		(110,124,125)
Net increase (decrease) in net assets resulting from operations		31,692,870		(95,327,386)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,517,149)		(7,233,748)
Class C		(1,239,455)		(2,626,966)
Class R6		(1,338,963)		(1,928,106)
Administrator Class		(113,559)		(242,669)
Institutional Class		(3,285,218)		(8,909,020)
Total distributions to shareholders		(9,494,344)		(20,940,509)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	970,189	5,214,272	2,638,951	16,065,353
Class C	438,235	2,345,797	1,179,023	7,250,221
Class R6	111,730	572,468	3,813,783	20,446,728
Administrator Class	33,953	178,707	109,349	647,272
Institutional Class	1,353,817	7,090,773	8,495,262	51,364,778
		15,402,017		95,774,352
Reinvestment of distributions
Class A	599,502	3,215,995	1,121,359	6,656,511
Class C	221,847	1,194,133	418,598	2,492,544
Class R6	256,315	1,337,743	334,158	1,926,012
Administrator Class	21,622	112,902	41,509	241,251
Institutional Class	548,633	2,861,522	1,275,240	7,392,813
		8,722,295		18,709,131
Payment for shares redeemed
Class A	(4,955,309)	(26,608,426)	(7,334,179)	(43,613,089)
Class C	(2,698,203)	(14,525,214)	(4,422,132)	(26,374,659)
Class R6	(850,084)	(4,447,147)	(1,525,173)	(8,858,366)
Administrator Class	(119,757)	(626,756)	(402,349)	(2,365,687)
Institutional Class	(9,898,672)	(51,603,312)	(19,982,450)	(114,945,755)
		(97,810,855)		(196,157,556)
Net decrease in net assets resulting from capital share transactions		(73,686,543)		(81,674,073)
Total decrease in net assets		(51,488,017)		(197,941,968)
Net assets
Beginning of period		429,422,293		627,364,261
End of period		$377,934,276		$ 429,422,293
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  35

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$5.14	$6.42	$5.95	$6.06	$6.33	$6.42
Net investment income	0.12 [1]	0.21 [1]	0.19 [1]	0.21	0.22	0.21
Net realized and unrealized gains (losses) on investments	0.27	(1.27)	0.49	(0.12)	0.02	(0.01)
Total from investment operations	0.39	(1.06)	0.68	0.09	0.24	0.20
Distributions to shareholders from
Net investment income	(0.12)	(0.22)	(0.21)	(0.20)	(0.23)	(0.19)
Net realized gains	0.00	0.00	0.00	0.00	(0.28)	(0.10)
Total distributions to shareholders	(0.12)	(0.22)	(0.21)	(0.20)	(0.51)	(0.29)
Net asset value, end of period	$5.41	$5.14	$6.42	$5.95	$6.06	$6.33
Total return[2]	7.70%	(16.86)%	11.58%	1.59%	4.51%	3.23%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.13%	1.08%	1.07%	1.05%	1.04%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.90%
Net investment income	4.50%	3.38%	3.07%	3.50%	3.75%	3.34%
Supplemental data
Portfolio turnover rate	21%	86%	87%	39%	43%	50%
Net assets, end of period (000s omitted)	$146,537	$156,487	$218,615	$213,551	$251,673	$231,176

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Diversified Income Builder Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$5.15	$6.44	$5.97	$6.07	$6.34	$6.44
Net investment income	0.10 [1]	0.17	0.15	0.17	0.18	0.17
Net realized and unrealized gains (losses) on investments	0.28	(1.28)	0.48	(0.11)	0.02	(0.02)
Total from investment operations	0.38	(1.11)	0.63	0.06	0.20	0.15
Distributions to shareholders from
Net investment income	(0.10)	(0.18)	(0.16)	(0.16)	(0.19)	(0.15)
Net realized gains	0.00	0.00	0.00	0.00	(0.28)	(0.10)
Total distributions to shareholders	(0.10)	(0.18)	(0.16)	(0.16)	(0.47)	(0.25)
Net asset value, end of period	$5.43	$5.15	$6.44	$5.97	$6.07	$6.34
Total return[2]	7.46%	(17.61)%	10.70%	0.98%	3.71%	2.32%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.87%	1.83%	1.82%	1.80%	1.79%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.65%
Net investment income	3.74%	2.61%	2.31%	2.75%	2.99%	2.59%
Supplemental data
Portfolio turnover rate	21%	86%	87%	39%	43%	50%
Net assets, end of period (000s omitted)	$61,235	$68,612	$103,956	$115,929	$140,722	$166,750

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  37

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class R6	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018 [1]
Net asset value, beginning of period	$5.00	$6.26	$5.81	$5.91	$6.18	$6.17
Net investment income	0.13	0.24	0.23	0.22	0.24 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	0.28	(1.25)	0.46	(0.09)	0.03	0.02
Total from investment operations	0.41	(1.01)	0.69	0.13	0.27	0.04
Distributions to shareholders from
Net investment income	(0.14)	(0.25)	(0.24)	(0.23)	(0.26)	(0.03)
Net realized gains	0.00	0.00	0.00	0.00	(0.28)	0.00
Total distributions to shareholders	(0.14)	(0.25)	(0.24)	(0.23)	(0.54)	(0.03)
Net asset value, end of period	$5.27	$5.00	$6.26	$5.81	$5.91	$6.18
Total return[3]	8.16%	(16.61)%	11.99%	2.25%	5.07%	0.71%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.70%	0.65%	0.64%	0.61%	0.64%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.41%
Net investment income	4.94%	3.83%	3.52%	3.89%	4.17%	2.31%
Supplemental data
Portfolio turnover rate	21%	86%	87%	39%	43%	50%
Net assets, end of period (000s omitted)	$51,257	$51,102	$47,544	$2,605	$24	$25

[1]	For the period from July 31, 2018 (commencement of class operations) to September 30, 2018
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Diversified Income Builder Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$5.00	$6.26	$5.81	$5.91	$6.19	$6.29
Net investment income	0.12 [1]	0.21 [1]	0.19 [1]	0.21 [1]	0.22 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	0.28	(1.24)	0.48	(0.10)	0.02	(0.01)
Total from investment operations	0.40	(1.03)	0.67	0.11	0.24	0.20
Distributions to shareholders from
Net investment income	(0.13)	(0.23)	(0.22)	(0.21)	(0.24)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	(0.28)	(0.10)
Total distributions to shareholders	(0.13)	(0.23)	(0.22)	(0.21)	(0.52)	(0.30)
Net asset value, end of period	$5.27	$5.00	$6.26	$5.81	$5.91	$6.19
Total return[2]	7.97%	(16.91)%	11.61%	1.89%	4.52%	3.21%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.04%	1.00%	0.99%	0.97%	0.96%
Net expenses	0.77%	0.77%	0.77%	0.77%	0.77%	0.81%
Net investment income	4.59%	3.43%	3.15%	3.57%	3.77%	3.40%
Supplemental data
Portfolio turnover rate	21%	86%	87%	39%	43%	50%
Net assets, end of period (000s omitted)	$4,634	$4,722	$7,486	$7,868	$11,916	$32,938

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Income Builder Fund  |  39

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$5.00	$6.26	$5.80	$5.91	$6.19	$6.28
Net investment income	0.13 [1]	0.22 [1]	0.21	0.22 [1]	0.24	0.23
Net realized and unrealized gains (losses) on investments	0.26	(1.24)	0.48	(0.11)	0.01	(0.01)
Total from investment operations	0.39	(1.02)	0.69	0.11	0.25	0.22
Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.23)	(0.22)	(0.25)	(0.21)
Net realized gains	0.00	0.00	0.00	0.00	(0.28)	(0.10)
Total distributions to shareholders	(0.13)	(0.24)	(0.23)	(0.22)	(0.53)	(0.31)
Net asset value, end of period	$5.26	$5.00	$6.26	$5.80	$5.91	$6.19
Total return[2]	7.90%	(16.69)%	12.08%	1.98%	4.80%	3.62%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.79%	0.75%	0.74%	0.72%	0.71%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.57%
Net investment income	4.80%	3.67%	3.40%	3.83%	4.07%	3.67%
Supplemental data
Portfolio turnover rate	21%	86%	87%	39%	43%	50%
Net assets, end of period (000s omitted)	$114,271	$148,499	$249,764	$254,963	$312,093	$335,589

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Income Builder Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of

Allspring Diversified Income Builder Fund  |  41

Notes to financial statements (unaudited)
valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan

42  |  Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

Allspring Diversified Income Builder Fund  |  43

Notes to financial statements (unaudited)
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

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Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2023, the aggregate cost of all investments for federal income tax purposes was $384,444,129 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 20,327,678
Gross unrealized losses	(32,477,759)
Net unrealized losses	$(12,150,081)
As of September 30, 2022, the Fund had capital loss carryforwards which consisted of $22,944,760 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Diversified Income Builder Fund  |  45

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$ 0	$ 6,184,360	$ 0	$ 6,184,360
Common stocks
Communication services	5,547,891	3,331,045	0	8,878,936
Consumer discretionary	9,214,397	4,590,020	0	13,804,417
Consumer staples	3,682,557	313,495	0	3,996,052
Energy	2,728,945	503,178	0	3,232,123
Financials	12,553,535	7,658,780	0	20,212,315
Health care	12,001,463	1,437,600	0	13,439,063
Industrials	7,046,177	3,862,515	0	10,908,692
Information technology	29,434,153	3,658,713	0	33,092,866
Materials	1,951,920	870,995	0	2,822,915
Real estate	2,061,671	375,517	0	2,437,188
Utilities	692,514	1,235,235	0	1,927,749
Corporate bonds and notes	0	153,538,452	0	153,538,452
Foreign corporate bonds and notes	0	12,733,594	0	12,733,594
Loans	0	10,794,591	346,168	11,140,759
Municipal obligations	0	13,247,877	0	13,247,877
Non-agency mortgage-backed securities	0	7,992,360	0	7,992,360
Preferred stocks
Energy	56,051	0	0	56,051
Financials	88,349	0	0	88,349
Information technology	0	299,542	0	299,542
Materials	0	186,892	0	186,892
Yankee corporate bonds and notes	0	34,159,174	0	34,159,174
Short-term investments
Investment companies	18,153,613	0	0	18,153,613
	105,213,236	266,973,935	346,168	372,533,339
Futures contracts	46,506	0	0	46,506
Total assets	$105,259,742	$266,973,935	$346,168	$372,579,845
Liabilities
Forward foreign currency contracts	$ 0	$ 99,619	$ 0	$ 99,619
Written options	164,322	1,160	0	165,482
Swap contracts	0	20,696	0	20,696
Total liabilities	$ 164,322	$ 121,475	$ 0	$ 285,797
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

46  |  Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended March 31, 2023, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2023, the contractual expense caps are as follows:

Allspring Diversified Income Builder Fund  |  47

Notes to financial statements (unaudited)
Expense ratio caps
Class A	0.85%
Class C	1.60
Class R6	0.42
Administrator Class	0.77
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2023, Allspring Funds Distributor received $887 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2023 were $83,198,960 and $148,284,357, respectively.
As of March 31, 2023, the Fund had unfunded loan commitments of $712,874 with unrealized losses $120,917.
6. DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2023, the Fund entered into futures contracts and written options for economic hedging purposes.. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into credit default swap contracts for hedging or cash management purposes.
The volume of the Fund's derivative activity during the six months ended March 31, 2023 was as follows:
Options
Average number of contracts written	6,715
Futures contracts
Average notional balance on long futures	$61,594,391
Average notional balance on short futures	21,108,034
Forward foreign currency contracts
Average contract amounts to buy	$ 1,574,751
Average contract amounts to sell	14,640,614
Swap contracts
Average notional balance	$ 1,137,568
The swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.

48  |  Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2023 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 46,506*	Unrealized losses on futures contracts	$ 0*
Equity risk			Written Options, at value	165,482
Foreign currency risk	Unrealized gains on forward foreign currency contracts	0	Unrealized losses on forward foreign currency contracts	99,619
Credit risk	Net unrealized gains on swap contracts	0*	Net unrealized losses on swap contracts	20,696*
		$46,506		$285,797
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts and centrally cleared swap contracts, only the current day's variation margin as of March 31, 2023 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2023 was as follows:
	Net realized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Swap contracts	Written options	Total
Interest rate risk	$ 0	$ (29,527)	$ 0	$ 0	$ (1,608,176)
Equity risk	0	(1,161,531)	0	(190,641)	(190,641)
Foreign currency risk	(1,053,456)	(419,794)	0	0	(1,053,456)
Credit risk	0	0	14,182	0	14,182
	$(1,053,456)	$(1,610,852)	$14,182	$(190,641)	$(2,838,091)

	Net change in unrealized gains (losses) on derivatives
	Forward foreign currency contracts	Futures contracts	Swap contracts	Written options	Total
Interest rate risk	$ 0	$ 960,949	$ 0	$ 0	$ 960,949
Equity risk	0	350,285	0	(125,734)	224,551
Foreign currency risk	(108,938)	(51,997)	0	0	(160,935)
Credit risk	0	0	33,336	0	33,336
	$(108,938)	$1,259,237	$33,336	$(125,734)	$1,057,901
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty.

Allspring Diversified Income Builder Fund  |  49

Notes to financial statements (unaudited)
A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Citibank National Association	$99,619	$0	$(99,619)	$0
1 Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2023, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

50  |  Allspring Diversified Income Builder Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

52  |  Allspring Diversified Income Builder Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Diversified Income Builder Fund  |  53

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

54  |  Allspring Diversified Income Builder Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04042023-1366a5xo 05-23
SAR4304 03-23

Semi-Annual Report
March 31, 2023
Allspring
Index Asset Allocation Fund

The views expressed and any forward-looking statements are as of March 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Index Asset Allocation Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Index Asset Allocation Fund for the six-month period that ended March 31, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that can now generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 15.62%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 22.13%, while the MSCI EM Index (Net) (USD)3 returned 14.04%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 4.89%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned 10.07%, the Bloomberg Municipal Bond Index6 gained 7.00%, and the ICE BofA U.S. High Yield Index7 returned 7.89%.
Despite high inflation and central bank rate hikes, markets rally.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Index Asset Allocation Fund

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The sudden banking industry uncertainty led some clients of regional banks to transfer deposits to a handful of U.S. banking giants while bank shareholders sold stock. The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. The U.S. labor market remained resilient. The euro-area composite Purchasing Managers’ Index2 rose to 53.70, indicating expansion, for March. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
“ The banking industry turmoil could make the job of central banks more challenging as they weigh inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China.”

[1]	The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
[2]	The Purchasing Managers' Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.

Allspring Index Asset Allocation Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Index Asset Allocation Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA, FRM, Manjunath Boraiah, Petros N. Bocray, CFA, FRM, John R. Campbell, CFA, Travis L. Keshemberg, CFA, CIPM, FRM, David Neal, CFA, Nick Toporkov, Ph.D., CFA, Robert M. Wicentowski, CFA, Limin Xiao, Ph.D., CFA

Average annual total returns (%) as of March 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SFAAX)	11-13-1986	-12.69	5.50	7.43	-7.36	6.75	8.07	1.10	1.08
Class C (WFALX)	4-1-1998	-9.05	5.96	7.43	-8.05	5.96	7.43	1.85	1.83
Administrator Class (WFAIX)	11-8-1999	–	–	–	-7.20	6.94	8.29	1.02	0.90
Institutional Class (WFATX)[3]	10-31-2016	–	–	–	-7.05	7.10	8.39	0.77	0.75
Index Asset Allocation Blended Index[4]	–	–	–	–	-6.09	7.35	8.46	–	–
Bloomberg U.S. Treasury Index[5]	–	–	–	–	-4.51	0.74	0.90	–	–
S&P 500 Index[6]	–	–	–	–	-7.73	11.19	12.24	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through January 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.08% for Class A, 1.83% for Class C, 0.90% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[4]	Source: Allspring Funds Management, LLC. The Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.
[5]	The Bloomberg U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.
[6]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Index Asset Allocation Fund

Performance highlights (unaudited)
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Index Asset Allocation Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of March 31, 2023[1]
Apple Incorporated	4.33
Microsoft Corporation	3.79
Amazon.com Incorporated	1.63
U.S. Treasury Note, 1.38%, 10-31-2028	1.61
U.S. Treasury Note, 1.38%, 11-15-2031	1.47
U.S. Treasury Bond, 6.88%, 8-15-2025	1.36
NVIDIA Corporation	1.21
Alphabet Incorporated Class A	1.09
Tesla Motors Incorporated	0.98
Berkshire Hathaway Incorporated Class B	0.98
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of March 31, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	40	44
Stock Funds	60	60
Effective Cash	0	(4)
[1]	Effective allocation reflects the effect of the tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. Effective allocations are subject to change and may have changed since the date specified.

8  |  Allspring Index Asset Allocation Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2022 to March 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2022	Ending account value 3-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,098.71	$5.65	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%
Class C
Actual	$1,000.00	$1,094.75	$9.56	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.20	1.83%
Administrator Class
Actual	$1,000.00	$1,099.70	$4.71	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Institutional Class
Actual	$1,000.00	$1,100.65	$3.93	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

Allspring Index Asset Allocation Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$ 18,135	$ 19,996
Total Agency securities (Cost $18,135)				19,996

	Shares
Common stocks: 60.62%
Communication services: 4.92%
Diversified telecommunication services: 0.53%
AT&T Incorporated	167,508	3,224,529
Verizon Communications Incorporated	98,697	3,838,326
		7,062,855
Entertainment: 0.87%
Activision Blizzard Incorporated	16,736	1,432,434
Electronic Arts Incorporated	6,122	737,395
Live Nation Entertainment Incorporated †	3,350	234,500
Netflix Incorporated †	10,466	3,615,794
Take-Two Interactive Software Incorporated †	3,726	444,512
The Walt Disney Company †	42,930	4,298,581
Warner Bros. Discovery Incorporated †	51,931	784,158
		11,547,374
Interactive media & services: 2.90%
Alphabet Incorporated Class A †	139,966	14,518,673
Alphabet Incorporated Class C †	122,016	12,689,664
Match Group Incorporated †	6,564	251,992
Meta Platforms Incorporated Class A †	52,305	11,085,522
		38,545,851
Media: 0.47%
Charter Communications Incorporated Class A †	2,475	885,085
Comcast Corporation Class A	98,855	3,747,593
DISH Network Corporation Class A †	5,907	55,112
Fox Corporation Class A	6,978	237,601
Fox Corporation Class B	3,239	101,413
Interpublic Group of Companies Incorporated	9,130	340,001
News Corporation Class A	8,986	155,188
News Corporation Class B	2,770	48,281
Omnicom Group Incorporated	4,764	449,436
Paramount Global Class B	11,868	264,775
		6,284,485
Wireless telecommunication services: 0.15%
T-Mobile US Incorporated †	13,919	2,016,028
Consumer discretionary: 6.14%
Automobile components: 0.08%
Aptiv plc †	6,367	714,314
BorgWarner Incorporated	5,502	270,203
		984,517
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Automobiles: 1.16%
Ford Motor Company	92,010	$ 1,159,326
General Motors Company	32,774	1,202,150
Tesla Motors Incorporated †	63,203	13,112,094
		15,473,570
Broadline retail: 1.69%
Amazon.com Incorporated †	209,505	21,639,771
eBay Incorporated	12,752	565,806
Etsy Incorporated †	2,954	328,869
		22,534,446
Distributors: 0.09%
Genuine Parts Company	3,313	554,298
LKQ Corporation	5,965	338,573
Pool Corporation	918	314,360
		1,207,231
Hotels, restaurants & leisure: 1.28%
Booking Holdings Incorporated †	912	2,418,998
Caesars Entertainment Incorporated †	5,042	246,100
Carnival Corporation †	23,550	239,033
Chipotle Mexican Grill Incorporated †	649	1,108,680
Darden Restaurants Incorporated	2,860	443,758
Domino's Pizza Incorporated	832	274,452
Expedia Group Incorporated †	3,474	337,082
Hilton Worldwide Holdings Incorporated	6,262	882,128
Las Vegas Sands Corporation †	7,723	443,686
Marriott International Incorporated Class A	6,323	1,049,871
McDonald's Corporation	17,212	4,812,647
MGM Resorts International	7,394	328,441
Norwegian Cruise Line Holdings Limited †	9,903	133,195
Royal Caribbean Cruises Limited †	5,158	336,817
Starbucks Corporation	27,009	2,812,447
Wynn Resorts Limited †	2,423	271,158
Yum! Brands Incorporated	6,580	869,086
		17,007,579
Household durables: 0.21%
D.R. Horton Incorporated	7,343	717,338
Garmin Limited	3,603	363,615
Lennar Corporation Class A	5,958	626,245
Mohawk Industries Incorporated †	1,239	124,173
Newell Rubbermaid Incorporated	8,845	110,032
NVR Incorporated †	71	395,625
PulteGroup Incorporated	5,302	309,001
Whirlpool Corporation	1,281	169,118
		2,815,147
Leisure products: 0.01%
Hasbro Incorporated	3,051	163,808
Specialty retail: 1.31%
Advance Auto Parts Incorporated	1,392	169,281
AutoZone Incorporated †	441	1,084,044
Bath & Body Works Incorporated	5,368	196,361
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Specialty retail (continued)
Best Buy Company Incorporated	4,628	$ 362,234
CarMax Incorporated †	3,714	238,736
Lowe's Companies Incorporated	14,211	2,841,774
O'Reilly Automotive Incorporated †	1,465	1,243,756
Ross Stores Incorporated	8,093	858,910
The Home Depot Incorporated	23,951	7,068,419
The TJX Companies Incorporated	27,154	2,127,787
Tractor Supply Company	2,596	610,164
Ulta Beauty Incorporated †	1,196	652,621
		17,454,087
Textiles, apparel & luxury goods: 0.31%
Nike Incorporated Class B	29,273	3,590,041
Ralph Lauren Corporation	966	112,703
Tapestry Incorporated	5,548	239,174
VF Corporation	7,763	177,850
		4,119,768
Consumer staples: 4.39%
Beverages: 1.10%
Brown-Forman Corporation Class B	4,297	276,168
Constellation Brands Incorporated Class A	3,815	861,770
Keurig Dr. Pepper Incorporated	19,969	704,506
Molson Coors Brewing Company Class B	4,418	228,322
Monster Beverage Corporation †	17,902	966,887
PepsiCo Incorporated	32,365	5,900,140
The Coca-Cola Company	91,463	5,673,450
		14,611,243
Consumer staples distribution & retail: 1.20%
Costco Wholesale Corporation	10,428	5,181,360
Dollar General Corporation	5,254	1,105,757
Dollar Tree Incorporated †	4,886	701,385
Sysco Corporation	11,929	921,277
Target Corporation	10,817	1,791,620
The Kroger Company	15,308	755,756
Walgreens Boots Alliance Incorporated	16,823	581,739
Walmart Incorporated	32,955	4,859,215
		15,898,109
Food products: 0.70%
Archer Daniels Midland Company	12,856	1,024,109
Bunge Limited	3,520	336,230
Campbell Soup Company	4,715	259,231
ConAgra Foods Incorporated	11,201	420,710
General Mills Incorporated	13,856	1,184,134
Hormel Foods Corporation	6,806	271,423
Kellogg Company	6,015	402,764
Lamb Weston Holdings Incorporated	3,381	353,382
McCormick & Company Incorporated	5,892	490,273
Mondelez International Incorporated Class A	32,038	2,233,689
The Hershey Company	3,454	878,732
The J.M. Smucker Company	2,506	394,369
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Food products (continued)
The Kraft Heinz Company	18,711	$ 723,554
Tyson Foods Incorporated Class A	6,712	398,156
		9,370,756
Household products: 0.88%
Church & Dwight Company Incorporated	5,731	506,678
Colgate-Palmolive Company	19,628	1,475,044
Kimberly-Clark Corporation	7,931	1,064,499
The Clorox Company	2,903	459,371
The Procter & Gamble Company	55,440	8,243,374
		11,748,966
Personal care products: 0.10%
The Estee Lauder Companies Incorporated Class A	5,444	1,341,728
Tobacco: 0.41%
Altria Group Incorporated	41,960	1,872,255
Philip Morris International Incorporated	36,430	3,542,818
		5,415,073
Energy: 2.79%
Energy equipment & services: 0.22%
Baker Hughes Company	23,641	682,279
Halliburton Company	21,246	672,223
Schlumberger Limited	33,374	1,638,663
		2,993,165
Oil, gas & consumable fuels: 2.57%
APA Corporation	7,556	272,469
Chevron Corporation	41,805	6,820,904
ConocoPhillips	28,761	2,853,379
Coterra Energy Incorporated	18,529	454,702
Devon Energy Corporation	15,362	777,471
Diamondback Energy Incorporated	4,319	583,799
EOG Resources Incorporated	13,804	1,582,353
EQT Corporation	8,626	275,256
Exxon Mobil Corporation	96,773	10,612,127
Hess Corporation	6,521	862,989
Kinder Morgan Incorporated	46,489	814,022
Marathon Oil Corporation	14,924	357,579
Marathon Petroleum Corporation	10,669	1,438,501
Occidental Petroleum Corporation	17,088	1,066,804
ONEOK Incorporated	10,503	667,361
Phillips 66	10,951	1,110,212
Pioneer Natural Resources Company	5,584	1,140,476
Targa Resources Corporation	5,320	388,094
The Williams Companies Incorporated	28,623	854,683
Valero Energy Corporation	9,060	1,264,776
		34,197,957
Financials: 7.82%
Banks: 1.89%
Bank of America Corporation	164,018	4,690,915
Citigroup Incorporated	45,516	2,134,245
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  13

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Banks (continued)
Citizens Financial Group Incorporated	11,574	$ 351,502
Comerica Incorporated	3,078	133,647
Fifth Third Bancorp	16,060	427,838
First Republic Bank	4,366	61,080
Huntington Bancshares Incorporated	33,912	379,814
JPMorgan Chase & Company	68,930	8,982,268
KeyCorp	21,933	274,601
M&T Bank Corporation	3,978	475,649
PNC Financial Services Group Incorporated	9,423	1,197,663
Regions Financial Corporation	21,949	407,373
Truist Financial Corporation	31,180	1,063,238
US Bancorp	32,740	1,180,277
Wells Fargo & Company	89,546	3,347,229
Zions Bancorporation	3,516	105,234
		25,212,573
Capital markets: 1.71%
Ameriprise Financial Incorporated	2,475	758,588
Bank of New York Mellon Corporation	17,285	785,430
BlackRock Incorporated	3,519	2,354,633
Cboe Global Markets Incorporated	2,493	334,660
CME Group Incorporated	8,454	1,619,110
FactSet Research Systems Incorporated	899	373,166
Franklin Resources Incorporated	6,702	180,552
Intercontinental Exchange Incorporated	13,133	1,369,641
Invesco Limited	10,688	175,283
MarketAxess Holdings Incorporated	884	345,900
Moody's Corporation	3,702	1,132,886
Morgan Stanley	30,703	2,695,723
MSCI Incorporated	1,879	1,051,658
Northern Trust Corporation	4,898	431,661
Raymond James Financial Incorporated	4,555	424,845
S&P Global Incorporated	7,736	2,667,141
State Street Corporation	8,202	620,809
T. Rowe Price Group Incorporated	5,271	595,096
The Charles Schwab Corporation	35,845	1,877,561
The Goldman Sachs Group Incorporated	7,958	2,603,141
The NASDAQ Incorporated	7,966	435,501
		22,832,985
Consumer finance: 0.31%
American Express Company	13,991	2,307,815
Capital One Financial Corporation	8,961	861,690
Discover Financial Services	6,274	620,122
Synchrony Financial	10,270	298,652
		4,088,279
Financial services: 2.60%
Berkshire Hathaway Incorporated Class B †	42,340	13,073,322
Fidelity National Information Services Incorporated	13,944	757,578
Fiserv Incorporated †	14,923	1,686,747
FleetCor Technologies Incorporated †	1,733	365,403
Global Payments Incorporated	6,182	650,594
Jack Henry & Associates Incorporated	1,715	258,485
MasterCard Incorporated Class A	19,827	7,205,330
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Financial services (continued)
PayPal Holdings Incorporated †	26,587	$ 2,019,017
Visa Incorporated Class A	38,186	8,609,416
		34,625,892
Insurance: 1.31%
AFLAC Incorporated	13,157	848,890
American International Group Incorporated	17,460	879,286
Aon plc Class A	4,827	1,521,905
Arch Capital Group Limited †	8,692	589,926
Arthur J. Gallagher & Company	4,984	953,489
Assurant Incorporated	1,242	149,127
Brown & Brown Incorporated	5,524	317,188
Chubb Limited	9,754	1,894,032
Cincinnati Financial Corporation	3,694	414,024
Everest Reinsurance Group Limited	920	329,378
Globe Life Incorporated	2,126	233,903
Lincoln National Corporation	3,619	81,319
Loews Corporation	4,584	265,964
Marsh & McLennan Companies Incorporated	11,632	1,937,310
MetLife Incorporated	15,488	897,375
Principal Financial Group Incorporated	5,348	397,463
Progressive Corporation	13,745	1,966,360
Prudential Financial Incorporated	8,648	715,536
The Allstate Corporation	6,180	684,806
The Hartford Financial Services Group Incorporated	7,405	516,054
The Travelers Companies Incorporated	5,431	930,928
W.R. Berkley Corporation	4,787	298,039
Willis Towers Watson plc	2,509	583,041
		17,405,343
Health care: 8.61%
Biotechnology: 1.39%
AbbVie Incorporated	41,559	6,623,258
Amgen Incorporated	12,548	3,033,479
Biogen Incorporated †	3,384	940,854
Gilead Sciences Incorporated	29,304	2,431,353
Incyte Corporation †	4,349	314,302
Moderna Incorporated †	7,764	1,192,395
Regeneron Pharmaceuticals Incorporated †	2,526	2,075,538
Vertex Pharmaceuticals Incorporated †	6,042	1,903,653
		18,514,832
Health care equipment & supplies: 1.74%
Abbott Laboratories	40,974	4,149,027
Align Technology Incorporated †	1,707	570,377
Baxter International Incorporated	11,860	481,042
Becton Dickinson & Company	6,672	1,651,587
Boston Scientific Corporation †	33,659	1,683,960
Dentsply Sirona Incorporated	5,050	198,364
DexCom Incorporated †	9,081	1,055,031
Edwards Lifesciences Corporation †	14,529	1,201,984
GE HealthCare Technology Incorporated †	8,533	699,962
Hologic Incorporated †	5,794	467,576
IDEXX Laboratories Incorporated †	1,946	973,156
Insulet Corporation †	1,632	520,543
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  15

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Intuitive Surgical Incorporated †	8,234	$ 2,103,540
Medtronic plc	31,259	2,520,101
ResMed Incorporated	3,452	755,953
STERIS plc	2,333	446,256
Stryker Corporation	7,923	2,261,779
Teleflex Incorporated	1,102	279,148
The Cooper Companies Incorporated	1,160	433,098
Zimmer Biomet Holdings Incorporated	4,932	637,214
		23,089,698
Health care providers & services: 1.84%
AmerisourceBergen Corporation	3,802	608,738
Cardinal Health Incorporated	6,055	457,153
Centene Corporation †	12,943	818,127
Cigna Corporation	7,019	1,793,565
CVS Health Corporation	30,177	2,242,453
DaVita HealthCare Partners Incorporated †	1,292	104,794
Elevance Health Incorporated	5,612	2,580,454
HCA Healthcare Incorporated	4,983	1,313,917
Henry Schein Incorporated †	3,185	259,705
Humana Incorporated	2,937	1,425,796
Laboratory Corporation of America Holdings	2,082	477,652
McKesson Corporation	3,218	1,145,769
Molina Healthcare Incorporated †	1,372	366,996
Quest Diagnostics Incorporated	2,608	368,980
UnitedHealth Group Incorporated	21,957	10,376,659
Universal Health Services Incorporated Class B	1,508	191,667
		24,532,425
Life sciences tools & services: 1.12%
Agilent Technologies Incorporated	6,953	961,878
Bio-Rad Laboratories Incorporated Class A †	506	242,384
Bio-Techne Corporation	3,696	274,206
Charles River Laboratories International Incorporated †	1,196	241,377
Danaher Corporation	15,404	3,882,424
Illumina Incorporated †	3,697	859,737
IQVIA Holdings Incorporated †	4,364	867,956
Mettler-Toledo International Incorporated †	519	794,179
PerkinElmer Incorporated	2,968	395,516
Thermo Fisher Scientific Incorporated	9,217	5,312,402
Waters Corporation †	1,396	432,243
West Pharmaceutical Services Incorporated	1,740	602,858
		14,867,160
Pharmaceuticals: 2.52%
Bristol-Myers Squibb Company	49,965	3,463,074
Catalent Incorporated †	4,232	278,085
Eli Lilly & Company	18,533	6,364,603
Johnson & Johnson	61,440	9,523,200
Merck & Company Incorporated	59,582	6,338,929
Organon & Company	5,978	140,603
Pfizer Incorporated	131,913	5,382,050
Viatris Incorporated	28,498	274,151
Zoetis Incorporated	10,953	1,823,017
		33,587,712
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Industrials: 5.25%
Aerospace & defense: 1.06%
General Dynamics Corporation	5,288	$ 1,206,774
Howmet Aerospace Incorporated	8,653	366,628
Huntington Ingalls Industries Incorporated	937	193,978
L3Harris Technologies Incorporated	4,474	877,978
Lockheed Martin Corporation	5,340	2,524,378
Northrop Grumman Corporation	3,381	1,561,075
Raytheon Technologies Corporation	34,426	3,371,338
Textron Incorporated	4,906	346,511
The Boeing Company †	13,215	2,807,262
TransDigm Group Incorporated	1,219	898,464
		14,154,386
Air freight & logistics: 0.39%
C.H. Robinson Worldwide Incorporated	2,766	274,857
Expeditors International of Washington Incorporated	3,740	411,849
FedEx Corporation	5,457	1,246,870
United Parcel Service Incorporated Class B	17,151	3,327,122
		5,260,698
Building products: 0.27%
A.O. Smith Corporation	2,981	206,136
Allegion plc	2,064	220,291
Carrier Global Corporation	19,603	896,837
Johnson Controls International plc	16,150	972,553
Masco Corporation	5,292	263,118
Trane Technologies plc	5,383	990,364
		3,549,299
Commercial services & supplies: 0.30%
Cintas Corporation	2,030	939,240
Copart Incorporated †	10,074	757,666
Republic Services Incorporated	4,827	652,707
Rollins Incorporated	5,439	204,126
Waste Management Incorporated	8,728	1,424,148
		3,977,887
Construction & engineering: 0.04%
Quanta Services Incorporated	3,358	559,577
Electrical equipment: 0.34%
AMETEK Incorporated	5,397	784,346
Eaton Corporation plc	9,346	1,601,344
Emerson Electric Company	13,428	1,170,116
Generac Holdings Incorporated †	1,489	160,827
Rockwell Automation Incorporated	2,697	791,435
		4,508,068
Ground transportation: 0.49%
CSX Corporation	49,407	1,479,246
J.B. Hunt Transport Services Incorporated	1,950	342,147
Norfolk Southern Corporation	5,353	1,134,836
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  17

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Ground transportation (continued)
Old Dominion Freight Line Incorporated	2,129	$ 725,648
Union Pacific Corporation	14,379	2,893,918
		6,575,795
Industrial conglomerates: 0.51%
3M Company	12,937	1,359,808
General Electric Company	25,598	2,447,169
Honeywell International Incorporated	15,701	3,000,775
		6,807,752
Machinery: 1.09%
Caterpillar Incorporated	12,230	2,798,713
Cummins Incorporated	3,321	793,320
Deere & Company	6,355	2,623,852
Dover Corporation	3,283	498,819
Fortive Corporation	8,293	565,334
IDEX Corporation	1,772	409,385
Illinois Tool Works Incorporated	6,524	1,588,268
Ingersoll Rand Incorporated	9,516	553,641
Nordson Corporation	1,263	280,714
Otis Worldwide Corporation	9,749	822,816
PACCAR Incorporated	12,267	897,944
Parker-Hannifin Corporation	3,014	1,013,036
Pentair plc	3,866	213,674
Snap-on Incorporated	1,248	308,119
Stanley Black & Decker Incorporated	3,477	280,177
Wabtec Corporation	4,274	431,930
Xylem Incorporated	4,236	443,509
		14,523,251
Passenger airlines: 0.13%
Alaska Air Group Incorporated †	2,997	125,754
American Airlines Group Incorporated †	15,290	225,528
Delta Air Lines Incorporated †	15,069	526,209
Southwest Airlines Company	13,966	454,454
United Airlines Holdings Incorporated †	7,683	339,973
		1,671,918
Professional services: 0.47%
Automatic Data Processing Incorporated	9,737	2,167,748
Broadridge Financial Solutions Incorporated	2,766	405,413
CoStar Group Incorporated †	9,557	657,999
Equifax Incorporated	2,879	583,976
Jacobs Solutions Incorporated	2,978	349,945
Leidos Holdings Incorporated	3,212	295,697
Paychex Incorporated	7,539	863,894
Robert Half International Incorporated	2,531	203,923
Verisk Analytics Incorporated	3,675	705,086
		6,233,681
Trading companies & distributors: 0.16%
Fastenal Company	13,415	723,605
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
United Rentals Incorporated	1,630	$ 645,089
W.W. Grainger Incorporated	1,057	728,072
		2,096,766
Information technology: 15.81%
Communications equipment: 0.57%
Arista Networks Incorporated †	5,817	976,442
Cisco Systems Incorporated	96,540	5,046,629
F5 Networks Incorporated †	1,413	205,860
Juniper Networks Incorporated	7,613	262,039
Motorola Solutions Incorporated	3,929	1,124,205
		7,615,175
Electronic equipment, instruments & components: 0.39%
Amphenol Corporation Class A	13,973	1,141,874
CDW Corporation of Delaware	3,182	620,140
Corning Incorporated	17,889	631,124
Keysight Technologies Incorporated †	4,191	676,763
TE Connectivity Limited	7,437	975,363
Teledyne Technologies Incorporated †	1,101	492,543
Trimble Incorporated †	5,796	303,826
Zebra Technologies Corporation Class A †	1,213	385,734
		5,227,367
IT services: 0.73%
Accenture plc Class A	14,799	4,229,702
Akamai Technologies Incorporated †	3,695	289,319
Cognizant Technology Solutions Corporation Class A	11,961	728,784
DXC Technology Company †	5,351	136,772
EPAM Systems Incorporated †	1,352	404,248
Gartner Incorporated †	1,857	604,955
International Business Machines Corporation	21,247	2,785,269
VeriSign Incorporated †	2,153	454,993
		9,634,042
Semiconductors & semiconductor equipment: 3.91%
Advanced Micro Devices Incorporated †	37,890	3,713,599
Analog Devices Incorporated	11,911	2,349,087
Applied Materials Incorporated	19,812	2,433,508
Broadcom Incorporated	9,820	6,299,923
Enphase Energy Incorporated †	3,194	671,634
First Solar Incorporated †	2,330	506,775
Intel Corporation	97,219	3,176,145
KLA Corporation	3,254	1,298,899
Lam Research Corporation	3,171	1,681,011
Microchip Technology Incorporated	12,873	1,078,500
Micron Technology Incorporated	25,643	1,547,299
Monolithic Power Systems Incorporated	1,052	526,568
NVIDIA Corporation	57,810	16,057,884
NXP Semiconductors NV	6,090	1,135,633
ON Semiconductor Corporation †	10,151	835,630
Qorvo Incorporated †	2,347	238,385
Qualcomm Incorporated	26,202	3,342,851
Skyworks Solutions Incorporated	3,736	440,773
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  19

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Solaredge Technologies Incorporated †	1,314	$ 399,390
Teradyne Incorporated	3,660	393,487
Texas Instruments Incorporated	21,296	3,961,269
		52,088,250
Software: 5.73%
Adobe Incorporated †	10,758	4,145,810
Ansys Incorporated †	2,047	681,242
Autodesk Incorporated †	5,071	1,055,579
Cadence Design Systems Incorporated †	6,446	1,354,240
Ceridian HCM Holding Incorporated †	3,616	264,764
Fair Isaac Corporation †	591	415,290
Fortinet Incorporated †	15,238	1,012,717
Gen Digital	13,367	229,378
Intuit Incorporated	6,602	2,943,370
Microsoft Corporation	174,929	50,432,031
Oracle Corporation	36,116	3,355,899
Paycom Software Incorporated †	1,133	344,443
PTC Incorporated †	2,501	320,703
Roper Technologies Incorporated	2,492	1,098,199
Salesforce.com Incorporated †	23,500	4,694,830
ServiceNow Incorporated †	4,770	2,216,714
Synopsys Incorporated †	3,582	1,383,548
Tyler Technologies Incorporated †	979	347,193
		76,295,950
Technology hardware, storage & peripherals: 4.48%
Apple Incorporated	349,506	57,633,530
Hewlett Packard Enterprise Company	30,123	479,859
HP Incorporated	20,311	596,128
NetApp Incorporated	5,066	323,464
Seagate Technology Holdings plc	4,513	298,400
Western Digital Corporation †	7,504	282,676
		59,614,057
Materials: 1.60%
Chemicals: 1.09%
Air Products & Chemicals Incorporated	5,219	1,498,949
Albemarle Corporation	2,753	608,523
Celanese Corporation Series A	2,344	255,238
CF Industries Holdings Incorporated	4,610	334,179
Corteva Incorporated	16,751	1,010,253
Dow Incorporated	16,565	908,093
DuPont de Nemours Incorporated	10,766	772,676
Eastman Chemical Company	2,792	235,477
Ecolab Incorporated	5,823	963,881
FMC Corporation	2,960	361,505
International Flavors & Fragrances Incorporated	5,992	551,024
Linde plc	11,575	4,114,218
LyondellBasell Industries NV Class A	5,969	560,429
PPG Industries Incorporated	5,523	737,762
The Mosaic Company	8,001	367,086
The Sherwin-Williams Company	5,542	1,245,675
		14,524,968
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Construction materials: 0.08%
Martin Marietta Materials Incorporated	1,459	$ 518,033
Vulcan Materials Company	3,123	535,782
		1,053,815
Containers & packaging: 0.16%
Amcor plc	34,916	397,344
Avery Dennison Corporation	1,903	340,504
Ball Corporation	7,377	406,546
International Paper Company	8,358	301,389
Packaging Corporation of America	2,175	301,955
Sealed Air Corporation	3,399	156,048
WestRock Company	5,984	182,332
		2,086,118
Metals & mining: 0.27%
Freeport-McMoRan Incorporated	33,589	1,374,126
Newmont Corporation	18,653	914,370
Nucor Corporation	5,945	918,324
Steel Dynamics Incorporated	3,920	443,195
		3,650,015
Real estate: 1.55%
Health care REITs: 0.11%
Healthpeak Properties Incorporated	12,849	282,293
Ventas Incorporated	9,400	407,490
Welltower Incorporated	11,104	796,046
		1,485,829
Hotel & resort REITs: 0.02%
Host Hotels & Resorts Incorporated	16,803	277,081
Industrial REITs: 0.20%
Prologis Incorporated	21,692	2,706,511
Office REITs: 0.05%
Alexandria Real Estate Equities Incorporated	3,701	464,809
Boston Properties Incorporated	3,352	181,410
		646,219
Real estate management & development: 0.04%
CBRE Group Incorporated Class A †	7,425	540,614
Residential REITs: 0.21%
AvalonBay Communities Incorporated	3,288	552,581
Camden Property Trust	2,588	271,326
Equity Residential	8,004	480,240
Essex Property Trust Incorporated	1,518	317,475
Invitation Homes Incorporated	13,650	426,290
Mid-America Apartment Communities Incorporated	2,714	409,923
UDR Incorporated	7,267	298,383
		2,756,218
Retail REITs: 0.19%
Federal Realty Investment Trust	1,721	170,086
Kimco Realty Corporation	14,534	283,849
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  21

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Retail REITs (continued)
Realty Income Corporation	14,738	$ 933,210
Regency Centers Corporation	3,619	221,410
Simon Property Group Incorporated	7,683	860,266
		2,468,821
Specialized REITs: 0.73%
American Tower Corporation	10,942	2,235,888
Crown Castle International Corporation	10,175	1,361,822
Digital Realty Trust Incorporated	6,757	664,281
Equinix Incorporated	2,175	1,568,262
Extra Space Storage Incorporated	3,147	512,741
Iron Mountain Incorporated	6,832	361,481
Public Storage Incorporated	3,715	1,122,450
SBA Communications Corporation	2,537	662,335
VICI Properties Incorporated	23,587	769,408
Weyerhaeuser Company	17,221	518,869
		9,777,537
Utilities: 1.74%
Electric utilities: 1.13%
Alliant Energy Corporation	5,899	315,007
American Electric Power Company Incorporated	12,076	1,098,795
Constellation Energy Corporation	7,685	603,273
Duke Energy Corporation	18,095	1,745,625
Edison International	8,974	633,475
Entergy Corporation	4,782	515,213
Evergy Incorporated	5,394	329,681
Eversource Energy	8,185	640,558
Exelon Corporation	23,353	978,257
FirstEnergy Corporation	12,764	511,326
NextEra Energy Incorporated	46,698	3,599,482
NRG Energy Incorporated	5,414	185,646
PG&E Corporation †	37,836	611,808
Pinnacle West Capital Corporation	2,659	210,699
PPL Corporation	17,303	480,850
The Southern Company	25,584	1,780,135
Xcel Energy Incorporated	12,860	867,278
		15,107,108
Gas utilities: 0.03%
Atmos Energy Corporation	3,364	377,979
Independent power & renewable electricity producers: 0.03%
AES Corporation	15,697	377,984
Multi-utilities: 0.50%
Ameren Corporation	6,075	524,819
CenterPoint Energy Incorporated	14,794	435,831
CMS Energy Corporation	6,845	420,146
Consolidated Edison Incorporated	8,339	797,792
Dominion Energy Incorporated	19,582	1,094,830
DTE Energy Company	4,553	498,736
NiSource Incorporated	9,544	266,850
Public Service Enterprise Group Incorporated	11,725	732,226
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Multi-utilities (continued)
Sempra Energy	7,387	$ 1,116,619
WEC Energy Group Incorporated	7,413	702,678
		6,590,527
Water utilities: 0.05%
American Water Works Company Incorporated	4,535	664,332
Total Common stocks (Cost $235,453,336)		807,036,237

	Interest rate		Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	5.18%	12-25-2034	$ 2,603	2,338
Total Non-agency mortgage-backed securities (Cost $2,603)				2,338
U.S. Treasury securities: 35.18%
U.S. Treasury Bond	1.13	5-15-2040	2,251,000	1,497,882
U.S. Treasury Bond	1.13	8-15-2040	2,981,000	1,970,371
U.S. Treasury Bond	1.25	5-15-2050	3,785,000	2,200,327
U.S. Treasury Bond	1.38	11-15-2040	1,746,000	1,202,626
U.S. Treasury Bond	1.38	8-15-2050	4,388,000	2,635,028
U.S. Treasury Bond	1.63	11-15-2050	4,394,000	2,817,824
U.S. Treasury Bond	1.75	8-15-2041	4,938,000	3,575,421
U.S. Treasury Bond	1.88	2-15-2041	4,559,000	3,409,633
U.S. Treasury Bond	1.88	2-15-2051	4,844,000	3,308,490
U.S. Treasury Bond	2.00	2-15-2050	3,135,000	2,221,931
U.S. Treasury Bond	2.00	8-15-2051	4,900,000	3,446,652
U.S. Treasury Bond	2.25	5-15-2041	4,397,000	3,492,008
U.S. Treasury Bond	2.25	8-15-2046	1,961,000	1,479,866
U.S. Treasury Bond	2.25	8-15-2049	3,118,000	2,344,468
U.S. Treasury Bond	2.25	2-15-2052	645,000	480,979
U.S. Treasury Bond	2.38	5-15-2051	4,919,000	3,777,254
U.S. Treasury Bond	2.50	2-15-2045	2,144,000	1,710,761
U.S. Treasury Bond	2.50	2-15-2046	1,960,000	1,556,669
U.S. Treasury Bond	2.50	5-15-2046	1,949,000	1,547,628
U.S. Treasury Bond	2.75	8-15-2047	1,864,000	1,549,377
U.S. Treasury Bond	2.75	11-15-2047	1,853,000	1,541,609
U.S. Treasury Bond	2.88	8-15-2045	1,430,000	1,218,516
U.S. Treasury Bond	2.88	11-15-2046	3,221,000	2,744,770
U.S. Treasury Bond	2.88	5-15-2049	2,582,000	2,209,425
U.S. Treasury Bond	3.00	5-15-2042	776,000	689,064
U.S. Treasury Bond	3.00	11-15-2044	1,951,000	1,701,790
U.S. Treasury Bond	3.00	5-15-2045	1,115,000	970,878
U.S. Treasury Bond	3.00	11-15-2045	834,000	725,678
U.S. Treasury Bond	3.00	2-15-2047	1,889,000	1,643,799
U.S. Treasury Bond	3.00	5-15-2047	1,921,000	1,671,795
U.S. Treasury Bond	3.00	2-15-2048	2,119,000	1,848,331
U.S. Treasury Bond	3.00	8-15-2048	2,099,000	1,832,935
U.S. Treasury Bond	3.00	2-15-2049	2,614,000	2,288,271
U.S. Treasury Bond	3.13	11-15-2041	846,000	771,182
U.S. Treasury Bond	3.13	2-15-2042	919,000	833,993
U.S. Treasury Bond	3.13	8-15-2044	1,999,000	1,783,483
U.S. Treasury Bond	3.13	5-15-2048	2,283,000	2,037,578
U.S. Treasury Bond	3.38	5-15-2044	1,432,000	1,331,872
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  23

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	3.38%	11-15-2048	$ 2,541,000	$ 2,376,828
U.S. Treasury Bond	3.50	2-15-2039	731,000	722,148
U.S. Treasury Bond	3.63	8-15-2043	824,000	799,795
U.S. Treasury Bond	3.63	2-15-2044	1,547,000	1,496,420
U.S. Treasury Bond	3.75	8-15-2041	929,000	927,512
U.S. Treasury Bond	3.75	11-15-2043	1,660,000	1,639,639
U.S. Treasury Bond	3.88	8-15-2040	946,000	970,093
U.S. Treasury Bond	4.25	5-15-2039	681,000	734,496
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,048,787
U.S. Treasury Bond	4.38	2-15-2038	381,000	417,195
U.S. Treasury Bond	4.38	11-15-2039	757,000	827,023
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,176,199
U.S. Treasury Bond	4.38	5-15-2041	842,000	916,004
U.S. Treasury Bond	4.50	5-15-2038	428,000	474,645
U.S. Treasury Bond	4.50	8-15-2039	721,000	800,648
U.S. Treasury Bond	4.63	2-15-2040	730,000	821,535
U.S. Treasury Bond	4.75	2-15-2037	264,000	301,043
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,234,786
U.S. Treasury Bond	5.00	5-15-2037	375,000	437,300
U.S. Treasury Bond	5.25	11-15-2028	479,000	518,387
U.S. Treasury Bond	5.25	2-15-2029	349,000	378,283
U.S. Treasury Bond	5.38	2-15-2031	752,000	847,381
U.S. Treasury Bond	5.50	8-15-2028	369,000	402,080
U.S. Treasury Bond	6.13	11-15-2027	525,000	580,125
U.S. Treasury Bond	6.13	8-15-2029	293,000	334,638
U.S. Treasury Bond	6.25	5-15-2030	478,000	558,438
U.S. Treasury Bond	6.38	8-15-2027	224,000	248,141
U.S. Treasury Bond	6.88	8-15-2025	16,974,000	18,126,375
U.S. Treasury Note	0.13	2-15-2024	3,940,000	3,786,402
U.S. Treasury Note	0.25	3-15-2024	3,929,000	3,769,538
U.S. Treasury Note	0.25	5-15-2024	3,937,000	3,754,299
U.S. Treasury Note	0.25	5-31-2025	10,364,000	9,563,219
U.S. Treasury Note	0.25	8-31-2025	3,153,000	2,888,320
U.S. Treasury Note	0.25	10-31-2025	3,586,000	3,269,564
U.S. Treasury Note	0.38	4-15-2024	3,919,000	3,751,065
U.S. Treasury Note	0.38	4-30-2025	2,591,000	2,403,153
U.S. Treasury Note	0.38	11-30-2025	3,685,000	3,361,411
U.S. Treasury Note	0.38	1-31-2026	4,058,000	3,683,745
U.S. Treasury Note	0.38	7-31-2027	2,771,000	2,407,198
U.S. Treasury Note	0.38	9-30-2027	3,141,000	2,716,106
U.S. Treasury Note	0.50	3-31-2025	2,469,000	2,302,825
U.S. Treasury Note	0.50	2-28-2026	4,104,000	3,729,991
U.S. Treasury Note	0.50	4-30-2027	2,015,000	1,774,066
U.S. Treasury Note	0.50	5-31-2027	2,282,000	2,002,455
U.S. Treasury Note	0.50	6-30-2027	2,520,000	2,207,264
U.S. Treasury Note	0.50	8-31-2027	2,918,000	2,543,447
U.S. Treasury Note	0.50	10-31-2027	3,418,000	2,965,916
U.S. Treasury Note	0.63	3-31-2027	1,681,000	1,490,312
U.S. Treasury Note	0.63	11-30-2027	7,236,000	6,307,474
U.S. Treasury Note	0.63	12-31-2027	3,852,000	3,350,036
U.S. Treasury Note	0.63	5-15-2030	3,675,000	3,008,476
U.S. Treasury Note	0.63	8-15-2030	4,582,000	3,733,793
U.S. Treasury Note	0.75	3-31-2026	4,059,000	3,713,509
U.S. Treasury Note	0.75	4-30-2026	4,130,000	3,765,076
U.S. Treasury Note	0.75	5-31-2026	4,136,000	3,762,144
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.75%	1-31-2028	$ 4,214,000	$ 3,680,666
U.S. Treasury Note	0.88	11-15-2030	2,681,000	2,219,365
U.S. Treasury Note	1.13	2-28-2025	2,444,000	2,310,917
U.S. Treasury Note	1.13	2-28-2027	964,000	874,868
U.S. Treasury Note	1.13	2-29-2028	4,178,000	3,710,423
U.S. Treasury Note	1.13	2-15-2031	7,183,000	6,048,591
U.S. Treasury Note	1.25	8-31-2024	1,400,000	1,340,555
U.S. Treasury Note	1.25	3-31-2028	4,152,000	3,703,389
U.S. Treasury Note	1.25	4-30-2028	4,224,000	3,760,845
U.S. Treasury Note	1.25	5-31-2028	4,167,000	3,705,212
U.S. Treasury Note	1.25	8-15-2031	7,687,000	6,447,772
U.S. Treasury Note	1.38	1-31-2025	2,372,000	2,257,384
U.S. Treasury Note	1.38	8-31-2026	1,787,000	1,649,555
U.S. Treasury Note	1.38	10-31-2028	24,195,000	21,466,447
U.S. Treasury Note	1.38	11-15-2031	23,180,000	19,565,369
U.S. Treasury Note	1.50	9-30-2024	2,442,000	2,343,080
U.S. Treasury Note	1.50	10-31-2024	2,391,000	2,290,503
U.S. Treasury Note	1.50	11-30-2024	10,419,000	9,964,797
U.S. Treasury Note	1.50	8-15-2026	3,430,000	3,183,603
U.S. Treasury Note	1.50	1-31-2027	1,873,000	1,724,331
U.S. Treasury Note	1.50	2-15-2030	4,305,000	3,773,938
U.S. Treasury Note	1.63	2-15-2026	3,342,000	3,143,047
U.S. Treasury Note	1.63	5-15-2026	3,385,000	3,169,338
U.S. Treasury Note	1.63	10-31-2026	1,800,000	1,672,102
U.S. Treasury Note	1.63	8-15-2029	2,854,000	2,545,634
U.S. Treasury Note	1.63	5-15-2031	7,512,000	6,528,691
U.S. Treasury Note	1.75	6-30-2024	2,424,000	2,345,409
U.S. Treasury Note	1.75	7-31-2024	2,406,000	2,323,670
U.S. Treasury Note	1.75	11-15-2029	2,229,000	2,001,747
U.S. Treasury Note	1.88	8-31-2024	1,345,000	1,299,344
U.S. Treasury Note	1.88	7-31-2026	1,828,000	1,719,748
U.S. Treasury Note	1.88	11-15-2051	3,485,000	2,373,067
U.S. Treasury Note	2.00	4-30-2024	7,435,000	7,230,828
U.S. Treasury Note	2.00	5-31-2024	7,089,000	6,890,176
U.S. Treasury Note	2.00	6-30-2024	1,939,000	1,881,436
U.S. Treasury Note	2.00	2-15-2025	3,537,000	3,400,494
U.S. Treasury Note	2.00	8-15-2025	3,491,000	3,339,769
U.S. Treasury Note	2.00	11-15-2026	3,370,000	3,169,380
U.S. Treasury Note	2.13	2-29-2024	1,298,000	1,268,187
U.S. Treasury Note	2.13	3-31-2024	1,961,000	1,913,813
U.S. Treasury Note	2.13	7-31-2024	1,927,000	1,870,394
U.S. Treasury Note	2.13	9-30-2024	1,844,000	1,785,871
U.S. Treasury Note	2.13	11-30-2024	1,852,000	1,789,857
U.S. Treasury Note	2.13	5-15-2025	3,005,000	2,888,791
U.S. Treasury Note	2.13	5-31-2026	1,793,000	1,704,050
U.S. Treasury Note	2.25	4-30-2024	2,418,000	2,358,306
U.S. Treasury Note	2.25	10-31-2024	1,882,000	1,823,776
U.S. Treasury Note	2.25	11-15-2024	3,535,000	3,424,117
U.S. Treasury Note	2.25	12-31-2024	1,911,000	1,848,445
U.S. Treasury Note	2.25	11-15-2025	3,473,000	3,332,316
U.S. Treasury Note	2.25	2-15-2027	3,350,000	3,173,732
U.S. Treasury Note	2.25	8-15-2027	3,338,000	3,148,803
U.S. Treasury Note	2.25	11-15-2027	3,248,000	3,055,150
U.S. Treasury Note	2.38	2-29-2024	1,426,000	1,396,199
U.S. Treasury Note	2.38	8-15-2024	3,101,000	3,018,387
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  25

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.38%	4-30-2026	$ 1,812,000	$ 1,737,963
U.S. Treasury Note	2.38	5-15-2027	3,375,000	3,205,591
U.S. Treasury Note	2.38	5-15-2029	3,295,000	3,074,261
U.S. Treasury Note	2.50	5-15-2024	3,424,000	3,348,565
U.S. Treasury Note	2.50	1-31-2025	1,936,000	1,879,886
U.S. Treasury Note	2.50	2-28-2026	1,888,000	1,818,823
U.S. Treasury Note	2.63	3-31-2025	1,884,000	1,833,147
U.S. Treasury Note	2.63	12-31-2025	1,914,000	1,852,468
U.S. Treasury Note	2.63	2-15-2029	3,512,000	3,330,089
U.S. Treasury Note	2.75	2-15-2024	2,325,000	2,286,038
U.S. Treasury Note	2.75	2-28-2025	1,955,000	1,906,736
U.S. Treasury Note	2.75	6-30-2025	1,959,000	1,906,505
U.S. Treasury Note	2.75	8-31-2025	2,020,000	1,964,371
U.S. Treasury Note	2.75	2-15-2028	4,229,000	4,062,153
U.S. Treasury Note	2.75	8-15-2032	2,430,000	2,286,858
U.S. Treasury Note	2.88	4-30-2025	1,884,000	1,839,917
U.S. Treasury Note	2.88	5-31-2025	1,939,000	1,892,873
U.S. Treasury Note	2.88	7-31-2025	1,949,000	1,903,016
U.S. Treasury Note	2.88	11-30-2025	1,880,000	1,832,413
U.S. Treasury Note	2.88	5-15-2028	4,397,000	4,241,387
U.S. Treasury Note	2.88	8-15-2028	4,422,000	4,258,766
U.S. Treasury Note	3.00	9-30-2025	1,994,000	1,950,148
U.S. Treasury Note	3.00	10-31-2025	1,814,000	1,774,106
U.S. Treasury Note	3.13	11-15-2028	3,621,000	3,529,909
U.S. Treasury Note	6.00	2-15-2026	445,000	471,352
U.S. Treasury Note	6.50	11-15-2026	296,000	323,368
U.S. Treasury Note	6.63	2-15-2027	215,000	237,365
U.S. Treasury Note	6.75	8-15-2026	221,000	241,443
U.S. Treasury Note	7.50	11-15-2024	240,000	252,413
Total U.S. Treasury securities (Cost $515,727,868)				468,294,526

		Yield	Shares
Short-term investments: 3.92%
Investment companies: 3.92%
Allspring Government Money Market Fund Select Class ♠∞		4.69	52,226,545	52,226,545
Total Short-term investments (Cost $52,226,545)				52,226,545
Total investments in securities (Cost $803,428,487)	99.72%			1,327,579,642
Other assets and liabilities, net	0.28			3,704,394
Total net assets	100.00%			$1,331,284,036

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$28,617,803	$150,763,930	$(127,155,188)	$ 0	$0	$ 52,226,545	52,226,545	$ 698,003
Investments in affiliates no longer held at end of period
Securities Lending Cash Investment LLC	149,819	2,679,313	(2,829,070)	(62)	0	0	0	3,948 #
				$ (62)	$0	$52,226,545		$701,951

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	48	6-16-2023	$ 9,362,392	$ 9,930,600	$ 568,208	$ 0
10-Year U.S. Treasury Notes	487	6-21-2023	55,727,321	55,966,953	239,632	0
U.S. Long Term Bonds	29	6-21-2023	3,724,135	3,803,531	79,396	0
U.S. Ultra Treasury Bonds	47	6-21-2023	6,535,665	6,632,875	97,210	0
2-Year U.S. Treasury Notes	38	6-30-2023	7,834,966	7,845,219	10,253	0
5-Year U.S. Treasury Notes	116	6-30-2023	12,588,956	12,702,906	113,950	0
Short
E-Mini S&P 500 Index	(79)	6-16-2023	(15,886,081)	(16,344,112)	0	(458,031)
					$1,108,649	$(458,031)
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  27

Statement of assets and liabilities—March 31, 2023 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $751,201,942)	$ 1,275,353,097
Investments in affiliated securities, at value (cost $52,226,545)	52,226,545
Cash at broker segregated for futures contracts	2,680,460
Receivable for dividends and interest	3,247,313
Receivable for daily variation margin on open futures contracts	437,722
Receivable for Fund shares sold	234,598
Prepaid expenses and other assets	182,139
Total assets	1,334,361,874
Liabilities
Payable for Fund shares redeemed	1,645,365
Management fee payable	636,719
Shareholder servicing fees payable	263,017
Administration fees payable	220,892
Payable for daily variation margin on open futures contracts	155,925
Distribution fee payable	71,487
Trustees’ fees and expenses payable	1,299
Accrued expenses and other liabilities	83,134
Total liabilities	3,077,838
Total net assets	$1,331,284,036
Net assets consist of
Paid-in capital	$ 812,100,101
Total distributable earnings	519,183,935
Total net assets	$1,331,284,036
Computation of net asset value and offering price per share
Net assets – Class A	$ 847,805,573
Shares outstanding – Class A1	23,101,084
Net asset value per share – Class A	$36.70
Maximum offering price per share – Class A2	$38.94
Net assets – Class C	$ 106,114,180
Shares outstanding – Class C1	4,773,830
Net asset value per share – Class C	$22.23
Net assets – Administrator Class	$ 236,571,950
Shares outstanding – Administrator Class[1]	6,446,160
Net asset value per share – Administrator Class	$36.70
Net assets – Institutional Class	$ 140,792,333
Shares outstanding – Institutional Class[1]	3,841,636
Net asset value per share – Institutional Class	$36.65
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Index Asset Allocation Fund

Statement of operations—six months ended March 31, 2023 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $1,771)	$ 7,216,237
Interest	5,494,800
Income from affiliated securities	698,140
Total investment income	13,409,177
Expenses
Management fee	4,047,881
Administration fees
Class A	872,178
Class C	116,132
Administrator Class	160,828
Institutional Class	95,740
Shareholder servicing fees
Class A	1,038,307
Class C	138,047
Administrator Class	306,211
Distribution fee
Class C	414,115
Custody and accounting fees	69,731
Professional fees	28,043
Registration fees	125,063
Shareholder report expenses	75,182
Trustees’ fees and expenses	11,087
Other fees and expenses	101,158
Total expenses	7,599,703
Less: Fee waivers and/or expense reimbursements
Fund-level	(324,795)
Administrator Class	(111,648)
Net expenses	7,163,260
Net investment income	6,245,917
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	48,533,607
Affiliated securities	(62)
Futures contracts	(2,658,919)
Net realized gains on investments	45,874,626
Net change in unrealized gains (losses) on
Unaffiliated securities	74,800,082
Futures contracts	(326,685)
Net change in unrealized gains (losses) on investments	74,473,397
Net realized and unrealized gains (losses) on investments	120,348,023
Net increase in net assets resulting from operations	$126,593,940
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  29

Statement of changes in net assets

	Six months ended March 31, 2023 (unaudited)		Year ended September 30, 2022
Operations
Net investment income		$ 6,245,917		$ 8,406,497
Net realized gains on investments		45,874,626		31,927,212
Net change in unrealized gains (losses) on investments		74,473,397		(278,621,617)
Net increase (decrease) in net assets resulting from operations		126,593,940		(238,287,908)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(37,593,161)		(63,362,703)
Class C		(4,535,716)		(8,330,567)
Administrator Class		(11,341,676)		(23,576,011)
Institutional Class		(7,170,489)		(12,107,682)
Total distributions to shareholders		(60,641,042)		(107,376,963)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	455,498	16,394,420	821,497	33,696,572
Class C	179,315	3,904,897	485,683	12,236,383
Administrator Class	355,371	12,798,780	1,568,634	66,040,429
Institutional Class	345,485	12,468,710	1,646,285	68,227,108
		45,566,807		180,200,492
Reinvestment of distributions
Class A	1,012,961	36,181,484	1,411,239	60,948,990
Class C	204,027	4,402,900	303,625	8,012,673
Administrator Class	316,455	11,305,650	544,767	23,512,105
Institutional Class	170,583	6,088,403	220,986	9,487,456
		57,978,437		101,961,224
Payment for shares redeemed
Class A	(1,322,727)	(47,773,990)	(2,443,961)	(99,973,810)
Class C	(857,527)	(18,674,616)	(1,240,343)	(30,566,657)
Administrator Class	(1,654,955)	(60,172,720)	(2,871,217)	(116,371,204)
Institutional Class	(997,979)	(35,669,100)	(1,324,804)	(53,709,439)
		(162,290,426)		(300,621,110)
Net decrease in net assets resulting from capital share transactions		(58,745,182)		(18,459,394)
Total increase (decrease) in net assets		7,207,716		(364,124,265)
Net assets
Beginning of period		1,324,076,320		1,688,200,585
End of period		$1,331,284,036		$1,324,076,320
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Index Asset Allocation Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class A	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$34.96	$43.74	$38.89	$35.13	$34.63	$31.99
Net investment income	0.17	0.21	0.19	0.30	0.33	0.27
Net realized and unrealized gains (losses) on investments	3.22	(6.23)	5.97	4.22	1.46	2.83
Total from investment operations	3.39	(6.02)	6.16	4.52	1.79	3.10
Distributions to shareholders from
Net investment income	(0.17)	(0.30)	(0.12)	(0.30)	(0.33)	(0.27)
Net realized gains	(1.48)	(2.46)	(1.19)	(0.46)	(0.96)	(0.19)
Total distributions to shareholders	(1.65)	(2.76)	(1.31)	(0.76)	(1.29)	(0.46)
Net asset value, end of period	$36.70	$34.96	$43.74	$38.89	$35.13	$34.63
Total return[1]	9.87%	(14.91)%	16.18%	13.08%	5.54%	9.76%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.10%	1.09%	1.10%	1.11%	1.08%
Net expenses	1.08%	1.08%	1.08%	1.08%	1.08%	1.07%
Net investment income	0.93%	0.52%	0.46%	0.83%	0.99%	0.80%
Supplemental data
Portfolio turnover rate	3%	13%	11%	19%	14%	9%
Net assets, end of period (000s omitted)	$847,806	$802,444	$1,013,263	$907,134	$834,289	$830,487

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  31

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Class C	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.15	$26.46	$23.64	$21.36	$21.07	$19.45
Net investment income (loss)	0.00 [1]	(0.07)	(0.08)	0.01	0.05	0.01
Net realized and unrealized gains (losses) on investments	1.98	(3.75)	3.63	2.57	0.88	1.73
Total from investment operations	1.98	(3.82)	3.55	2.58	0.93	1.74
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	(0.02)	(0.06)	(0.00) [1]
Net realized gains	(0.90)	(1.49)	(0.72)	(0.28)	(0.58)	(0.12)
Total distributions to shareholders	(0.90)	(1.49)	(0.73)	(0.30)	(0.64)	(0.12)
Net asset value, end of period	$22.23	$21.15	$26.46	$23.64	$21.36	$21.07
Total return[2]	9.48%	(15.56)%	15.31%	12.22%	4.75%	8.97%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.85%	1.84%	1.85%	1.86%	1.83%
Net expenses	1.83%	1.83%	1.83%	1.83%	1.83%	1.82%
Net investment income (loss)	0.18%	(0.24)%	(0.29)%	0.08%	0.24%	0.05%
Supplemental data
Portfolio turnover rate	3%	13%	11%	19%	14%	9%
Net assets, end of period (000s omitted)	$106,114	$110,992	$150,795	$144,828	$144,264	$153,322

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Index Asset Allocation Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Administrator Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$34.96	$43.80	$38.89	$35.14	$34.64	$31.99
Net investment income	0.20	0.28	0.26	0.37	0.39	0.32
Net realized and unrealized gains (losses) on investments	3.24	(6.22)	5.98	4.20	1.46	2.84
Total from investment operations	3.44	(5.94)	6.24	4.57	1.85	3.16
Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.14)	(0.36)	(0.39)	(0.32)
Net realized gains	(1.49)	(2.47)	(1.19)	(0.46)	(0.96)	(0.19)
Total distributions to shareholders	(1.70)	(2.90)	(1.33)	(0.82)	(1.35)	(0.51)
Net asset value, end of period	$36.70	$34.96	$43.80	$38.89	$35.14	$34.64
Total return[1]	9.97%	(14.77)%	16.40%	13.26%	5.73%	9.94%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.02%	1.01%	1.02%	1.03%	1.00%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.10%	0.69%	0.63%	1.01%	1.17%	0.97%
Supplemental data
Portfolio turnover rate	3%	13%	11%	19%	14%	9%
Net assets, end of period (000s omitted)	$236,572	$259,704	$358,573	$281,988	$229,390	$216,611

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Index Asset Allocation Fund  |  33

Financial highlights
(For a share outstanding throughout each period)
		Year ended September 30
Institutional Class	Six months ended March 31, 2023 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$34.91	$43.79	$38.84	$35.09	$34.59	$31.96
Net investment income	0.22	0.33	0.33	0.42	0.44	0.39
Net realized and unrealized gains (losses) on investments	3.23	(6.20)	5.97	4.21	1.46	2.81
Total from investment operations	3.45	(5.87)	6.30	4.63	1.90	3.20
Distributions to shareholders from
Net investment income	(0.23)	(0.54)	(0.16)	(0.42)	(0.44)	(0.38)
Net realized gains	(1.48)	(2.47)	(1.19)	(0.46)	(0.96)	(0.19)
Total distributions to shareholders	(1.71)	(3.01)	(1.35)	(0.88)	(1.40)	(0.57)
Net asset value, end of period	$36.65	$34.91	$43.79	$38.84	$35.09	$34.59
Total return[1]	10.07%	(14.64)%	16.57%	13.44%	5.89%	10.11%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.77%	0.76%	0.77%	0.78%	0.75%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income	1.26%	0.85%	0.79%	1.16%	1.32%	1.13%
Supplemental data
Portfolio turnover rate	3%	13%	11%	19%	14%	9%
Net assets, end of period (000s omitted)	$140,792	$150,936	$165,569	$139,896	$123,504	$110,566

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Asset Allocation Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending

Allspring Index Asset Allocation Fund  |  35

Notes to financial statements (unaudited)
agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

36  |  Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
As of March 31, 2023, the aggregate cost of all investments for federal income tax purposes was $816,884,727 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$581,434,550
Gross unrealized losses	(70,089,017)
Net unrealized gains	$511,345,533
As of September 30, 2022, the Fund had current year deferred post-October capital losses consisting of $4,258,328 in short-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Index Asset Allocation Fund  |  37

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 19,996	$0	$ 19,996
Common stocks
Communication services	65,456,593	0	0	65,456,593
Consumer discretionary	81,760,153	0	0	81,760,153
Consumer staples	58,385,875	0	0	58,385,875
Energy	37,191,122	0	0	37,191,122
Financials	104,165,072	0	0	104,165,072
Health care	114,591,827	0	0	114,591,827
Industrials	69,919,078	0	0	69,919,078
Information technology	210,474,841	0	0	210,474,841
Materials	21,314,916	0	0	21,314,916
Real estate	20,658,830	0	0	20,658,830
Utilities	23,117,930	0	0	23,117,930
Non-agency mortgage-backed securities	0	2,338	0	2,338
U.S. Treasury securities	468,294,526	0	0	468,294,526
Short-term investments
Investment companies	52,226,545	0	0	52,226,545
	1,327,557,308	22,334	0	1,327,579,642
Futures contracts	1,108,649	0	0	1,108,649
Total assets	$1,328,665,957	$22,334	$0	$1,328,688,291
Liabilities
Futures contracts	$ 458,031	$ 0	$0	$ 458,031
Total liabilities	$ 458,031	$ 0	$0	$ 458,031
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

38  |  Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended March 31, 2023, the management fee was equivalent to an annual rate of 0.61% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of March 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.08%
Class C	1.83
Administrator Class	0.90
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.

Allspring Index Asset Allocation Fund  |  39

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2023, Allspring Funds Distributor received $9,864 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$27,398,524	$7,998,628	$67,212,290	$100,054,025
6. DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2023, the Fund entered into futures contracts to manage the duration of the portfolio and to gain market exposure to certain asset classes by implementing tactical asset allocation shifts. The Fund had an average notional amount of $326,310,501 in long futures contracts and $181,795,023 in short futures contracts during the six months ended March 31, 2023.
The fair value of derivative instruments as of March 31, 2023 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 540,441*	Unrealized losses on futures contracts	$ 0*
Equity risk	Unrealized gains on futures contracts	568,208*	Unrealized losses on futures contracts	458,031*
		$1,108,649		$458,031

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of March 31, 2023 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2023 was as follows:
	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ (1,110,217)	$ 5,289,942
Equity risk	(1,548,702)	(5,616,627)
	$(2,658,919)	$ (326,685)

40  |  Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2023, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Index Asset Allocation Fund  |  41

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

42  |  Allspring Index Asset Allocation Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Index Asset Allocation Fund  |  43

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

44  |  Allspring Index Asset Allocation Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Index Asset Allocation Fund  |  45

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04042023-vs9pfjxs 05-23
SAR0458 03-23

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	May 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	May 25, 2023

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	May 25, 2023